UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07797

SunAmerica Focused Series, Inc.
(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ			07311
(Address of principal executive offices)			(Zip code)

Vincent M. Marra Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6464

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

SEMI-ANNUAL REPORT 2007

AIG SUNAMERICA

Focused Portfolios

■  Focused Asset Allocation Strategies

■  Focused Portfolios

(This page intentionally left blank.)

April 30, 2007  SEMI-ANNUAL REPORT

SunAmerica Focused Portfolios

SunAmerica Focused Asset Allocation Strategies

Focused Equity Strategy Portfolio (FESAX)

Focused Multi-Asset Strategy Portfolio (FASAX)

Focused Balanced Strategy Portfolio (FBAAX)

Focused Fixed Income and Equity Strategy Portfolio (FFEAX)

Focused Fixed Income Strategy Portfolio (QUVPQ)

SunAmerica Focused Large-Cap Growth Portfolio (SSFAX)

SunAmerica Focused Growth Portfolio* (SSAAX)

SunAmerica Focused Mid-Cap Growth Portfolio (FMGWX)

SunAmerica Focused Small-Cap Growth Portfolio (NSKAX)

SunAmerica Focused Large-Cap Value Portfolio (SSLAX)

SunAmerica Focused Value Portfolio* (SFVAX)

SunAmerica Focused Mid-Cap Value Portfolio (FMVPX)

SunAmerica Focused Small-Cap Value Portfolio (SSSAX)

SunAmerica Focused Growth and Income Portfolio (FOGAX)

SunAmerica Focused International Equity Portfolio (SFINX)

SunAmerica Focused Technology Portfolio (STNAX)

SunAmerica Focused Dividend Strategy Portfolio (FDSAX)

*  As of November 21, 2006, the names of the Focused Multi-Cap Growth Portfolio and Focused Multi-Cap Value Portfolio were changed to the Focused Growth Portfolio and Focused Value Portfolio, respectively.

Table of Contents

A Message from the President	1

Expense Example	3

Statement of Assets and Liabilities	9

Statement of Operations	17

Statement of Changes in Net Assets	21

Financial Highlights	27

Portfolio of Investments	42

Notes to Financial Statements	80

Approval of Advisory Agreements	111

Director and Officer Information	117

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

We are pleased to present this semi-annual report for the SunAmerica Focused Series, Inc. for the period ended April 30, 2007.

Most of the major U.S. equity indices posted gains for the six months ended April 30, 2007, despite the short-lived though dramatic correction in late February/early March. The market drop was prompted by the sell-off in the Chinese equity market and exacerbated by former Federal Reserve Board chairman Alan Greenspan's comments regarding a potential economic recession. Also impacting the equity markets during the period as a whole were fluctuating oil and other commodity prices, turmoil in the subprime mortgage market, ongoing geopolitical concerns, uncertainty associated with the change of party control in Congress, and data indicating markedly slower U.S. economic growth due primarily to the slump in the housing market. Despite all that, equity returns were driven upward by robust merger and acquisition activity, stronger-than-expected corporate earnings, containment of both core and overall inflation at moderate levels, and volatility in fixed income rates. A growing sense that the Federal Reserve Board is likely to remain on hold or may lower interest rates later this year also drove stocks higher during the period.

All equity asset classes advanced but mid-cap stocks performed best. Large-cap stocks and then small-cap stocks followed. Value stocks outperformed growth stocks in the large-cap and mid-cap sectors, but growth stocks led the way within the small-cap sector.

Overall, international equity markets outpaced U.S. equity markets in U.S. dollar terms, due in large part to above-trend economic growth in Europe and to a decline in the U.S. dollar. Remember, as the value of the U.S. dollar decreases, the dollar value of foreign investments typically increases and vice versa.

Given this backdrop, all of the SunAmerica Focused Portfolios and Asset Allocation Strategies produced positive absolute returns during the period, adding value for our investors. Four SunAmerica Focused Portfolios and two Focused Asset Allocation Strategies outperformed their respective benchmark index and/or Lipper peer group for the six-month period ended April 30, 2007.

AIG SunAmerica continued to enhance its array of focused investment options to help you and your adviser fulfill your asset allocation objectives. Most importantly, we enthusiastically welcomed several new portfolio managers and are extremely proud that many world-class managers lend their stock-picking talents and market insights to our SunAmerica Focused Portfolios. We also changed the names of our Focused Multi-Cap Growth Portfolio and Focused Multi-Cap Value Portfolio during the reporting period to Focused Growth Portfolio and Focused Value Portfolio, respectively, to better reflect the flexibility these portfolios have to seek investment opportunities in the market capitalization that may be in favor at any given time.

SunAmerica Focused Large-Cap Growth Portfolio was the first multi-managed focused mutual fund on Wall Street. Today, our family of Focused Portfolios includes 12 mutual funds. Each of these Portfolios seeks either growth of capital over the long term or total return (including capital appreciation and current income). After all, maintaining a long-term perspective is a basic tenet of effective investing for both managers and investors at all times. In a six-month period like the one ended April 30, 2007, such a perspective is especially important. By staying invested in assets allocated based on your individual goals, you may lessen the effects of short-term dips, such as that experienced this past winter, still gain ground on an absolute basis, and keep time on your side.

Remember, the SunAmerica Focused Portfolios generally feature three world class managers, each of whom selects their top stocks for the Portfolio.1 We believe this focused strategy, which is used by many

A MESSAGE FROM THE PRESIDENT — (continued)

institutional investors, offers efficient asset allocation opportunities2 and avoids portfolio dilution and overdiversification. According to Modern Portfolio Theory, investors receive minimal, if any additional diversification benefits in any single asset class with portfolios holding more than 20 to 30 stocks.1, 3 Whether you invest in the Focused Portfolios separately or you invest in a predetermined mix of them along with other AIG SunAmerica advised funds through our Focused Asset Allocation Strategies, we believe the multi-managed, style-specific portfolios we offer provide essential building blocks for a well-constructed equity portfolio.

On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Focused Portfolios for the period ended April 30, 2007.

Thank you for being a part of the SunAmerica Focused Portfolios and Asset Allocation Strategies. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

Peter A. Harbeck
President & CEO
AIG SunAmerica Asset Management Corp.

Introducing AIG SunAmerica Focused StarALPHA Portfolio!

Five proven managers — Thornburg, BlackRock, Janus, Kinetics, AIG SunAmerica — each going anywhere to select their 10 favorite stocks of any investment style or market cap, all in 1 mutual fund.

Visit www.sunamericafunds.com for more details.

1Because focused mutual funds are less diversified than typical mutual funds, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Some Portfolios may hold more or less than 30 stocks at certain times. The managers in the Focused Small-Cap Growth and Focused Small-Cap Value portfolios generally invest in up to 20 stocks due to liquidity issues, so each of these portfolios will generally hold as many as 60 stocks. The Focused Dividend Strategy Portfolio employs a "buy and hold" strategy with generally up to 30 high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and broader market. The Focused Asset Allocation Strategies are fund-of-funds, allocated and monitored by AIG SunAmerica Asset Management Corp.

2Asset allocation does not guarantee profit, nor does it protect against loss.

3Source: Portfolio Selection, 2nd edition, 1991. As cited in A Random Walk Down Wall Street, Malkiel, Burton. Norton and Company, 1999.

Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

The Fund is distributed by AIG SunAmerica Capital Services, Inc.

EXPENSE EXAMPLE — April 30, 2007 — (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Focused Series, Inc. (the "Fund"), you may incur two types of costs: (1) transaction costs, including applicable sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of Focused International Equity Portfolio only) and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at November 1, 2006 and held until April 30, 2007.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months ended April 30, 2007" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, and Class Z the "Expenses Paid During the Six Months ended April 30, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended April 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolios' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended April 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, and Class Z the "Expenses Paid During the Six Months ended April 30, 2007" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months ended April 30, 2007" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Portfolio's prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months ended April 30, 2007" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of Focused International Equity Portfolio only); small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's Prospectus and/or your qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

EXPENSE EXAMPLE — April 30, 2007 — (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2006	Ending Account Value Using Actual Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Beginning Account Value At November 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Expense Ratio as of April 30, 2007*
Focused Equity Strategy†
Class A	$1,000.00	$1,085.73	$0.88	$1,000.00	$1,023.95	$0.85	0.17%
Class B	$1,000.00	$1,082.30	$4.29	$1,000.00	$1,020.68	$4.16	0.83%
Class C	$1,000.00	$1,082.30	$4.18	$1,000.00	$1,020.78	$4.06	0.81%
Class I#	$1,000.00	$1,086.30	$0.78	$1,000.00	$1,024.05	$0.75	0.15%
Focused Multi-Asset Strategy†
Class A	$1,000.00	$1,074.84	$0.87	$1,000.00	$1,023.95	$0.85	0.17%
Class B	$1,000.00	$1,071.45	$4.16	$1,000.00	$1,020.78	$4.06	0.81%
Class C	$1,000.00	$1,072.01	$4.11	$1,000.00	$1,020.83	$4.01	0.80%
Focused Balanced Strategy†
Class A	$1,000.00	$1,067.29	$0.87	$1,000.00	$1,023.95	$0.85	0.17%
Class B	$1,000.00	$1,063.89	$4.20	$1,000.00	$1,020.73	$4.11	0.82%
Class C	$1,000.00	$1,063.78	$4.14	$1,000.00	$1,020.78	$4.06	0.81%
Class I#	$1,000.00	$1,067.61	$0.77	$1,000.00	$1,024.05	$0.75	0.15%
Focused Fixed Income & Equity Strategy#†
Class A	$1,000.00	$1,046.83	$1.27	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$1,043.48	$4.56	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,042.74	$4.56	$1,000.00	$1,020.33	$4.51	0.90%
Focused Fixed Income Strategy#†
Class A	$1,000.00	$1,033.76	$1.26	$1,000.00	$1,023.55	$1.25	0.25%
Class B	$1,000.00	$1,030.47	$4.53	$1,000.00	$1,020.33	$4.51	0.90%
Class C	$1,000.00	$1,031.27	$4.53	$1,000.00	$1,020.33	$4.51	0.90%
Focused Large-Cap Growth@
Class A	$1,000.00	$1,063.76	$7.88	$1,000.00	$1,017.16	$7.70	1.54%
Class B	$1,000.00	$1,059.73	$11.34	$1,000.00	$1,013.79	$11.08	2.22%
Class C	$1,000.00	$1,059.69	$11.24	$1,000.00	$1,013.88	$10.99	2.20%
Class Z	$1,000.00	$1,066.42	$4.92	$1,000.00	$1,020.03	$4.81	0.96%
Focused Growth#@(1)
Class A	$1,000.00	$1,067.85	$8.82	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,064.62	$12.13	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,064.64	$12.13	$1,000.00	$1,013.04	$11.83	2.37%
Focused Mid-Cap Growth#@
Class A	$1,000.00	$1,086.72	$8.90	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,082.30	$12.24	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,082.24	$12.24	$1,000.00	$1,013.04	$11.83	2.37%
Class I	$1,000.00	$1,087.35	$8.38	$1,000.00	$1,016.76	$8.10	1.62%

EXPENSE EXAMPLE — April 30, 2007 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2006	Ending Account Value Using Actual Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Beginning Account Value At November 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Expense Ratio as of April 30, 2007*
Focused Small Cap Growth@
Class A	$1,000.00	$1,092.39	$8.72	$1,000.00	$1,016.46	$8.40	1.68%
Class B#	$1,000.00	$1,088.25	$12.27	$1,000.00	$1,013.04	$11.83	2.37%
Class C#	$1,000.00	$1,087.95	$12.27	$1,000.00	$1,013.04	$11.83	2.37%
Class I#	$1,000.00	$1,092.16	$8.40	$1,000.00	$1,016.76	$8.10	1.62%
Focused Large-Cap Value@
Class A	$1,000.00	$1,078.89	$8.50	$1,000.00	$1,016.61	$8.25	1.65%
Class B#	$1,000.00	$1,074.93	$12.14	$1,000.00	$1,013.09	$11.78	2.36%
Class C	$1,000.00	$1,075.37	$11.89	$1,000.00	$1,013.34	$11.53	2.31%
Focused Value@(1)
Class A	$1,000.00	$1,131.02	$8.82	$1,000.00	$1,016.51	$8.35	1.67%
Class B	$1,000.00	$1,127.38	$12.29	$1,000.00	$1,013.24	$11.63	2.33%
Class C	$1,000.00	$1,127.50	$12.29	$1,000.00	$1,013.24	$11.63	2.33%
Focused Mid-Cap Value#@
Class A	$1,000.00	$1,150.19	$9.17	$1,000.00	$1,016.27	$8.60	1.72%
Class B	$1,000.00	$1,146.58	$12.61	$1,000.00	$1,013.04	$11.83	2.37%
Class C	$1,000.00	$1,146.47	$12.61	$1,000.00	$1,013.04	$11.83	2.37%
Class I	$1,000.00	$1,151.05	$8.64	$1,000.00	$1,016.76	$8.10	1.62%
Focused Small Cap Value@
Class A	$1,000.00	$1,058.05	$8.57	$1,000.00	$1,016.46	$8.40	1.68%
Class B#	$1,000.00	$1,054.63	$12.07	$1,000.00	$1,013.04	$11.83	2.37%
Class C#	$1,000.00	$1,054.43	$11.92	$1,000.00	$1,013.19	$11.68	2.34%
Focused Growth and Income@
Class A	$1,000.00	$1,073.58	$8.53	$1,000.00	$1,016.56	$8.30	1.66%
Class B#	$1,000.00	$1,069.98	$12.16	$1,000.00	$1,013.04	$11.83	2.37%
Class C#	$1,000.00	$1,070.62	$11.86	$1,000.00	$1,013.34	$11.53	2.31%
Focused International Equity#@
Class A	$1,000.00	$1,127.08	$10.28	$1,000.00	$1,015.12	$9.74	1.95%
Class B	$1,000.00	$1,123.95	$13.69	$1,000.00	$1,011.90	$12.97	2.60%
Class C	$1,000.00	$1,123.67	$13.69	$1,000.00	$1,011.90	$12.97	2.60%
Focused Technology#@
Class A	$1,000.00	$1,065.60	$10.09	$1,000.00	$1,015.03	$9.84	1.97%
Class B	$1,000.00	$1,061.56	$13.39	$1,000.00	$1,011.80	$13.07	2.62%
Class C	$1,000.00	$1,061.56	$13.39	$1,000.00	$1,011.80	$13.07	2.62%

EXPENSE EXAMPLE — April 30, 2007 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2006	Ending Account Value Using Actual Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Beginning Account Value At November 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Expense Ratio as of April 30, 2007*
Focused Dividend Strategy Portfolio#@
Class A	$1,000.00	$1,113.96	$4.98	$1,000.00	$1,020.08	$4.76	0.95%
Class B	$1,000.00	$1,110.86	$8.37	$1,000.00	$1,016.86	$8.00	1.60%
Class C	$1,000.00	$1,110.07	$8.37	$1,000.00	$1,016.86	$8.00	1.60%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period,multiplied by 181 days divided by 365 days.These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A of Focused International Equity Portfolio only), small account fees and administrative fees, if applicable to your account. Please refer to the Portfolio's prospectus and/or your qualified retirement plan document for more information.

#  During the stated period, the investment adviser either waived a portion of or all of the fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value"would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months ended April 30, 2007" and the "Expense Ratios"would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended April 30, 2007" and the "Expense Ratios"would have been lower.

†  Does not include the expenses of the underlying Funds that the Portfolios bear indirectly. If these indirect expenses had been included, the "Actual/Hypothetical Expenses Paid During the Six Months ended April 30, 2007" and the "Expense Ratios"would have been higher and the "Actual/Hypothetical Ending Account Value"would have been lower.

(1)  See Note 1

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been applied the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2006	Ending Account Value Using Actual Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Beginning Account Value At November 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Expense Ratio as of April 30, 2007*
Focused Large-Cap Growth
Class A	$1,000.00	$1,063.76	$7.73	$1,000.00	$1,017.31	$7.55	1.51%
Class B	$1,000.00	$1,059.73	$11.18	$1,000.00	$1,013.93	$10.94	2.19%
Class C	$1,000.00	$1,059.69	$11.08	$1,000.00	$1,014.03	$10.84	2.17%
Class Z	$1,000.00	$1,066.42	$4.76	$1,000.00	$1,020.18	$4.66	0.93%
Focused Growth#(1)
Class A	$1,000.00	$1,067.85	$8.77	$1,000.00	$1,016.31	$8.55	1.71%
Class B	$1,000.00	$1,064.62	$12.08	$1,000.00	$1,013.09	$11.78	2.36%
Class C	$1,000.00	$1,064.64	$12.08	$1,000.00	$1,013.09	$11.78	2.36%

EXPENSE EXAMPLE — April 30, 2007 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2006	Ending Account Value Using Actual Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Beginning Account Value At November 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Expense Ratio as of April 30, 2007*
Focused Mid-Cap Growth#
Class A	$1,000.00	$1,086.72	$8.74	$1,000.00	$1,016.41	$8.45	1.69%
Class B	$1,000.00	$1,082.30	$12.08	$1,000.00	$1,013.19	$11.68	2.34%
Class C	$1,000.00	$1,082.24	$12.08	$1,000.00	$1,013.19	$11.68	2.34%
Class I	$1,000.00	$1,087.35	$8.23	$1,000.00	$1,016.91	$7.95	1.59%
Focused Small Cap Growth
Class A	$1,000.00	$1,092.39	$8.66	$1,000.00	$1,016.51	$8.35	1.67%
Class B#	$1,000.00	$1,088.25	$12.22	$1,000.00	$1,013.09	$11.78	2.36%
Class C#	$1,000.00	$1,087.95	$12.22	$1,000.00	$1,013.09	$11.78	2.36%
Class I#	$1,000.00	$1,092.16	$8.40	$1,000.00	$1,016.76	$8.10	1.62%
Focused Large-Cap Value
Class A	$1,000.00	$1,078.89	$8.45	$1,000.00	$1,016.66	$8.20	1.64%
Class B#	$1,000.00	$1,074.93	$12.09	$1,000.00	$1,013.14	$11.73	2.35%
Class C	$1,000.00	$1,075.37	$11.84	$1,000.00	$1,013.39	$11.48	2.30%
Focused Value(1)
Class A	$1,000.00	$1,131.02	$8.82	$1,000.00	$1,016.51	$8.35	1.67%
Class B	$1,000.00	$1,127.38	$12.29	$1,000.00	$1,013.24	$11.63	2.33%
Class C	$1,000.00	$1,127.50	$12.29	$1,000.00	$1,013.24	$11.63	2.33%
Focused Mid-Cap Value#
Class A	$1,000.00	$1,150.19	$9.06	$1,000.00	$1,016.36	$8.50	1.70%
Class B	$1,000.00	$1,146.58	$12.51	$1,000.00	$1,013.14	$11.73	2.35%
Class C	$1,000.00	$1,146.47	$12.51	$1,000.00	$1,013.14	$11.73	2.35%
Class I	$1,000.00	$1,151.05	$8.53	$1,000.00	$1,016.86	$8.00	1.60%
Focused Small Cap Value
Class A	$1,000.00	$1,058.05	$8.57	$1,000.00	$1,016.46	$8.40	1.68%
Class B#	$1,000.00	$1,054.63	$12.07	$1,000.00	$1,013.04	$11.83	2.37%
Class C#	$1,000.00	$1,054.43	$11.92	$1,000.00	$1,013.19	$11.68	2.34%
Focused Growth and Income
Class A	$1,000.00	$1,073.58	$8.48	$1,000.00	$1,016.61	$8.25	1.65%
Class B# 1$	1,000.00	$1,069.98	$12.11	$1,000.00	$1,013.09	$11.78	2.36%
Class C#	$1,000.00	$1,070.62	$11.81	$1,000.00	$1,013.39	$11.48	2.30%
Focused International Equity#
Class A	$1,000.00	$1,127.08	$10.28	$1,000.00	$1,015.12	$9.74	1.95%
Class B	$1,000.00	$1,123.95	$13.69	$1,000.00	$1,011.90	$12.97	2.60%
Class C	$1,000.00	$1,123.67	$13.69	$1,000.00	$1,011.90	$12.97	2.60%

EXPENSE EXAMPLE — April 30, 2007 — (unaudited) (continued)

	Actual			Hypothetical
Portfolio	Beginning Account Value At November 1, 2006	Ending Account Value Using Actual Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Beginning Account Value At November 1, 2006	Ending Account Value Using a Hypothetical 5% Assumed Return at April 30, 2007	Expenses Paid During the Six Months Ended April 30, 2007*	Expense Ratio as of April 30, 2007*
Focused Technology#
Class A	$1,000.00	$1,065.60	$10.09	$1,000.00	$1,015.03	$9.84	1.97%
Class B	$1,000.00	$1,061.56	$13.39	$1,000.00	$1,011.80	$13.07	2.62%
Class C	$1,000.00	$1,061.56	$13.39	$1,000.00	$1,011.80	$13.07	2.62%
Focused Dividend Strategy Portfolio#
Class A	$1,000.00	$1,113.96	$4.98	$1,000.00	$1,020.08	$4.76	0.95%
Class B	$1,000.00	$1,110.86	$8.37	$1,000.00	$1,016.86	$8.00	1.60%
Class C	$1,000.00	$1,110.07	$8.37	$1,000.00	$1,016.86	$8.00	1.60%

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2007 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$—	$—	$—	$—	$—
Long-term investment securities, at value (affiliated)*	630,975,574	894,581,359	452,559,615	61,074,107	24,578,629
Short-term investment securities, at value (unaffiliated)*	—	—	—	—	—
Repurchase agreements (cost equals market value)	—	—	—	—	—
Total investments	630,975,574	894,581,359	452,559,615	61,074,107	24,578,629
Cash	—	—	—	—	—
Foreign cash*	—	—	—	—	—
Receivable for— Fund shares sold	855,117	1,525,658	320,603	13,136	48,570
Dividends and interest	—	—	—	—	—
Investments sold	—	—	—	—	—
Prepaid expenses and other assets	3,263	3,356	3,178	2,991	2,972
Due from investment advisor for expense reimbursements/fee waivers	—	—	—	2,272	4,877
Due from broker	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Total assets	631,833,954	896,110,373	452,883,396	61,092,506	24,635,048
LIABILITIES:
Payable for— Fund shares redeemed	1,663,195	1,865,117	1,187,111	67,013	30,547
Investments purchased	—	—	—	—	—
Investment advisory and management fees	51,825	73,114	37,181	4,984	2,025
Distribution and service maintenance fees	232,529	318,945	162,603	20,145	8,003
Transfer agent fees and expenses	34,184	40,049	20,576	4,442	2,169
Directors' fees and expenses	22,919	24,111	20,321	3,406	1,248
Other accrued expenses	104,305	89,937	66,605	47,848	43,929
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	65,403
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Due to investment advisor for expense recoupment	4,491	—	5,149	—	—
Total liabilities	2,113,448	2,411,273	1,499,546	147,838	153,324
Net Assets	$629,720,506	$893,699,100	$451,383,850	$60,944,668	$24,481,724
* Cost
Long-term investment securities (unaffiliated)	$—	$—	$—	$—	$—
Long-term investment securities (affiliated)	$565,357,432	$780,229,334	$416,735,198	$58,056,312	$23,858,484
Short-term investment securities (unaffiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2007 — (unaudited) (continued)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)	$3,263	$4,667	$2,702	$433	$186
Paid-in capital	522,616,891	726,797,300	395,649,532	56,677,866	23,783,223
	522,620,154	726,801,967	395,652,234	56,678,299	23,783,409
Accumulated undistributed net investment income (loss)	(15,902,233)	(11,994,383)	(8,128,552)	(390,179)	(27,802)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds.	57,384,443	64,539,491	28,035,751	1,638,753	5,972
Unrealized appreciation (depreciation) on investments	65,618,142	114,352,025	35,824,417	3,017,795	720,145
Unrealized appreciation (depreciation) on futures contracts and options contracts.	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities.	—	—	—	—	—
Net Assets	$629,720,506	$893,699,100	$451,383,850	$60,944,668	$24,481,724
Class A:
Net assets	$192,419,494	$294,370,980	$144,528,354	$23,125,018	$9,672,747
Shares outstanding	9,886,739	15,296,769	8,646,578	1,640,538	735,541
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$19.46	$19.24	$16.72	$14.10	$13.15
Maximum sales charge (5.75% of offering price)	1.19	1.17	1.02	0.86	0.80
Maximum offering price to public	$20.65	$20.41	$17.74	$14.96	$13.95
Class B:
Net assets	$125,540,042	$170,720,074	$106,881,911	$13,684,754	$5,627,291
Shares outstanding	6,530,649	8,937,471	6,405,521	972,254	428,288
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$19.22	$19.10	$16.69	$14.08	$13.14
Class C:
Net assets	$308,912,301	$428,608,046	$196,271,133	$24,134,896	$9,181,686
Shares outstanding	16,062,461	22,431,090	11,741,887	1,714,830	698,955
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$19.23	$19.11	$16.72	$14.07	$13.14
Class I:
Net assets	$2,848,669	$—	$3,702,452	$—	$—
Shares outstanding	146,523	—	221,624	—	—
Net asset value, offering and redemption price per share	$19.44	$—	$16.71	$—	$—
Class Z:
Net assets	$—	$—	$—	$—	$—
Shares outstanding.	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2007 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio†	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$1,146,759,046	$376,465,712	$77,622,333	$356,833,620	$551,949,248
Long-term investment securities, at value (affiliated)*	—	—	—	—	—
Short-term investment securities, at value (unaffiliated)*	—	—	8,449,000	—	—
Repurchase agreements (cost equals market value)	19,236,000	5,997,000	—	16,826,000	7,138,000
Total investments	1,165,995,046	382,462,712	86,071,333	373,659,620	559,087,248
Cash	2,464	692	—	1,328	948
Foreign cash*	—	—	—	—	—
Receivable for— Fund shares sold	156,122	183,140	63,837	431,475	82,198
Dividends and interest	668,980	154,422	14,629	1,402	594,176
Investments sold	1,270,748	11,794,701	1,199,411	12,670,738	5,632,868
Prepaid expenses and other assets	694,488	20,164	3,765	12,068	21,581
Due from investment advisor for expense reimbursements/fee waivers	—	2,399	—	—	1,968
Due from broker	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Total assets	1,168,787,848	394,618,230	87,352,975	386,776,631	565,420,987
LIABILITIES:
Payable for— Fund shares redeemed	3,842,393	1,199,901	114,382	1,208,469	1,049,731
Investments purchased	—	—	3,449,362	14,633,823	5,398,733
Investment advisory and management fees	823,408	321,147	67,059	300,769	458,758
Distribution and service maintenance fees	533,792	172,982	25,846	158,209	210,429
Transfer agent fees and expenses	299,787	111,469	15,160	80,906	111,465
Directors' fees and expenses	190,422	57,718	—	16,413	29,863
Other accrued expenses	453,038	100,164	75,618	114,809	115,604
Line of credit	—	319,927	—	—	439,072
Dividends payable	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	—	1,062,554	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	12,207	1,580	—
Total liabilities	6,142,840	2,283,308	4,822,188	16,514,978	7,813,655
Net Assets	$1,162,645,008	$392,334,922	$82,530,787	$370,261,653	$557,607,332
* Cost
Long-term investment securities (unaffiliated)	$970,287,526	$304,844,975	$68,901,705	$276,642,245	$488,421,459
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$—	$—	$8,449,000	$—	$—
Foreign cash	$3	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2007 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio†	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)	$6,225	$1,555	$549	$2,121	$3,203
Paid-in capital	1,299,498,703	317,286,177	69,669,054	283,067,695	436,680,907
	1,299,504,928	317,287,732	69,669,603	283,069,816	436,684,110
Accumulated undistributed net investment income (loss)	(5,500,856)	(2,542,879)	(282,373)	(1,727,352)	864,401
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds.	(307,830,584)	5,970,406	4,422,929	8,727,814	56,531,032
Unrealized appreciation (depreciation) on investments	176,471,520	71,620,737	8,720,628	80,191,375	63,527,789
Unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities.	—	(1,074)	—	—	—
Net Assets	$1,162,645,008	$392,334,922	$82,530,787	$370,261,653	$557,607,332
Class A:
Net assets	$684,426,150	$279,138,997	$77,032,110	$255,447,873	$466,371,126
Shares outstanding	35,993,256	10,814,128	5,123,202	14,295,072	26,562,829
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$19.02	$25.81	$15.04	$17.87	$17.56
Maximum sales charge (5.75% of offering price)	1.16	1.57	0.92	1.09	1.07
Maximum offering price to public	$20.18	$27.38	$15.96	$18.96	$18.63
Class B:
Net assets .	$153,730,746	$57,205,527	$936,860	$33,937,282	$27,509,532
Shares outstanding	8,578,346	2,394,995	62,984	2,062,573	1,651,433
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.92	$23.89	$14.87	$16.45	$16.66
Class C:
Net assets	$242,996,912	$55,990,398	$4,530,451	$67,127,836	$63,726,674
Shares outstanding	13,548,815	2,344,633	304,383	4,094,879	3,816,254
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$17.93	$23.88	$14.88	$16.39	$16.70
Class I:
Net assets	$—	$—	$31,366	$13,748,662	$—
Shares outstanding	—	—	2,083	756,606	—
Net asset value, offering and redemption price per share	$—	$—	$15.06	$18.17	$—
Class Z:
Net assets	$81,491,200	$—	$—	$—	$—
Shares outstanding	4,126,395	—	—	—	—
Net asset value, offering and redemption price per share	$19.75	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2007 — (unaudited) (continued)

	Focused Value Portfolio†	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$591,486,397	$77,281,769	$343,469,855	$385,763,467	$344,252,645
Long-term investment securities, at value (affiliated)*	—	—	—	—	—
Short-term investment securities, at value (unaffiliated)*	—	2,096,000	—	—	129,000
Repurchase agreements (cost equals market value)	71,222,000	—	5,149,000	38,790,000	6,366,000
Total investments	662,708,397	79,377,769	348,618,855	424,553,467	350,747,645
Cash	1,783	28,543	49,540	719	1,916
Foreign cash*	132,068	97,422	—	81	1,436,428
Receivable for— Fund shares sold	586,156	119,764	79,820	1,808,274	309,126
Dividends and interest	456,586	30,577	86,715	196,575	1,462,977
Investments sold	—	—	16,602,698	—	6,239,527
Prepaid expenses and other assets	7,494	6,131	13,561	23,746	4,729
Due from investment advisor for expense reimbursements/fee waivers	—	—	5,289	1,235	1,922
Due from broker	—	—	28,800	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	19,564
Total assets	663,892,484	79,660,206	365,485,278	426,584,097	360,223,834
LIABILITIES:
Payable for— Fund shares redeemed	1,499,622	99,155	1,761,676	871,402	589,820
Investments purchased	1,433,749	—	11,969,203	—	1,327,698
Investment advisory and management fees	536,607	64,505	291,556	347,544	363,326
Distribution and service maintenance fees	388,066	27,088	171,887	224,015	138,052
Transfer agent fees and expenses	119,923	14,469	87,236	96,389	68,544
Directors' fees and expenses	58,404	1	30,831	33,600	10,146
Other accrued expenses	160,819	74,119	91,007	106,099	161,622
Line of credit	—	—	—	—	—
Dividends payable	—	—	—	—	—
Variation margin on futures contracts	—	—	14,400	—	—
Due to custodian.	—	—	—	—	—
Call and put options written, at value@	—	—	175,000	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	372,703
Due to investment advisor for expense recoupment	—	12,010	—	—	—
Total liabilities	4,197,190	291,347	14,592,796	1,679,049	3,031,911
Net Assets	$659,695,294	$79,368,859	$350,892,482	$424,905,048	$357,191,923
* Cost
Long-term investment securities (unaffiliated)	$451,237,245	$60,311,113	$312,124,861	$331,712,426	$279,357,105
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$—	$2,096,000	$—	$—	$129,000
Foreign cash	$132,217	$93,111	$—	$71	$1,424,998
@ Premiums received on options written	$—	$—	$(146,673)	$—	$—

† See Note 1

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2007 — (unaudited) (continued)

	Focused Value Portfolio†	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)	$2,726	$489	$1,860	$2,173	$1,703
Paid-in capital	445,657,229	60,354,482	307,610,770	334,444,651	265,357,922
	445,659,955	60,354,971	307,612,630	334,446,824	265,359,625
Accumulated undistributed net investment income (loss)	(1,031,766)	(280,892)	(942,486)	(525,672)	219,266
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	74,818,103	2,319,355	12,880,221	36,932,845	27,050,350
Unrealized appreciation (depreciation) on investments	140,249,152	16,970,656	31,344,994	54,051,041	64,895,540
Unrealized appreciation (depreciation) on futures contracts and options contracts.	—	—	(2,877)	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities.	(150)	4,769	—	10	(332,858)
Net Assets	$659,695,294	$79,368,859	$350,892,482	$424,905,048	$357,191,923
Class A:
Net assets	$282,810,375	$70,383,424	$222,244,946	$233,935,895	$288,448,884
Shares outstanding	11,398,484	4,332,023	11,387,396	11,638,597	13,665,020
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$24.81	$16.25	$19.52	$20.10	$21.11
Maximum sales charge (5.75% of offering price)	1.51	0.99	1.19	1.23	1.29
Maximum offering price to public	$26.32	$17.24	$20.71	$21.33	$22.40
Class B:
Net assets .	$167,369,759	$1,442,508	$42,592,326	$64,685,916	$21,429,139
Shares outstanding	7,041,275	89,315	2,393,123	3,416,491	1,046,550
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$23.77	$16.15	$17.80	$18.93	$20.48
Class C:
Net assets	$209,515,160	$7,508,687	$86,055,210	$126,283,237	$47,313,900
Shares outstanding	8,821,879	464,689	4,819,859	6,674,482	2,314,782
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$23.75	$16.16	$17.85	$18.92	$20.44
Class I:
Net assets	$—	$34,240	$—	$—	$—
Shares outstanding	—	2,106	—	—	—
Net asset value, offering and redemption price per share.	$—	$16.26	$—	$—	$—
Class Z:
Net assets .	$—	$—	$—	$—	$—
Shares outstanding.	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

† See Note 1

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2007 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio
ASSETS:
Long-term investment securities, at value (unaffiliated)*	$73,761,920	$193,562,652
Long-term investment securities, at value (affiliated)*	—	—
Short-term investment securities, at value (unaffiliated)*	—	—
Repurchase agreements (cost equals market value)	965,000	—
Total investments	74,726,920	193,562,652
Cash	1,277	—
Foreign cash*	—	—
Receivable for— Fund shares sold	98,803	128,502
Dividends and interest	47,043	352,111
Investments sold	157,294	—
Prepaid expenses and other assets	11,994	11,302
Due from investment advisor for expense reimbursements/fee waivers	—	10,348
Due from broker	—	—
Unrealized appreciation on forward foreign currency contracts	—	—
Total assets	75,043,331	194,064,915
LIABILITIES:
Payable for— Fund shares redeemed	154,107	799,368
Investments purchased	—	—
Investment advisory and management fees	78,214	54,879
Distribution and service maintenance fees	44,169	124,454
Transfer agent fees and expenses	27,985	42,759
Directors' fees and expenses	10,432	18,327
Other accrued expenses	73,654	82,342
Line of credit	286,169	883,163
Dividends payable	—	—
Variation margin on futures contracts	—	—
Due to custodian.	—	—
Call and put options written, at value@	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Due to investment advisor for expense recoupment	40,356	—
Total liabilities	715,086	2,005,292
Net Assets	$74,328,245	$192,059,623
* Cost
Long-term investment securities (unaffiliated)	$60,240,089	$164,807,743
Long-term investment securities (affiliated)	$—	$—
Short-term investment securities (unaffiliated)	$—	$—
Foreign cash	$—	$—
@ Premiums received on options written	$—	$—

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES — April 30, 2007 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio
COMPOSITION OF NET ASSETS:
Common stock, $.0001 par value (3 billion shares authorized)	$1,143	$1,355
Paid-in capital	233,201,638	162,064,335
	233,202,781	162,065,690
Accumulated undistributed net investment income (loss)	(806,708)	253,427
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, foreign exchange transactions and capital gain distributions received from underlying funds	(171,589,094)	985,597
Unrealized appreciation (depreciation) on investments	13,521,831	28,754,909
Unrealized appreciation (depreciation) on futures contracts and options contracts	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(565)	—
Net Assets	$74,328,245	$192,059,623
Class A:
Net assets	$33,313,934	$60,954,012
Shares outstanding	5,001,264	4,289,595
Net asset value and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.66	$14.21
Maximum sales charge (5.75% of offering price)	0.41	0.87
Maximum offering price to public	$7.07	$15.08
Class B:
Net assets	$18,906,543	$41,720,999
Shares outstanding	2,962,135	2,945,132
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.38	$14.17
Class C:
Net assets	$22,107,768	$89,384,612
Shares outstanding	3,462,472	6,311,272
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred sales charge)	$6.38	$14.16
Class I:
Net assets	$—	$—
Shares outstanding	—	—
Net asset value, offering and redemption price per share	$—	$—
Class Z:
Net assets	$—	$—
Shares outstanding	—	—
Net asset value, offering and redemption price per share	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the period ended April 30, 2007 — (unaudited)

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$—	$—
Dividends (affiliated)	1,599,895	5,043,592	4,298,160	1,023,277	505,949
Interest (unaffiliated)	—	—	—	—	—
Total investment income*	1,599,895	5,043,592	4,298,160	1,023,277	505,949
Expenses:
Investment advisory and management fees	318,410	434,533	229,089	30,644	11,741
Distribution and service maintenance fees
Class A	—	—	—	—	—
Class B	411,507	537,513	352,499	45,062	18,982
Class C	1,017,009	1,369,223	654,463	79,637	30,164
Service fees Class I	—	—	—	—	—
Transfer agent fees and expenses
Class A	24,915	35,960	16,138	2,945	382
Class B	20,389	19,931	11,456	2,174	943
Class C	23,073	32,302	12,224	2,045	1,278
Class I	—	—	66	—	—
Class Z	—	—	—	—	—
Registration fees
Class A	677	1,302	—	1,406	2,291
Class B	682	965	358	1,620	2,257
Class C	—	85	70	1,703	1,873
Class I	3,620	—	2,582	—	—
Class Z	—	—	—	—	—
Custodian and accounting fees	10,429	9,779	9,438	9,650	9,988
Reports to shareholders	66,934	90,067	38,810	4,933	1,823
Audit and tax fees	33,949	33,132	33,936	33,397	33,451
Legal fees	7,318	9,090	6,104	5,894	6,105
Directors' fees and expenses	20,023	25,045	14,713	2,086	670
Interest expense	—	—	—	—	—
Other expenses	4,234	4,132	6,562	942	981
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid indirectly	1,963,169	2,603,059	1,388,508	224,138	122,929
Net fees waived and expenses reimbursed/recouped by investment adviser (Note 3)	(3,545)	—	(2,622)	(22,788)	(44,136)
Custody credits earned on cash balances	(643)	(175)	(1)	(42)	(296)
Fees paid indirectly (Note 7)	—	—	—	—	—
Net expenses	1,958,981	2,602,884	1,385,885	201,308	78,497
Net investment income (loss)	(359,086)	2,440,708	2,912,275	821,969	427,452
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	—	—	—	—	—
Net realized gain (loss) on investments (affiliated)	17,034,066	15,628,515	8,226,852	578,657	171,684
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	44,296,478	49,067,744	21,146,757	1,328,374	86,095
Net realized gain (loss) on futures contracts and options contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	61,330,544	64,696,259	29,373,609	1,907,031	257,779
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	(9,324,054)	(5,776,760)	(3,279,346)	(38,245)	60,576
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(9,324,054)	(5,776,760)	(3,279,346)	(38,245)	60,576
Net realized and unrealized gain (loss) on investments and foreign currencies	52,006,490	58,919,499	26,094,263	1,868,786	318,355
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$51,647,404	$61,360,207	$29,006,538	$2,690,755	$745,807
*Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the period ended April 30, 2007 — (unaudited) (continued)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio†	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,886,554	$919,585	$332,207	$1,273,685	$6,489,033
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	365,967	342,463	72,743	388,016	280,383
Total investment income*	5,252,521	1,262,048	404,950	1,661,701	6,769,416
Expenses:
Investment advisory and management fees	5,229,084	1,969,178	397,905	1,806,016	2,834,068
Distribution and service maintenance fees
Class A	1,209,590	480,931	131,889	427,120	821,407
Class B	946,360	314,463	4,024	177,332	146,063
Class C	1,342,928	280,629	16,907	351,751	341,128
Service fees Class I	—	—	37	14,148	—
Transfer agent fees and expenses
Class A	833,661	351,062	83,343	280,960	527,444
Class B	251,670	85,186	1,983	48,745	38,110
Class C	333,043	73,236	5,253	86,143	81,112
Class I	—	—	653	12,579	—
Class Z	78	—	—	—	—
Registration fees
Class A	—	3,585	15,545	1,664	—
Class B	7,159	3,684	842	5,464	3,260
Class C	6,388	6,532	1,089	7,344	1,371
Class I	—	—	925	3,928	—
Class Z	4,022	—	—	—	—
Custodian and accounting fees	191,272	44,922	36,202	66,378	83,249
Reports to shareholders	255,712	76,617	1,296	49,799	26,910
Audit and tax fees	27,214	27,214	25,405	27,216	33,757
Legal fees	1,856	7,187	1,965	6,993	9,557
Directors' fees and expenses	46,297	13,795	1,190	11,319	17,587
Interest expense	52,955	7,205	214	299	25,701
Other expenses	19,435	6,947	5,482	7,434	9,564
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid indirectly	10,758,724	3,752,373	732,149	3,392,632	5,000,288
Net fees waived and expenses reimbursed/recouped by investment adviser (Note 3)	—	18,645	(33,911)	(2,761)	24
Custody credits earned on cash balances	(7,315)	(4,851)	(251)	(454)	(3,004)
Fees paid indirectly (Note 7)	(170,493)	(14,861)	(11,077)	(13,469)	(20,171)
Net expenses	10,580,916	3,751,306	686,910	3,375,948	4,977,137
Net investment income (loss)	(5,328,395)	(2,489,258)	(281,960)	(1,714,247)	1,792,279
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	116,703,212	21,210,904	4,650,856	8,756,272	56,912,475
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and options contracts	—	—	—	—	58,402
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(41,345)	—	—	—
Net realized gain (loss) on investments and foreign currencies	116,703,212	21,169,559	4,650,856	8,756,272	56,970,877
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(33,878,274)	6,829,303	2,263,357	24,438,371	(15,401,221)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	—	—	(57,226)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(1,074)	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(33,878,274)	6,828,229	2,263,357	24,438,371	(15,458,447)
Net realized and unrealized gain (loss) on investments and foreign currencies	82,824,938	27,997,788	6,914,213	33,194,643	41,512,430
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$77,496,543	$25,508,530	$6,632,253	$31,480,396	$43,304,709
*Net of foreign withholding taxes on interest and dividends of	$4,529	$47,081	$603	$—	$—

† See Note 1

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the period ended April 30, 2007 — (unaudited) (continued)

	Focused Value Portfolio†	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,823,978	$378,535	$2,255,208	$2,777,836	$3,645,857
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	603,816	38,585	303,180	553,136	169,484
Total investment income*	6,427,794	417,120	2,558,388	3,330,972	3,815,341
Expenses:
Investment advisory and management fees	3,179,811	401,874	1,797,535	1,950,927	2,159,191
Distribution and service maintenance fees
Class A	470,735	130,066	391,111	367,258	492,109
Class B	833,325	6,064	227,992	325,017	99,649
Class C	1,001,529	24,036	452,083	576,603	221,677
Service fees Class I	—	40	—	—	—
Transfer agent fees and expenses
Class A	313,211	81,996	265,573	245,977	316,487
Class B	200,697	2,257	60,004	81,452	25,944
Class C	235,797	6,438	109,823	134,489	53,267
Class I	—	849	—	—	—
Class Z	—	—	—	—	—
Registration fees
Class A	2,735	12,271	—	1,980	1,568
Class B	3,353	852	3,608	3,124	2,943
Class C	2,617	1,162	3,368	1,438	3,025
Class I	—	925	—	—	—
Class Z	—	—	—	—	—
Custodian and accounting fees	126,551	35,451	60,230	50,109	185,805
Reports to shareholders	95,004	1,738	54,124	43,841	23,699
Audit and tax fees	27,410	27,001	36,031	32,246	47,039
Legal fees	5,262	4,332	5,057	5,869	8,026
Directors' fees and expenses	20,008	1,181	12,161	10,953	9,274
Interest expense	187	7,443	2,121	—	6,223
Other expenses	9,843	5,629	5,906	5,388	5,478
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid indirectly	6,528,075	751,605	3,486,727	3,836,671	3,661,404
Net fees waived and expenses reimbursed/recouped by investment adviser (Note 3)	—	(40,017)	(562)	12,045	(83,570)
Custody credits earned on cash balances	(1,560)	(815)	(9,131)	(1,221)	(634)
Fees paid indirectly (Note 7)	(2,912)	(8,418)	(2,852)	(22,091)	(855)
Net expenses	6,523,603	702,355	3,474,182	3,825,404	3,576,345
Net investment income (loss)	(95,809)	(285,235)	(915,794)	(494,432)	238,996
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	74,924,102	2,320,639	14,281,885	37,176,826	27,177,475
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts and options contracts	—	—	653,929	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(84,864)	(48)	—	—	(70,006)
Net realized gain (loss) on investments and foreign currencies	74,839,238	2,320,591	14,935,814	37,176,826	27,107,469
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	3,084,490	9,218,181	5,828,169	(10,707,798)	14,439,766
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—	(180,146)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(921)	(891)	—	—	(355,068)
Net unrealized gain (loss) on investments and foreign currencies	3,083,569	9,217,290	5,648,023	(10,707,798)	14,084,698
Net realized and unrealized gain (loss) on investments and foreign currencies	77,922,807	11,537,881	20,583,837	26,469,028	41,192,167
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$77,826,998	$11,252,646	$19,668,043	$25,974,596	$41,431,163
*Net of foreign withholding taxes on interest and dividends of	$143,871	$17,737	$—	$6,371	$312,628

† See Note 1

See Notes to Financial Statements

STATEMENT OF OPERATIONS — For the period ended April 30, 2007 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$94,679	$3,432,580
Dividends (affiliated)	—	—
Interest (unaffiliated)	37,270	26,072
Total investment income*	131,949	3,458,652
Expenses:
Investment advisory and management fees	500,532	331,588
Distribution and service maintenance fees
Class A	63,675	105,577
Class B	101,807	208,540
Class C	116,689	437,205
Service fees Class I	—	—
Transfer agent fees and expenses
Class A	51,534	72,579
Class B	32,023	49,651
Class C	32,187	100,650
Class I	—	—
Class Z	—	—
Registration fees
Class A	3,508	520
Class B	2,843	229
Class C	3,017	—
Class I	—	—
Class Z	—	—
Custodian and accounting fees	30,527	21,490
Reports to shareholders	24,693	20,248
Audit and tax fees	16,172	38,121
Legal fees	8,218	8,023
Directors' fees and expenses	2,401	6,337
Interest expense	5,620	4,311
Other expenses	1,848	2,892
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits, and fees paid indirectly	997,294	1,407,961
Net fees waived and expenses reimbursed/recouped by investment adviser (Note 3)	(66,226)	(88,048)
Custody credits earned on cash balances	(208)	(40)
Fees paid indirectly (Note 7)	(1,971)	(1,577)
Net expenses	928,889	1,318,296
Net investment income (loss)	(796,940)	2,140,356
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	3,044,724	1,409,094
Net realized gain (loss) on investments (affiliated)	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—
Net realized gain (loss) on futures contracts and options contracts	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(35)	—
Net realized gain (loss) on investments and foreign currencies	3,044,689	1,409,094
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	2,939,142	16,693,023
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—
Change in unrealized appreciation (depreciation) on futures contracts and options contracts	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(565)	—
Net unrealized gain (loss) on investments and foreign currencies	2,938,577	16,693,023
Net realized and unrealized gain (loss) on investments and foreign currencies	5,983,266	18,102,117
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:	$5,186,326	$20,242,473
*Net of foreign withholding taxes on interest and dividends of	$3,098	$—

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Focused Equity Strategy Portfolio		Focused Multi-Asset Strategy Portfolio		Focused Balanced Strategy Portfolio
	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss).	$(359,086)	$(2,170,327)	$2,440,708	$3,443,510	$2,912,275	$5,492,459
Net realized gain (loss) on investments and foreign currencies..	61,330,544	47,539,014	64,696,259	52,907,132	29,373,609	21,738,296
Net unrealized gain (loss) on investments and foreign currencies.	(9,324,054)	19,285,328	(5,776,760)	35,471,638	(3,279,346)	13,178,078
Net increase (decrease) in net assets resulting from operations.	51,647,404	64,654,015	61,360,207	91,822,280	29,006,538	40,408,833
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	(5,549,915)	(3,288,536)	(6,304,161)	(4,180,495)	(3,872,685)	(3,756,383)
Net investment income (Class B)	(2,837,830)	(1,294,558)	(2,714,091)	(1,681,539)	(2,576,654)	(2,238,203)
Net investment income (Class C)	(7,039,978)	(3,352,577)	(6,963,788)	(4,401,531)	(4,815,081)	(4,197,667)
Net investment income (Class I)	(98,065)	(104,969)	—	—	(142,833)	(218,215)
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	(11,326,057)	(7,946,114)	(14,494,783)	(2,134,556)	(5,511,997)	(5,697,628)
Net realized gain on investments (Class B)	(7,404,845)	(4,921,908)	(8,592,692)	(1,298,449)	(4,185,507)	(4,547,748)
Net realized gain on investments (Class C)	(18,369,651)	(12,733,950)	(22,047,047)	(3,398,769)	(7,827,683)	(8,534,762)
Net realized gain on investments (Class I)	(193,740)	(248,287)	—	—	(210,570)	(377,593)
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders..	(52,820,081)	(33,890,899)	(61,116,562)	(17,095,339)	(29,143,010)	(29,568,199)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)..	(19,296,801)	16,712,663	41,111,744	57,248,201	(13,797,242)	(31,982,983)
Total increase (decrease) in net assets.	(20,469,478)	47,475,779	41,355,389	131,975,142	(13,933,714)	(21,142,349)
NET ASSETS:
Beginning of period	650,189,984	602,714,205	852,343,711	720,368,569	465,317,564	486,459,913
End of period*.	$629,720,506	$650,189,984	$893,699,100	$852,343,711	$451,383,850	$465,317,564
*Includes accumulated undistributed net investment income (loss)	$(15,902,233)	$(17,359)	$(11,994,383)	$1,546,949	$(8,128,552)	$366,426

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Fixed Income and Equity Strategy Portfolio		Focused Fixed Income Strategy Portfolio		Focused Large-Cap Growth Portfolio
	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$821,969	$1,754,203	$427,452	$930,165	$(5,328,395)	$(14,336,270)
Net realized gain (loss) on investments and foreign currencies	1,907,031	2,034,848	257,779	227,049	116,703,212	31,274,097
Net unrealized gain (loss) on investments and foreign currencies	(38,245)	981,483	60,576	570,231	(33,878,274)	(16,178,394)
Net increase (decrease) in net assets resulting from operations	2,690,755	4,770,534	745,807	1,727,445	77,496,543	759,433
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	(556,213)	(899,118)	(169,481)	(346,973)	—	—
Net investment income (Class B)	(284,318)	(455,913)	(99,653)	(231,215)	—	—
Net investment income (Class C)	(504,256)	(825,376)	(158,319)	(394,565)	—	—
Net investment income (Class I)	—	(3,163)	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	(607,297)	(875,194)	(1,090)	(78,903)	—	—
Net realized gain on investments (Class B)	(357,977)	(515,994)	(808)	(65,007)	—	—
Net realized gain on investments (Class C)	(637,859)	(918,912)	(1,268)	(118,049)	—	—
Net realized gain on investments (Class I)	—	(3,449)	—	—	—	—
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders..	(2,947,920)	(4,497,119)	(430,619)	(1,234,712)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(3,551,623)	(9,525,383)	807,936	(8,690,050)	(202,316,568)	(258,656,246)
Total increase (decrease) in net assets.	(3,808,788)	(9,251,968)	1,123,124	(8,197,317)	(124,820,025)	(257,896,813)
NET ASSETS:
Beginning of period	64,753,456	74,005,424	23,358,600	31,555,917	1,287,465,033	1,545,361,846
End of period*	$60,944,668	$64,753,456	$24,481,724	$23,358,600	$1,162,645,008	$1,287,465,033
*Includes accumulated undistributed net investment income (loss)	$(390,179)	$132,639	$(27,802)	$(27,801)	$(5,500,856)	$(172,461)

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Growth Portfolio†		Focused Mid-Cap Growth Portfolio		Focused Small-Cap Growth Portfolio
	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,489,258)	$(4,753,518)	$(281,960)	$(452,905)	$(1,714,247)	$(5,662,985)
Net realized gain (loss) on investments and foreign currencies	21,169,559	50,850,198	4,650,856	3,448,210	8,756,272	53,326,834
Net unrealized gain (loss) on investments and foreign currencies	6,828,229	(10,220,411)	2,263,357	6,704,297	24,438,371	(3,149,086)
Net increase (decrease) in net assets resulting from operations	25,508,530	35,876,269	6,632,253	9,699,602	31,480,396	44,514,763
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	—	—	—	(61,183)	—	—
Net investment income (Class B)	—	—	—	—	—	—
Net investment income (Class C)	—	—	—	—	—	—
Net investment income (Class I)	—	—	—	(46)	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	—	—	(2,766,198)	—	(31,225,778)	(19,540,218)
Net realized gain on investments (Class B)	—	—	(28,757)	—	(5,106,117)	(3,581,598)
Net realized gain on investments (Class C)	—	—	(125,800)	—	(10,159,413)	(7,183,708)
Net realized gain on investments (Class I)	—	—	(1,079)	—	(979,833)	(726,791)
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	—	—	(2,921,834)	(61,229)	(47,471,141)	(31,032,315)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)..	(39,504,369)	(37,358,244)	492,818	32,559,041	37,168,187	(6,487,467)
Total increase (decrease) in net assets	(13,995,839)	(1,481,975)	4,203,237	42,197,414	21,177,442	6,994,981
NET ASSETS:
Beginning of period	406,330,761	407,812,736	78,327,550	36,130,136	349,084,211	342,089,230
End of period*.	$392,334,922	$406,330,761	$82,530,787	$78,327,550	$370,261,653	$349,084,211
*Includes accumulated undistributed net investment income (loss)	$(2,542,879)	$(53,621)	$(282,373)	$(413)	$(1,727,352)	$(13,105)

† See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Large-Cap Value Portfolio		Focused Value Portfolio†		Focused Mid-Cap Value Portfolio
	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,792,279	$2,477,445	$(95,809)	$794,806	$(285,235)	$631,135
Net realized gain (loss) on investments and foreign currencies	56,970,877	67,448,517	74,839,238	50,401,540	2,320,591	2,926,673
Net unrealized gain (loss) on investments and foreign currencies	(15,458,447)	9,335,433	3,083,569	70,814,542	9,217,290	8,149,926
Net increase (decrease) in net assets resulting from operations	43,304,709	79,261,395	77,826,998	122,010,888	11,252,646	11,707,734
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	(2,828,660)	(1,330,788)	(1,474,414)	—	(249,157)	(382,063)
Net investment income (Class B)	(19,700)	—	(51,286)	—	—	(1,021)
Net investment income (Class C)	(45,377)	—	(60,362)	—	—	(4,762)
Net investment income (Class I)	—	—	—	—	(127)	(239)
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A	(54,082,936)	(18,840,906)	(20,241,781)	(17,912,583)	(2,751,584)	(4,324)
Net realized gain on investments (Class B)	(3,625,229)	(1,581,894)	(13,110,647)	(13,834,638)	(43,492)	(17)
Net realized gain on investments (Class C)	(8,350,402)	(3,197,957)	(15,430,925)	(15,608,635)	(131,445)	(77)
Net realized gain on investments (Class I)	—	—	—	—	(1,111)	(3)
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	(68,952,304)	(24,951,545)	(50,369,415)	(47,355,856)	(3,176,916)	(392,506)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(3,977,907)	(13,506,678)	4,789,689	(36,960,631)	(9,871,392)	33,052,454
Total increase (decrease) in net assets	(29,625,502)	40,803,172	32,247,272	37,694,401	(1,795,662)	44,367,682
NET ASSETS:
Beginning of period	587,232,834	546,429,662	627,448,022	589,753,621	81,164,521	36,796,839
End of period*	$557,607,332	$587,232,834	$659,695,294	$627,448,022	$79,368,859	$81,164,521
*Includes accumulated undistributed net investment income (loss)	$864,401	$1,965,859	$(1,031,766)	$650,105	$(280,892)	$253,627

† See Note 1

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Small-Cap Value Portfolio		Focused Growth and Income Portfolio		Focused International Equity Portfolio
	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(915,794)	$(1,291,625)	$(494,432)	$(208,524)	$238,996	$1,799,872
Net realized gain (loss) on investments and foreign currencies	14,935,814	26,929,943	37,176,826	24,514,822	27,107,469	46,836,459
Net unrealized gain (loss) on investments and foreign currencies	5,648,023	29,051,382	(10,707,798)	30,165,232	14,084,698	19,077,012
Net increase (decrease) in net assets resulting from operations	19,668,043	54,689,700	25,974,596	54,471,530	41,431,163	67,713,343
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	—	—	—	(1,029,221)	(570,080)	(3,347,221)
Net investment income (Class B)	—	—	—	—	—	(135,471)
Net investment income (Class C)	—	—	—	—	—	(351,219)
Net investment income (Class I)	—	—	—	—	—	—
Net investment income (Class Z)	—	—	—	—	—	—
Net realized gain on investments (Class A)	(16,252,880)	(56,358,970)	(7,143,936)	—	(37,398,626)	(13,433,699)
Net realized gain on investments (Class B)	(3,703,692)	(11,910,757)	(2,488,394)	—	(2,666,442)	(905,106)
Net realized gain on investments (Class C)	(7,368,512)	(21,788,755)	(4,179,840)	—	(5,886,484)	(2,345,108)
Net realized gain on investments (Class I)	—	—	—	—	—	—
Net realized gain on investments (Class Z)	—	—	—	—	—	—
Total dividends and distributions to shareholders	(27,325,084)	(90,058,482)	(13,812,170)	(1,029,221)	(46,521,632)	(20,517,824)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(21,990,332)	(97,628,523)	59,953,144	(42,888,424)	19,446,388	41,316,663
Total increase (decrease) in net assets	(29,647,373)	(132,997,305)	72,115,570	10,553,885	14,355,919	88,512,182
NET ASSETS:
Beginning of period	380,539,855	513,537,160	352,789,478	342,235,593	342,836,004	254,323,822
End of period*	$350,892,482	$380,539,855	$424,905,048	$352,789,478	$357,191,923	$342,836,004
*Includes accumulated undistributed net investment income (loss)	$(942,486)	$(26,692)	$(525,672)	$(31,240)	$219,266	$550,350

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focused Technology Portfolio		Focused Dividend Strategy Portfolio
	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006	For the six months ended April 30, 2007 (unaudited)	For the year ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(796,940)	$(1,979,917)	$2,140,356	$1,282,160
Net realized gain (loss) on investments and foreign currencies	3,044,689	8,848,067	1,409,094	21,311,406
Net unrealized gain (loss) on investments and foreign currencies	2,938,577	(6,985,609)	16,693,023	7,539,737
Net increase (decrease) in net assets resulting from operations	5,186,326	(117,459)	20,242,473	30,133,303
Dividends and distributions paid to shareholders from:
Net investment income (Class A)	—	—	(800,958)	(729,733)
Net investment income (Class B)	—	—	(427,769)	(235,867)
Net investment income (Class C)	—	—	(896,137)	(456,897)
Net investment income (Class I)	—	—	—	—
Net investment income (Class Z)	—	—	—	—
Net realized gain on investments (Class A)	—	—	(5,961,669)	—
Net realized gain on investments (Class B)	—	—	(4,173,108)	—
Net realized gain on investments (Class C)	—	—	(8,588,705)	—
Net realized gain on investments (Class I)	—	—	—	—
Net realized gain on investments (Class Z)	—	—	—	—
Total dividends and distributions to shareholders	—	—	(20,848,346)	(1,422,497)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(14,593,108)	(17,605,366)	1,081,437	(31,983,020)
Total increase (decrease) in net assets	(9,406,782)	(17,722,825)	475,564	(3,272,214)
NET ASSETS:
Beginning of period	83,735,027	101,457,852	191,584,059	194,856,273
End of period*	$74,328,245	$83,735,027	$192,059,623	$191,584,059
*Includes accumulated undistributed net investment income (loss)	$(806,708)	$(9,768)	$253,427	$237,935

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000's)	Ratio of expenses to average net assets(7)		Ratio of net investment income (loss) to average net assets(7)		Port- folio Turn- over
FOCUSED EQUITY STRATEGY PORTFOLIO
Class A
11/08/02-10/31/03(5)	$12.50	$(0.03)	$3.49	$3.46	$(0.02)	$—	$—	$(0.02)	$15.94	27.72%	$50,347	0.25	%(3)(4)	(0.25	)%(3)(4)	7%
10/31/04	15.94	(0.03)	0.76	0.73	—	—	(0.00)	(0.00)	16.67	4.60	161,243	0.19	(4)	(0.17	)(4)	2
10/31/05	16.67	(0.02)	2.22	2.20	(0.21)	—	(0.06)	(0.27)	18.60	13.28	184,509	0.20	(4)	(0.09	)(4)	13
10/31/06	18.60	0.02	2.03	2.05	(0.32)	—	(0.78)	(1.10)	19.55	11.41	199,098	0.17	(4)	0.09	(4)	28
04/30/07(8)	19.55	0.04	1.58	1.62	(0.56)	—	(1.15)	(1.71)	19.46	8.57	192,419	0.17	(3)	0.37	(3)	3
Class B
11/08/02-10/31/03(5)	$12.50	$(0.11)	$3.46	$3.35	$(0.01)	$—	$—	$(0.01)	$15.84	26.81%	$30,942	0.90	%(3)(4)	(0.90	)%(3)(4)	7%
10/31/04	15.84	(0.13)	0.75	0.62	—	—	(0.00)	(0.00)	16.46	3.93	94,156	0.85	(4)	(0.83	)(4)	2
10/31/05	16.46	(0.15)	2.21	2.06	(0.10)	—	(0.06)	(0.16)	18.36	12.58	113,602	0.87	(4)	(0.81	)(4)	13
10/31/06	18.36	(0.11)	2.01	1.90	(0.21)	—	(0.78)	(0.99)	19.27	10.63	127,528	0.83	(4)	(0.58	)(4)	28
04/30/07(8)	19.27	(0.04)	1.58	1.54	(0.44)	—	(1.15)	(1.59)	19.22	8.23	125,540	0.83	(3)	(0.37	)(3)	3
Class C†
11/08/02-10/31/03(5)	$12.50	$(0.11)	$3.45	$3.34	$(0.01)	$—	$—	$(0.01)	$15.83	26.73%	$96,094	0.90	%(3)(4)	(0.90	)%(3)(4)	7%
10/31/04	15.83	(0.13)	0.76	0.63	—	—	(0.00)	(0.00)	16.46	4.00	263,636	0.82	(4)	(0.79	)(4)	2
10/31/05	16.46	(0.13)	2.19	2.06	(0.10)	—	(0.06)	(0.16)	18.36	12.58	298,568	0.84	(4)	(0.75	)(4)	13
10/31/06	18.36	(0.10)	2.01	1.91	(0.21)	—	(0.78)	(0.99)	19.28	10.68	320,130	0.81	(4)	(0.52	)(4)	28
04/30/07(8)	19.28	(0.03)	1.57	1.54	(0.44)	—	(1.15)	(1.59)	19.23	8.23	308,912	0.81	(3)	(0.32	)(3)	3
Class I
02/23/04-10/31/04(6)	$17.20	$(0.03)	$(0.50)	$(0.53)	$—	$—	$—	$—	$16.67	(3.08)%	$5,741	0.15	%(3)(4)	(0.19	)%(3)(4)	2%
10/31/05	16.67	(0.01)	2.22	2.21	(0.23)	—	(0.06)	(0.29)	18.59	13.33	6,035	0.15	(4)	(0.08	)(4)	13
10/31/06	18.59	0.15	1.91	2.06	(0.33)	—	(0.78)	(1.11)	19.54	11.45	3,434	0.15	(4)	0.79	(4)	28
04/30/07(8)	19.54	0.08	1.55	1.63	(0.58)	—	(1.15)	(1.73)	19.44	8.63	2,849	0.15	(3)(4)	0.79	(3)(4)	3
FOCUSED MULTI-ASSET STRATEGY PORTFOLIO
Class A
11/08/02-10/31/03(5)	$12.50	$0.02	$2.58	$2.60	$(0.03)	$—	$—	$(0.03)	$15.07	20.82%	$57,362	0.25	%(3)(4)	0.16	%(3)(4)	0%
10/31/04	15.07	0.08	0.89	0.97	(0.05)	—	(0.00)	(0.05)	15.99	6.48	161,187	0.20	(4)	0.49	(4)	0
10/31/05	15.99	0.08	1.71	1.79	(0.22)	—	(0.01)	(0.23)	17.55	11.20	225,664	0.20	(4)	0.51	(4)	1
10/31/06	17.55	0.16	2.08	2.24	(0.32)	—	(0.16)	(0.48)	19.31	12.99	274,699	0.17	(4)	0.87	(4)	16
04/30/07(8)	19.31	0.09	1.30	1.39	(0.44)	—	(1.02)	(1.46)	19.24	7.48	294,371	0.17	(3)	0.97	(3)	4
Class B
11/08/02-10/31/03(5)	$12.50	$(0.06)	$2.57	$2.51	$(0.02)	$—	$—	$(0.02)	$14.99	20.07%	$41,762	0.90	%(3)(4)	(0.50	)%(3)(4)	0%
10/31/04	14.99	(0.02)	0.89	0.87	—	—	(0.00)	(0.00)	15.86	5.81	98,520	0.84	(4)	(0.14	)(4)	0
10/31/05	15.86	(0.03)	1.68	1.65	(0.12)	—	(0.01)	(0.13)	17.38	10.37	135,585	0.86	(4)	(0.17	)(4)	1
10/31/06	17.38	0.04	2.07	2.11	(0.21)	—	(0.16)	(0.37)	19.12	12.32	163,010	0.82	(4)	0.20	(4)	16
04/30/07(8)	19.12	0.03	1.29	1.32	(0.32)	—	(1.02)	(1.34)	19.10	7.15	170,720	0.81	(3)	0.35	(3)	4
Class C†
11/08/02-10/31/03(5)	$12.50	$(0.06)	$2.57	$2.51	$(0.02)	$—	$—	$(0.02)	$14.99	20.07%	$113,247	0.90	%(3)(4)	(0.48	)%(3)(4)	0%
10/31/04	14.99	(0.02)	0.89	0.87	—	—	(0.00)	(0.00)	15.86	5.81	282,018	0.82	(4)	(0.12	)(4)	0
10/31/05	15.86	(0.02)	1.68	1.66	(0.12)	—	(0.01)	(0.13)	17.39	10.44	359,119	0.84	(4)	(0.11	)(4)	1
10/31/06	17.39	0.04	2.06	2.10	(0.21)	—	(0.16)	(0.37)	19.12	12.25	414,635	0.81		0.23		16
04/30/07(8)	19.12	0.03	1.30	1.33	(0.32)	—	(1.02)	(1.34)	19.11	7.20	428,608	0.80	(3)	0.37	(3)	4

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(3)(8)
Focused Equity Strategy A	0.36%	(0.02)%	(0.01)%	(0.00)%	—%
Focused Equity Strategy B	0.42	(0.02)	(0.01)	(0.00)	—
Focused Equity Strategy C†	0.18	0.00	(0.01)	(0.00)	—
Focused Equity Strategy I	—	0.26	0.10	0.27	0.23
Focused Multi-Asset Strategy A	0.25	(0.02)	(0.01)	(0.00)	—
Focused Multi-Asset Strategy B	0.27	(0.02)	(0.02)	(0.00)	—
Focused Multi-Asset Strategy C†	0.12	0.00	(0.02)	—	—

(5)  Commencement of operations

(6)  Inception date of class.

(7)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(8)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(7)		Ratio of net investment income (loss) to average net assets(7)		Port- folio Turn- over
FOCUSED BALANCED STRATEGY PORTFOLIO
Class A
11/08/02-10/31/03(5)	$12.50	$0.05	$2.41	$2.46	$(0.06)	$0.00	$—	$(0.06)	$14.90	19.75%	$54,459	0.25	%(3)(4)	0.43	%(3)(4)	2%
10/31/04	14.90	0.15	0.56	0.71	(0.20)	—	(0.00)	(0.20)	15.41	4.78	130,851	0.20	(4)	0.99	(4)	9
10/31/05	15.41	0.18	1.23	1.41	(0.30)	—	(0.17)	(0.47)	16.35	9.23	144,668	0.19	(4)	1.10	(4)	14
10/31/06	16.35	0.25	1.22	1.47	(0.43)	—	(0.66)	(1.09)	16.73	9.31	143,157	0.17		1.55		30
04/30/07(8)	16.73	0.14	0.96	1.10	(0.46)	—	(0.65)	(1.11)	16.72	6.73	144,528	0.17	(3)	1.67	(3)	4
Class B
11/08/02-10/31/03(5)	$12.50	$(0.02)	$2.39	$2.37	$(0.03)	$0.00	$—	$(0.03)	$14.84	18.98%	$48,183	0.90	%(3)(4)	(0.20	)%(3)(4)	2%
10/31/04	14.84	0.05	0.56	0.61	(0.06)	—	(0.00)	(0.06)	15.39	4.09	108,591	0.85	(4)	0.33	(4)	9
10/31/05	15.39	0.07	1.23	1.30	(0.20)	—	(0.17)	(0.37)	16.32	8.47	114,867	0.85	(4)	0.44	(4)	14
10/31/06	16.32	0.15	1.21	1.36	(0.32)	—	(0.66)	(0.98)	16.70	8.61	110,559	0.83		0.92		30
04/30/07(8)	16.70	0.09	0.95	1.04	(0.40)	—	(0.65)	(1.05)	16.69	6.39	106,882	0.82	(3)	1.05	(3)	4
Class C†
11/08/02-10/31/03(5)	$12.50	$(0.02)	$2.40	$2.38	$(0.03)	$0.00	$—	$(0.03)	$14.85	19.06%	$102,550	0.90	%(3)(4)	0.19	%(3)(4)	2%
10/31/04	14.85	0.06	0.56	0.62	(0.06)	—	(0.00)	(0.06)	15.41	4.16	198,590	0.84	(4)	0.38	(4)	9
10/31/05	15.41	0.08	1.23	1.31	(0.20)	—	(0.17)	(0.37)	16.35	8.52	212,036	0.83	(4)	0.48	(4)	14
10/31/06	16.35	0.15	1.21	1.36	(0.32)	—	(0.66)	(0.98)	16.73	8.60	205,830	0.81		0.93		30
04/30/07(8)	16.73	0.09	0.95	1.04	(0.40)	—	(0.65)	(1.05)	16.72	6.38	196,271	0.81	(3)	1.09	(3)	4
Class I
02/23/04-10/31/04(6)	$15.72	$0.12	$(0.32)	$(0.20)	$(0.11)	$—	$—	$(0.11)	$15.41	(1.26)%	$13,304	0.15	%(3)(4)	0.75	%(3)(4)	9%
10/31/05	15.41	0.17	1.24	1.41	(0.31)	—	(0.17)	(0.48)	16.34	9.22	14,889	0.15	(4)	1.08	(4)	14
10/31/06	16.34	0.44	1.03	1.47	(0.43)	—	(0.66)	(1.09)	16.72	9.34	5,772	0.15	(4)	2.53	(4)	30
04/30/07(8)	16.72	0.19	0.91	1.10	(0.46)	—	(0.65)	(1.11)	16.71	6.76	3,702	0.15	(3)(4)	2.26	(3)(4)	4
FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO
Class A
11/08/02-10/31/03(5)	$12.50	$0.20	$1.23	$1.43	$(0.18)	$—	$—	$(0.18)	$13.75	11.57%	$26,426	0.25	%(3)(4)	1.64	%(3)(4)	6%
10/31/04	13.75	0.33	0.25	0.58	(0.36)	—	(0.01)	(0.37)	13.96	4.22	38,251	0.22	(4)	2.40	(4)	17
10/31/05	13.96	0.35	0.46	0.81	(0.37)	—	(0.31)	(0.68)	14.09	5.87	28,583	0.25	(4)	2.44	(4)	11
10/31/06	14.09	0.43	0.59	1.02	(0.50)	—	(0.45)	(0.95)	14.16	7.58	23,337	0.25	(4)	3.09	(4)	49
04/30/07(8)	14.16	0.21	0.44	0.65	(0.34)	—	(0.37)	(0.71)	14.10	4.68	23,125	0.25	(3)(4)	3.07	(3)(4)	5
Class B
11/08/02-10/31/03(5)	$12.50	$0.12	$1.23	$1.35	$(0.11)	$—	$—	$(0.11)	$13.74	10.88%	$11,562	0.90	%(3)(4)	1.02	%(3)(4)	6%
10/31/04	13.74	0.24	0.24	0.48	(0.26)	—	(0.01)	(0.27)	13.95	3.44	16,053	0.90	(4)	1.70	(4)	17
10/31/05	13.95	0.25	0.47	0.72	(0.28)	—	(0.31)	(0.59)	14.08	5.18	16,198	0.90	(4)	1.79	(4)	11
10/31/06	14.08	0.33	0.59	0.92	(0.41)	—	(0.45)	(0.86)	14.14	6.81	14,267	0.90	(4)	2.33	(4)	49
04/30/07(8)	14.14	0.17	0.44	0.61	(0.30)	—	(0.37)	(0.67)	14.08	4.35	13,685	0.90	(3)(4)	2.47	(3)(4)	5
Class C†
11/08/02-10/31/03(5)	$12.50	$0.13	$1.22	$1.35	$(0.11)	$—	$—	$(0.11)	$13.74	10.88%	$21,880	0.90	%(3)(4)	1.08	%(3)(4)	6%
10/31/04	13.74	0.24	0.24	0.48	(0.26)	—	(0.01)	(0.27)	13.95	3.51	34,981	0.88	(4)	1.73	(4)	17
10/31/05	13.95	0.25	0.47	0.72	(0.28)	—	(0.31)	(0.59)	14.08	5.18	29,116	0.90	(4)	1.80	(4)	11
10/31/06	14.08	0.32	0.60	0.92	(0.41)	—	(0.45)	(0.86)	14.14	6.81	27,150	0.90	(4)	2.32	(4)	49
04/30/07(8)	14.14	0.17	0.43	0.60	(0.30)	—	(0.37)	(0.67)	14.07	4.27	24,135	0.90	(3)(4)	2.44	(3)(4)	5

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	10/31/07(3)(8)
Focused Balanced Strategy A	0.21%	(0.03)%	0.00%	—%	—%
Focused Balanced Strategy B	0.18	(0.02)	(0.01)	—	—
Focused Balanced Strategy C†	0.09	0.00	(0.01)	—	—
Focused Balanced Strategy I	—	0.11	0.03	0.16	0.11
Focused Fixed Income and Equity Strategy A	0.53	(0.02)	(0.03)	0.03	0.07
Focused Fixed Income and Equity Strategy B	0.71	(0.02)	(0.00)	0.06	0.09
Focused Fixed Income and Equity Strategy C†	0.52	0.01	(0.01)	0.02	0.07

(5)  Commencement of operations

(6)  Inception date of class.

(7)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(8)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(4)(6)		Ratio of net investment income (loss) to average net assets(4)(6)		Port- folio Turn- over
FOCUSED FIXED INCOME STRATEGY PORTFOLIO
Class A
11/08/02-10/31/03(5)	$12.50	$0.30	$0.46	$0.76	$(0.30)	$—	$—	$(0.30)	$12.96	6.35%	$8,400	0.25	%(3)	2.52	%(3)	66%
10/31/04	12.96	0.42	0.25	0.67	(0.50)	—	(0.11)	(0.61)	13.02	5.29	8,921	0.25		3.27		55
10/31/05	13.02	0.43	(0.07)	0.36	(0.43)	—	(0.24)	(0.67)	12.71	2.78	10,109	0.25		3.35		22
10/31/06	12.71	0.53	0.39	0.92	(0.54)	—	(0.11)	(0.65)	12.98	7.52	7,650	0.25		4.14		63
04/30/07(7)	12.98	0.26	0.17	0.43	(0.26)	—	(0.00)	(0.26)	13.15	3.38	9,673	0.25	(3)	4.04	(3)	14
Class B
11/08/02-10/31/03(5)	$12.50	$0.23	$0.46	$0.69	$(0.23)	$—	$—	$(0.23)	$12.96	5.69%	$6,033	0.90	%(3)	1.94	%(3)	66%
10/31/04	12.96	0.33	0.25	0.58	(0.42)	—	(0.11)	(0.53)	13.01	4.61	8,157	0.90		2.62		55
10/31/05	13.01	0.35	(0.08)	0.27	(0.34)	—	(0.24)	(0.58)	12.70	2.12	7,436	0.90		2.69		22
10/31/06	12.70	0.44	0.40	0.84	(0.46)	—	(0.11)	(0.57)	12.97	6.82	5,903	0.90		3.48		63
04/30/07(7)	12.97	0.22	0.17	0.39	(0.22)	—	(0.00)	(0.22)	13.14	3.05	5,627	0.90	(3)	3.41	(3)	14
Class C†
11/08/02-10/31/03(5)	$12.50	$0.22	$0.47	$0.69	$(0.23)	$—	$—	$(0.23)	$12.96	5.69%	$10,537	0.90	%(3)	1.89	%(3)	66%
10/31/04	12.96	0.31	0.27	0.58	(0.43)	—	(0.11)	(0.54)	13.00	4.55	20,730	0.90		2.51		55
10/31/05	13.00	0.35	(0.07)	0.28	(0.34)	—	(0.24)	(0.58)	12.70	2.20	14,010	0.90		2.68		22
10/31/06	12.70	0.46	0.37	0.83	(0.46)	—	(0.11)	(0.57)	12.96	6.74	9,806	0.90		3.50		63
04/30/07(7)	12.96	0.22	0.18	0.40	(0.22)	—	(0.00)	(0.22)	13.14	3.13	9,182	0.90	(3)	3.41	(3)	14

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(3)(7)
Focused Fixed Income Strategy A	0.90%	0.14%	0.13%	0.27%	0.35%
Focused Fixed Income Strategy B	1.00	0.14	0.18	0.35	0.42
Focused Fixed Income Strategy C†	0.60	0.08	0.09	0.26	0.37

(5)  Commencement of operations

(6)  Does not include underlying fund expenses that the Portfolios bear indirectly.

(7)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED LARGE-CAP GROWTH PORTFOLIO
Class A
10/31/02	$14.63	$(0.11)	$(1.71)	$(1.82)	$—	$—	$—	$—	$12.81	(12.44)%	$273,034	1.57%		(0.81)%		166%
10/31/03	12.81	(0.12)	3.97	3.85	—	—	—	—	16.66	30.05	514,908	1.58		(0.83)		81
10/31/04	16.66	(0.15)	(0.67)	(0.82)	—	—	—	—	15.84	(4.92)	719,460	1.58		(0.93)		110
10/31/05	15.84	0.01	1.96	1.97	—	—	—	—	17.81	12.44	724,610	1.52		(0.01)		125
10/31/06	17.81	(0.13)	0.20	0.07	—	—	—	—	17.88	0.39	698,801	1.52		(0.74)		172
04/30/07(4)	17.88	(0.06)	1.20	1.14	—	—	—	—	19.02	6.38	684,426	1.54	(5)	(0.71	)(5)	83
Class B
10/31/02	$14.29	$(0.20)	$(1.65)	$(1.85)	$—	$—	$—	$—	$12.44	(12.95)%	$414,904	2.21%		(1.45)%		166%
10/31/03	12.44	(0.20)	3.83	3.63	—	—	—	—	16.07	29.18	502,311	2.22		(1.47)		81
10/31/04	16.07	(0.25)	(0.63)	(0.88)	—	—	—	—	15.19	(5.48)	425,461	2.23		(1.59)		110
10/31/05	15.19	(0.09)	1.85	1.76	—	—	—	—	16.95	11.59	342,067	2.20		(0.62)		125
10/31/06	16.95	(0.24)	0.20	(0.04)	—	—	—	—	16.91	(0.24)	218,894	2.20		(1.42)		172
04/30/07(4)	16.91	(0.12)	1.13	1.01	—	—	—	—	17.92	5.97	153,731	2.22	(5)	(1.39	)(5)	83
Class C†
10/31/02	$14.29	$(0.20)	$(1.65)	$(1.85)	$—	$—	$—	$—	$12.44	(12.95)%	$458,335	2.21%		(1.45)%		166%
10/31/03	12.44	(0.20)	3.83	3.63	—	—	—	—	16.07	29.18	539,786	2.21		(1.45)		81
10/31/04	16.07	(0.25)	(0.63)	(0.88)	—	—	—	—	15.19	(5.48)	489,636	2.22		(1.59)		110
10/31/05	15.19	(0.09)	1.86	1.77	—	—	—	—	16.96	11.65	398,270	2.18		(0.60)		125
10/31/06	16.96	(0.24)	0.20	(0.04)	—	—	—	—	16.92	(0.24)	289,503	2.18		(1.40)		172
04/30/07(4)	16.92	(0.12)	1.13	1.01	—	—	—	—	17.93	5.97	242,997	2.20	(5)	(1.37	)(5)	83
Class Z
10/31/02	$14.76	$(0.05)	$(1.74)	$(1.79)	$—	$—	$—	$—	$12.97	(12.13)%	$8,785	1.21%		(0.45)%		166%
10/31/03	12.97	(0.03)	4.01	3.98	—	—	—	—	16.95	30.69	72,196	0.98		(0.22)		81
10/31/04	16.95	(0.05)	(0.68)	(0.73)	—	—	—	—	16.22	(4.31)	74,811	1.00		(0.37)		110
10/31/05	16.22	0.11	2.00	2.11	—	—	—	—	18.33	13.01	80,415	0.93		0.57		125
10/31/06	18.33	(0.02)	0.21	0.19	—	—	—	—	18.52	1.04	80,266	0.94		(0.16)		172
04/30/07(4)	18.52	(0.01)	1.24	1.23	—	—	—	—	19.75	6.64	81,491	0.96	(5)	(0.13	)(5)	83

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(4)(5)
Focused Large-Cap Growth A	0.09%	0.03%	0.05%	0.05%	0.04%	0.03%
Focused Large-Cap Growth B	0.09	0.03	0.05	0.06	0.04	0.03
Focused Large-Cap Growth C†	0.09	0.03	0.05	0.06	0.04	0.03
Focused Large-Cap Growth Z	0.09	0.03	0.05	0.05	0.04	0.03

(4)  Unaudited

(5)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED GROWTH PORTFOLIO
Class A
10/31/02	$14.93	$(0.16)	$(1.42)	$(1.58)	$—	$—	$—	$—	$13.35	(10.58)%	$85,244	1.76	%(4)	(1.08	)%(4)	211%
10/31/03	13.35	(0.18)	3.69	3.51	—	—	—	—	16.86	26.29	127,425	1.72		(1.30)		100
10/31/04	16.86	(0.21)	1.33	1.12	—	—	—	—	17.98	6.64	188,725	1.72	(4)	(1.24	)(4)	128
10/31/05	17.98	(0.24)	4.28	4.04	—	—	—	—	22.02	22.47	264,942	1.72	(4)	(1.16	)(4)	138
10/31/06	22.02	(0.21)	2.36	2.15	—	—	—	—	24.17	9.76	279,580	1.72	(4)	(0.92	)(4)	115
04/30/07(5)	24.17	(0.13)	1.77	1.64	—	—	—	—	25.81	6.79	279,139	1.72	(4)(6)	(1.07	)(4)(6)	94
Class B
10/31/02	$14.33	$(0.25)	$(1.36)	$(1.61)	$—	$—	$—	$—	$12.72	(11.24)%	$118,177	2.41	%(4)	(1.74	)%(4)	211%
10/31/03	12.72	(0.26)	3.50	3.24	—	—	—	—	15.96	25.47	130,904	2.37		(1.94)		100
10/31/04	15.96	(0.32)	1.27	0.95	—	—	—	—	16.91	5.95	96,978	2.37	(4)	(1.91	)(4)	128
10/31/05	16.91	(0.35)	4.02	3.67	—	—	—	—	20.58	21.70	85,580	2.37	(4)	(1.81	)(4)	138
10/31/06	20.58	(0.34)	2.20	1.86	—	—	—	—	22.44	9.04	68,419	2.37	(4)	(1.56	)(4)	115
04/30/07(5)	22.44	(0.20)	1.65	1.45	—	—	—	—	23.89	6.46	57,206	2.37	(4)(6)	(1.74	)(4)(6)	94
Class C†
10/31/02	$14.32	$(0.24)	$(1.36)	$(1.60)	$—	$—	$—	$—	$12.72	(11.17)%	$38,884	2.41	%(4)	(1.74	)%(4)	211%
10/31/03	12.72	(0.26)	3.50	3.24	—	—	—	—	15.96	25.47	45,985	2.37		(1.94)		100
10/31/04	15.96	(0.31)	1.26	0.95	—	—	—	—	16.91	5.95	46,693	2.37	(4)	(1.90	)(4)	128
10/31/05	16.91	(0.35)	4.01	3.66	—	—	—	—	20.57	21.64	57,291	2.37	(4)	(1.81	)(4)	138
10/31/06	20.57	(0.34)	2.20	1.86	—	—	—	—	22.43	9.04	58,332	2.37	(4)	(1.56	)(4)	115
04/30/07(5)	22.43	(0.20)	1.65	1.45	—	—	—	—	23.88	6.46	55,990	2.37	(4)(6)	(1.73	)(4)(6)	94

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Growth A	0.05%	0.12%	0.06%	0.00%	(0.02)%	(0.02)%
Focused Growth B	0.01	0.10	0.07	0.03	0.01	0.00
Focused Growth C†	0.05	0.12	0.07	0.01	0.00	0.01

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Growth A	0.03%	—%	0.01%	0.00%	0.01%	0.01%
Focused Growth B	0.03	—	0.01	0.00	0.01	0.01
Focused Growth C†	0.03	—	0.01	0.00	0.01	0.01

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED MID-CAP GROWTH PORTFOLIO
Class A
08/03/05-10/31/05(5)	$12.50	$(0.03)	$(0.21)	$(0.24)	$—	$—	$—	$—	$12.26	(1.92)%	$35,945	1.72	(3)%	(1.06	)(3)%	19%
10/31/06	12.26	(0.06)	2.18	2.12	(0.02)	—	—	(0.02)	14.36	17.29	74,122	1.72	(6)	(0.48	)(6)	144
04/30/07(7)	14.36	(0.05)	1.27	1.22	—	—	(0.54)	(0.54)	15.04	8.67	77,032	1.72	(3)(6)	(0.70	)(3)(6)	73
Class B
08/03/05-10/31/05(5)	$12.50	$(0.05)	$(0.21)	$(0.26)	$—	$—	$—	$—	$12.24	(2.08)%	$56	2.37	(3)%	(1.81	)(3)%	19%
10/31/06	12.24	(0.17)	2.19	2.02	—	—	—	—	14.26	16.50	763	2.37	(6)	(1.29	)(6)	144
04/30/07(7)	14.26	(0.09)	1.24	1.15	—	—	(0.54)	(0.54)	14.87	8.23	937	2.37	(3)(6)	(1.36	)(3)(6)	73
Class C
08/03/05-10/31/05(5)	$12.50	$(0.04)	$(0.22)	$(0.26)	$—	$—	$—	$—	$12.24	(2.08)%	$105	2.37	(3)%	(1.91	)(3)%	19%
10/31/06	12.24	(0.17)	2.20	2.03	—	—	—	—	14.27	16.58	3,414	2.37	(6)	(1.30	)(6)	144
04/30/07(7)	14.27	(0.09)	1.24	1.15	—	—	(0.54)	(0.54)	14.88	8.22	4,530	2.37	(3)(6)	(1.36	)(3)(6)	73
Class I
08/03/05-10/31/05(5)	$12.50	$(0.03)	$(0.21)	$(0.24)	$—	$—	$—	$—	$12.26	(1.92)%	$25	1.62	(3)%	(0.93	)(3)%	19%
10/31/06	12.26	(0.03)	2.16	2.13	(0.02)	—	—	(0.02)	14.37	17.41	29	1.62	(6)	(0.23	)(6)	144
04/30/07(7)	14.37	(0.04)	1.27	1.23	—	—	(0.54)	(0.54)	15.06	8.73	31	1.62	(3)(6)	(0.59	)(3)(6)	73

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05(3)	10/31/06	04/30/07(3)(7)
Focused Mid-Cap Growth A	0.64%	(0.02)%	0.07%
Focused Mid-Cap Growth B	131.64	2.82	0.52
Focused Mid-Cap Growth C	87.61	0.52	0.18
Focused Mid-Cap Growth I	190.14	50.73	10.41

(5)  Commencement of operations

(6)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	04/30/07(3)(7)
Focused Mid-Cap Growth A	0.01%	0.03%
Focused Mid-Cap Growth B	0.02	0.03
Focused Mid-Cap Growth C	0.02	0.03
Focused Mid-Cap Growth I	0.01	0.03

(7)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP GROWTH PORTFOLIO
Class A
10/31/02	$11.47	$(0.15)	$(1.11)	$(1.26)	$—	$—	$—	$—	$10.21	(10.99)%	$10,856	1.74	%(3)	(1.44	)%(3)	150%
10/31/03	10.21	(0.18)	4.91	4.73	—	—	—	—	14.94	46.33	89,176	1.72	(3)	(1.57	)(3)	68
10/31/04	14.94	(0.22)	0.96	0.74	—	—	—	—	15.68	4.95	203,813	1.72	(3)	(1.51	)(3)	101
10/31/05	15.68	(0.27)	2.55	2.28	—	—	—	—	17.96	14.54	222,190	1.72	(3)	(1.52	)(3)	82
10/31/06	17.96	(0.27)	2.67	2.40	—	—	(1.63)	(1.63)	18.73	13.62	232,720	1.70	(3)	(1.42	)(3)	68
04/30/07(5)	18.73	(0.07)	1.71	1.64	—	—	(2.50)	(2.50)	17.87	9.24	255,448	1.68	(6)	(0.76	)(6)	41
Class B
10/31/02	$11.11	$(0.23)	$(1.05)	$(1.28)	$—	$—	$—	$—	$9.83	(11.52)%	$14,375	2.40	%(3)	(2.10	)%(3)	150%
10/31/03	9.83	(0.25)	4.72	4.47	—	—	—	—	14.30	45.47	28,899	2.37	(3)	(2.21	)(3)	68
10/31/04	14.30	(0.31)	0.92	0.61	—	—	—	—	14.91	4.27	35,101	2.37	(3)	(2.16	)(3)	101
10/31/05	14.91	(0.36)	2.42	2.06	—	—	—	—	16.97	13.82	37,563	2.37	(3)	(2.17	)(3)	82
10/31/06	16.97	(0.37)	2.52	2.15	—	—	(1.63)	(1.63)	17.49	12.88	36,587	2.37	(3)	(2.10	)(3)	68
04/30/07(5)	17.49	(0.12)	1.58	1.46	—	—	(2.50)	(2.50)	16.45	8.82	33,937	2.37	(3)(6)	(1.42	)(3)(6)	41
Class C†
10/31/02	$11.11	$(0.20)	$(1.10)	$(1.30)	$—	$—	$—	$—	$9.81	(11.70)%	$22,029	2.39	%(3)	(2.08	)%(3)	150%
10/31/03	9.81	(0.25)	4.70	4.45	—	—	—	—	14.26	45.36	51,886	2.37	(3)	(2.22	)(3)	68
10/31/04	14.26	(0.31)	0.92	0.61	—	—	—	—	14.87	4.28	67,004	2.37	(3)	(2.16	)(3)	101
10/31/05	14.87	(0.36)	2.41	2.05	—	—	—	—	16.92	13.79	75,343	2.37	(3)	(2.17	)(3)	82
10/31/06	16.92	(0.37)	2.52	2.15	—	—	(1.63)	(1.63)	17.44	12.92	72,803	2.37	(3)	(2.10	)(3)	68
04/30/07(5)	17.44	(0.11)	1.56	1.45	—	—	(2.50)	(2.50)	16.39	8.79	67,128	2.37	(3)(6)	(1.41	)(3)(6)	41
Class I
10/31/02	$11.55	$(0.16)	$(1.09)	$(1.25)	$—	$—	$—	$—	$10.30	(10.82)%	$4,854	1.64	%(3)	(1.35	)%(3)	150%
10/31/03	10.30	(0.17)	4.96	4.79	—	—	—	—	15.09	46.50	8,126	1.62	(3)	(1.46	)(3)	68
10/31/04	15.09	(0.22)	0.98	0.76	—	—	—	—	15.85	5.04	6,645	1.62	(3)	(1.41	)(3)	101
10/31/05	15.85	(0.25)	2.57	2.32	—	—	—	—	18.17	14.64	6,992	1.62	(3)	(1.42	)(3)	82
10/31/06	18.17	(0.25)	2.72	2.47	—	—	(1.63)	(1.63)	19.01	13.86	6,974	1.62	(3)	(1.37	)(3)	68
04/30/07(5)	19.01	(0.08)	1.74	1.66	—	—	(2.50)	(2.50)	18.17	9.22	13,749	1.62	(3)(6)	(0.92	)(3)(6)	41

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Small-Cap Growth A	0.70%	0.18%	0.04%	(0.04)%	(0.02)%	—%
Focused Small-Cap Growth B	0.72	0.28	0.09	0.03	0.02	0.03
Focused Small-Cap Growth C†	0.59	0.17	0.05	(0.02)	(0.02)	(0.01)
Focused Small-Cap Growth I	0.67	0.30	0.05	0.05	0.06	0.01

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Small-Cap Growth A	0.07%	0.02%	0.02%	0.01%	0.00%	0.01%
Focused Small-Cap Growth B	0.08	0.03	0.02	0.01	0.00	0.01
Focused Small-Cap Growth C†	0.05	0.03	0.02	0.01	0.00	0.01
Focused Small-Cap Growth I	0.07	0.03	0.02	0.01	0.00	0.00

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)		Net Assets end of period	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED LARGE-CAP VALUE PORTFOLIO
Class A
10/31/02	$13.06	$0.04	$(1.99)	$(1.95)	$—	$—	$—	$—	$11.11	(14.93)%		$26,269	1.76	%(3)(4)	0.12	%(3)(4)	161%
10/31/03	11.11	0.04	2.87	2.91	—	—	—	—	14.02	26.19		168,245	1.72	(3)(4)	0.30	(3)(4)	69
10/31/04	14.02	0.06	0.67	0.73	(0.02)	—	—	(0.02)	14.73	5.21	(5)	368,353	1.72	(3)	0.44	(3)	47
10/31/05	14.73	0.05	2.14	2.19	(0.04)	—	(0.10)	(0.14)	16.78	14.90		437,074	1.65	(3)(4)	0.32	(3)(4)	122
10/31/06	16.78	0.09	2.30	2.39	(0.05)	—	(0.72)	(0.77)	18.40	14.70		484,952	1.64	(4)	0.55	(4)	133
04/30/07(6)	18.40	0.06	1.32	1.38	(0.11)	—	(2.11)	(2.22)	17.56	7.89		466,371	1.65	(4)(7)	0.74	(4)(7)	85
Class B
10/31/02	$12.81	$(0.04)	$(1.94)	$(1.98)	$—	$—	$—	$—	$10.83	(15.46)%		$32,261	2.41	%(3)(4)	(0.57	)%(3)(4)	161%
10/31/03	10.83	(0.04)	2.79	2.75	—	—	—	—	13.58	25.39		41,887	2.37	(3)(4)	(0.35	)(3)(4)	69
10/31/04	13.58	(0.04)	0.65	0.61	—	—	—	—	14.19	4.49	(5)	44,263	2.37	(3)	(0.24	)(3)	47
10/31/05	14.19	(0.06)	2.05	1.99	—	—	(0.10)	(0.10)	16.08	14.06		36,286	2.37	(3)(4)	(0.41	)(3)(4)	122
10/31/06	16.08	(0.03)	2.20	2.17	—	—	(0.72)	(0.72)	17.53	13.90		31,106	2.37	(3)(4)	(0.19	)(3)(4)	133
04/30/07(6)	17.53	0.00	1.25	1.25	(0.01)	—	(2.11)	(2.12)	16.66	7.49		27,510	2.36	(3)(4)(7)	0.04	(3)(4)(7)	85
Class C†
10/31/02	$12.82	$(0.03)	$(1.94)	$(1.97)	$—	$—	$—	$—	$10.85	(15.37)%		$33,297	2.40	%(3)(4)	(0.50	)%(3)(4)	161%
10/31/03	10.85	(0.04)	2.79	2.75	—	—	—	—	13.60	25.35		56,935	2.37	(3)(4)	(0.35	)(3)(4)	69
10/31/04	13.60	(0.04)	0.65	0.61	—	—	—	—	14.21	4.49	(5)	76,253	2.37	(3)	(0.23	)(3)	47
10/31/05	14.21	(0.07)	2.07	2.00	—	—	(0.10)	(0.10)	16.11	14.12		73,070	2.37	(3)(4)	(0.40	)(3)(4)	122
10/31/06	16.11	(0.02)	2.19	2.17	—	—	(0.72)	(0.72)	17.56	13.88		71,175	2.32	(3)(4)	(0.14	)(3)(4)	133
04/30/07(6)	17.56	0.01	1.25	1.26	(0.01)	—	(2.11)	(2.12)	16.70	7.54		63,727	2.31	(4)(7)	0.08	(4)(7)	85

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(6)(7)
Focused Large-Cap Value A	0.16%	0.09%	(0.02)%	(0.01)%	—%	—%
Focused Large-Cap Value B	0.15	0.11	0.01	(0.02)	(0.02)	(0.00)
Focused Large-Cap Value C†	0.15	0.08	0.01	(0.05)	(0.01)	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets for would have been lower and the ratio of net investment income would have been higher by:

	10/31/02	10/31/03	10/31/05	10/31/06	04/30/07(6)(7)
Focused Large-Cap Value A	0.22%	0.11%	0.00%	0.00%	0.01%
Focused Large-Cap Value B	0.23	0.15	0.00	0.00	0.01
Focused Large-Cap Value C†	0.21	0.14	0.00	0.00	0.01

(5)  Total return for each class was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions

(6)  Unaudited

(7)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Port- folio Turn- over
FOCUSED VALUE PORTFOLIO
Class A
10/31/02	$16.67	$(0.01)	$(2.73)	$(2.74)	$—	$—	$(0.50)	$(0.50)	$13.43	(17.09)%	$128,255	1.62	%(3)	(0.07	)%(3)	127%
10/31/03	13.43	0.16	3.51	3.67	—	—	—	—	17.10	27.33	162,492	1.72	(3)	1.08	(3)	184
10/31/04	17.10	0.05	1.91	1.96	(0.14)	—	—	(0.14)	18.92	11.49	205,956	1.72	(3)	0.29	(3)	133
10/31/05	18.92	0.07	1.97	2.04	—	—	—	—	20.96	10.78	224,591	1.72	(3)(4)	0.33	(3)(4)	176
10/31/06	20.96	0.11	4.40	4.51	—	—	(1.67)	(1.67)	23.80	22.82	264,368	1.70	(3)(4)	0.52	(3)(4)	39
04/30/07(5)	23.80	0.04	2.92	2.96	(0.13)	—	(1.82)	(1.95)	24.81	13.10	282,810	1.67	(4)(6)	0.35	(4)(6)	28
Class B
10/31/02	$16.47	$(0.11)	$(2.69)	$(2.80)	$—	$—	$(0.50)	$(0.50)	$13.17	(17.67)%	$169,875	2.26	%(3)	(0.72	)%(3)	127%
10/31/03	13.17	0.05	3.45	3.50	—	—	—	—	16.67	26.58	189,432	2.37	(3)	0.33	(3)	184
10/31/04	16.67	(0.06)	1.84	1.78	(0.02)	—	—	(0.02)	18.43	10.71	183,754	2.37	(3)	(0.36	)(3)	133
10/31/05	18.43	(0.07)	1.93	1.86	—	—	—	—	20.29	10.09	172,116	2.37	(3)(4)	(0.33	)(3)(4)	176
10/31/06	20.29	(0.03)	4.24	4.21	—	—	(1.67)	(1.67)	22.83	22.04	168,083	2.37	(3)(4)	(0.14	)(3)(4)	39
04/30/07(5)	22.83	(0.04)	2.81	2.77	(0.01)	—	(1.82)	(1.83)	23.77	12.74	167,370	2.33	(4)(6)	(0.31	)(4)(6)	28
Class C†
10/31/02	$16.46	$(0.11)	$(2.69)	$(2.80)	$—	$—	$(0.50)	$(0.50)	$13.16	(17.68)%	$209,029	2.27	%(3)	(0.72	)%(3)	127%
10/31/03	13.16	0.04	3.46	3.50	—	—	—	—	16.66	26.60	220,776	2.37	(3)	0.31	(3)	184
10/31/04	16.66	(0.06)	1.84	1.78	(0.02)	—	—	(0.02)	18.42	10.71	211,999	2.37	(3)	(0.36	)(3)	133
10/31/05	18.42	(0.07)	1.93	1.86	—	—	—	—	20.28	10.10	193,047	2.37	(3)(4)	(0.34	)(3)(4)	176
10/31/06	20.28	(0.03)	4.23	4.20	—	—	(1.67)	(1.67)	22.81	22.00	194,997	2.36	(3)(4)	(0.13	)(3)(4)	39
04/30/07(5)	22.81	(0.03)	2.80	2.77	(0.01)	—	(1.82)	(1.83)	23.75	12.75	209,515	2.33	(4)(6)	(0.30	)(4)(6)	28

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Value A	0.11%	0.03%	0.04%	(0.02)%	(0.02)%	—%
Focused Value B	0.11	0.02	0.04	(0.02)	(0.03)	—
Focused Value C†	0.11	0.01	0.03	(0.02)	(0.02)	—

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/05	10/31/06	04/30/07(5)(6)
Focused Value A	0.02%	0.00%	0.00%
Focused Value B	0.02	0.00	0.00
Focused Value C†	0.02	0.00	0.00

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED MID-CAP VALUE PORTFOLIO
Class A
08/03/05-10/31/05(6)	$12.50	$(0.01)	$(0.15)	$(0.16)	$—	$—	$—	$—	$12.34	(1.28)%	$36,217	1.72	%(3)	(0.34	)%(3)	4%
10/31/06	12.34	0.12	2.35	2.47	(0.11)	—	0.00	(0.11)	14.70	20.17	76,587	1.72	(5)	0.89	(5)	70
04/30/07(7)	14.70	(0.05)	2.20	2.15	(0.05)	—	(0.55)	(0.60)	16.25	15.02	70,383	1.72	(3)(5)	(0.69	)(3)(5)	18
Class B
08/03/05-10/31/05(6)	$12.50	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$12.32	(1.44)%	$105	2.37	%(3)	(1.41	)%(3)	4%
10/31/06	12.32	0.01	2.36	2.37	(0.08)	—	0.00	(0.08)	14.61	19.32	1,154	2.37	(5)	0.01	(5)	70
04/30/07(7)	14.61	(0.10)	2.19	2.09	—	—	(0.55)	(0.55)	16.15	14.66	1,443	2.37	(3)(5)	(1.32	)(3)(5)	18
Class C
08/03/05-10/31/05(6)	$12.50	$(0.03)	$(0.15)	$(0.18)	$—	$—	$—	$—	$12.32	(1.44)%	$450	2.37	%(3)	(1.68	)%(3)	4%
10/31/06	12.32	0.03	2.35	2.38	(0.08)	—	0.00	(0.08)	14.62	19.40	3,394	2.37	(5)	0.19	(5)	70
04/30/07(7)	14.62	(0.09)	2.18	2.09	—	—	(0.55)	(0.55)	16.16	14.65	7,509	2.37	(3)(5)	(1.28	)(3)(5)	18
Class I
08/03/05-10/31/05(6)	$12.50	$(0.01)	$(0.15)	$(0.16)	$—	$—	$—	$—	$12.34	(1.28)%	$25	1.62	%(3)	(0.20	)%(3)	4%
10/31/06	12.34	0.19	2.30	2.49	(0.12)	—	0.00	(0.12)	14.71	20.30	30	1.62	(5)	1.36	(5)	70
04/30/07(7)	14.71	(0.04)	2.20	2.16	(0.06)	—	(0.55)	(0.61)	16.26	15.11	34	1.62	(3)(5)	(0.57	)(3)(5)	18

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/05(3)	10/31/06	04/30/07(3)(7)
Focused Mid-Cap Value A	0.67%	(0.00)%	0.09%
Focused Mid-Cap Value B	94.96	1.96	0.35
Focused Mid-Cap Value C	36.93	0.71	0.15
Focused Mid-Cap Value I	187.70	50.85	11.03

(5)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	04/30/07(3)(7)
Focused Mid-Cap Value A	0.04%	0.02%
Focused Mid-Cap Value B	0.04	0.02
Focused Mid-Cap Value C	0.03	0.02
Focused Mid-Cap Value I	0.05	0.02

(6)  Commencement of operations

(7)  Unaudited

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED SMALL-CAP VALUE PORTFOLIO
Class A
10/31/02	$15.55	$(0.06)	$(1.16)	$(1.22)	$—	$—	$(1.12)	$(1.12)	$13.21	(9.13)%	$43,322	1.75	%(3)	(0.49	)%(3)	123%
10/31/03	13.21	(0.03)	5.15	5.12	—	0.00	(0.63)	(0.63)	17.70	40.24	140,181	1.72	(3)	(0.20	)(3)	101
10/31/04	17.70	(0.04)	3.67	3.63	—	—	—	—	21.33	20.51	342,316	1.72	(3)	(0.25	)(3)	75
10/31/05	21.33	(0.07)	1.89	1.82	—	—	(2.28)	(2.28)	20.87	8.58	328,952	1.68	(3)	(0.39	)(3)	116
10/31/06	20.87	0.02	2.65	2.67	—	—	(3.71)	(3.71)	19.83	14.48	232,913	1.68		0.06		197
04/30/07(5)	19.83	(0.02)	1.13	1.11	—	—	(1.42)	(1.42)	19.52	5.81	222,245	1.68	(6)	(0.26	)(6)	99
Class B
10/31/02	$15.15	$(0.16)	$(1.12)	$(1.28)	$—	$—	$(1.12)	$(1.12)	$12.75	(9.80)%	$44,538	2.40	%(3)	(1.15	)%(3)	123%
10/31/03	12.75	(0.12)	4.96	4.84	—	0.00	(0.63)	(0.63)	16.96	39.46	60,293	2.37	(3)	(0.84	)(3)	101
10/31/04	16.96	(0.15)	3.50	3.35	—	—	—	—	20.31	19.75	75,814	2.37	(3)	(0.81	)(3)	75
10/31/05	20.31	(0.21)	1.80	1.59	—	—	(2.28)	(2.28)	19.62	7.81	65,856	2.37	(3)	(1.08	)(3)	116
10/31/06	19.62	(0.11)	2.46	2.35	—	—	(3.71)	(3.71)	18.26	13.65	49,714	2.37	(3)	(0.66	)(3)	197
04/30/07(5)	18.26	(0.07)	1.03	0.96	—	—	(1.42)	(1.42)	17.80	5.46	42,592	2.37	(3)(6)	(0.94	)(3)(6)	99
Class C†
10/31/02	$15.16	$(0.14)	$(1.14)	$(1.28)	$—	$—	$(1.12)	$(1.12)	$12.76	(9.79)%	$50,881	2.40	%(3)	(1.09	)%(3)	123%
10/31/03	12.76	(0.12)	4.98	4.86	—	0.00	(0.63)	(0.63)	16.99	39.59	76,993	2.37	(3)	(0.84	)(3)	101
10/31/04	16.99	(0.15)	3.51	3.36	—	—	—	—	20.35	19.78	114,772	2.37	(3)	(0.83	)(3)	75
10/31/05	20.35	(0.21)	1.80	1.59	—	—	(2.28)	(2.28)	19.66	7.80	118,729	2.37	(3)	(1.08	)(3)	116
10/31/06	19.66	(0.11)	2.47	2.36	—	—	(3.71)	(3.71)	18.31	13.68	97,913	2.36	(3)	(0.66	)(3)	197
04/30/07(5)	18.31	(0.07)	1.03	0.96	—	—	(1.42)	(1.42)	17.85	5.44	86,055	2.34	(3)(6)	(0.92	)(3)(6)	99

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Small-Cap Value A	0.08%	0.09%	0.00%	(0.02)%	—%	—%
Focused Small-Cap Value B	0.07	0.09	0.03	(0.02)	0.00	0.00
Focused Small-Cap Value C†	0.09	0.07	0.01	(0.04)	(0.02)	0.00

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Small-Cap Value A	0.08%	0.03%	0.04%	0.05%	0.04%	0.00%
Focused Small-Cap Value B	0.08	0.03	0.04	0.05	0.03	0.00
Focused Small-Cap Value C†	0.08	0.03	0.04	0.05	0.03	0.00

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(4)		Ratio of net investment income (loss) to average net assets(4)		Port- folio Turn- over
FOCUSED GROWTH AND INCOME PORTFOLIO
Class A
10/31/02	$12.85	$(0.07)	$(0.74)	$(0.81)	$—	$—	$—	$—	$12.04	(6.30)%	$59,186	1.57	%(3)	(0.61	)%(3)	170%
10/31/03	12.04	(0.08)	2.97	2.89	—	—	—	—	14.93	24.00	119,353	1.72	(3)	(0.58	)(3)	103
10/31/04	14.93	(0.04)	0.25	0.21	—	—	—	—	15.14	1.41	159,097	1.72	(3)	(0.34	)(3)	62
10/31/05	15.14	0.06	1.39	1.45	—	—	—	—	16.59	9.58	163,765	1.72	(3)	0.35	(3)	155
10/31/06	16.59	0.04	2.89	2.93	(0.11)	—	—	(0.11)	19.41	17.69	185,913	1.72	(3)	0.24	(3)	141
04/30/07(5)	19.41	0.01	1.41	1.42	—	—	(0.73)	(0.73)	20.10	7.36	233,936	1.66	(6)	0.04	(6)	87
Class B
10/31/02	$12.50	$(0.16)	$(0.70)	$(0.86)	$—	$—	$—	$—	$11.64	(6.88)%	$65,825	2.21	%(3)	(1.27	)%(3)	170%
10/31/03	11.64	(0.16)	2.85	2.69	—	—	—	—	14.33	23.11	88,038	2.37	(3)	(1.24	)(3)	103
10/31/04	14.33	(0.14)	0.26	0.12	—	—	—	—	14.45	0.84	85,871	2.37	(3)	(1.01	)(3)	62
10/31/05	14.45	(0.05)	1.32	1.27	—	—	—	—	15.72	8.79	70,609	2.37	(3)	(0.32	)(3)	155
10/31/06	15.72	(0.06)	2.72	2.66	—	—	—	—	18.38	16.92	63,470	2.37	(3)	(0.38	)(3)	141
04/30/07(5)	18.38	(0.06)	1.34	1.28	—	—	(0.73)	(0.73)	18.93	7.00	64,686	2.37	(3)(6)	(0.64	)(3)(6)	87
Class C†
10/31/02	$12.49	$(0.15)	$(0.71)	$(0.86)	$—	$—	$—	$—	$11.63	(6.89)%	$85,094	2.23	%(3)	(1.27	)%(3)	170%
10/31/03	11.63	(0.15)	2.84	2.69	—	—	—	—	14.32	23.13	137,348	2.37	(3)	(1.24	)(3)	103
10/31/04	14.32	(0.14)	0.25	0.11	—	—	—	—	14.43	0.77	136,360	2.37	(3)	(1.01	)(3)	62
10/31/05	14.43	(0.05)	1.33	1.28	—	—	—	—	15.71	8.87	107,862	2.37	(3)	(0.32	)(3)	155
10/31/06	15.71	(0.06)	2.71	2.65	—	—	—	—	18.36	16.87	103,407	2.37	(3)	(0.39	)(3)	141
04/30/07(5)	18.36	(0.05)	1.34	1.29	—	—	(0.73)	(0.73)	18.92	7.06	126,283	2.31	(3)(6)	(0.61	)(3)(6)	87

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Growth and Income A	0.23%	0.04%	0.04%	(0.02)%	(0.03)%	—%
Focused Growth and Income B	0.22	0.04	0.05	0.01	0.01	(0.03)
Focused Growth and Income C†	0.20	0.03	0.03	(0.02)	(0.02)	(0.00)

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Growth and Income A	0.04%	0.03%	0.04%	0.02%	0.01%	0.01%
Focused Growth and Income B	0.05	0.04	0.05	0.02	0.01	0.01
Focused Growth and Income C†	0.04	0.03	0.05	0.02	0.01	0.01

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Redem- ption fees	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(4)(6)		Ratio of net investment income (loss) to average net assets(4)(6)		Port- folio Turn- over
FOCUSED INTERNATIONAL EQUITY PORTFOLIO
Class A
11/01/01-10/31/02(7) $12.50	$(0.02)	$(0.47)	$(0.49)	$—	$—	$—	$—	$—	$12.01	(3.92)%	$17,225	1.95	%(3)(5)	(0.13	)%(3)(5)	117%
10/31/03 12.01	0.01	2.80	2.81	—	—	—	—	—	14.82	23.40	63,803	1.95		0.10		103
10/31/04 14.82	(0.02)	1.84	1.82	—	—	(0.08)	(0.08)	0.00	16.56	12.31	165,924	1.95		(0.12)		166
10/31/05 16.56	0.21	2.54	2.75	(0.04)	—	(0.70)	(0.74)	0.00	18.57	17.04	205,848	1.95		1.14		121
10/31/06 18.57	0.13	4.29	4.42	(0.21)	—	(1.21)	(1.42)	0.00	21.57	25.66	281,354	1.95		0.67		81
04/30/07(8) 21.57	0.03	2.48	2.51	(0.04)	—	(2.93)	(2.97)	0.00	21.11	12.71	288,449	1.95	(3)	0.25	(3)	32
Class B
11/01/01-10/31/02(7) $12.50	$(0.10)	$(0.46)	$(0.56)	$—	$—	$—	$—	$—	$11.94	(4.48)%	$5,097	2.60	%(3)(5)	(0.79	)%(3)(5)	117%
10/31/03 11.94	(0.05)	2.75	2.70	—	—	—	—	—	14.64	22.61	7,682	2.60		(0.41)		103
10/31/04 14.64	(0.13)	1.82	1.69	—	—	(0.08)	(0.08)	0.00	16.25	11.57	10,735	2.60		(0.85)		166
10/31/05 16.25	0.09	2.50	2.59	—	—	(0.70)	(0.70)	0.00	18.14	16.32	13,411	2.60		0.50		121
10/31/06 18.14	0.00	4.19	4.19	(0.10)	—	(1.21)	(1.31)	0.00	21.02	24.78	18,983	2.60		0.01		81
04/30/07(8) 21.02	(0.03)	2.42	2.39	—	—	(2.93)	(2.93)	0.00	20.48	12.40	21,429	2.60	(3)	(0.36	)(3)	32
Class C†
11/01/01-10/31/02(7) $12.50	$(0.11)	$(0.46)	$(0.57)	$—	$—	$—	$—	$—	$11.93	(4.56)%	$10,350	2.60	%(3)(5)	(0.91	)%(3)(5)	117%
10/31/03 11.93	(0.05)	2.75	2.70	—	—	—	—	—	14.63	22.63	17,141	2.60		(0.40)		103
10/31/04 14.63	(0.13)	1.81	1.68	—	—	(0.08)	(0.08)	0.00	16.23	11.51	29,188	2.60		(0.83)		166
10/31/05 16.23	0.09	2.49	2.58	—	—	(0.70)	(0.70)	0.00	18.11	16.28	35,065	2.60		0.51		121
10/31/06 18.11	0.01	4.18	4.19	(0.10)	—	(1.21)	(1.31)	0.00	20.99	24.83	42,499	2.60		0.04		81
04/30/07(8) 20.99	(0.03)	2.41	2.38	—	—	(2.93)	(2.93)	0.00	20.44	12.37	47,314	2.60	(3)	(0.36	)(3)	32

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Annualized

(4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	10/31/02(3)	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(3)(8)
Focused International Equity A	0.62%	0.50%	0.21%	0.06%	0.02%	0.04%
Focused International Equity B	1.19	0.69	0.36	0.17	0.12	0.10
Focused International Equity C†	0.83	0.57	0.26	0.11	0.06	0.07

(5)  The ratio reflects an expense cap which is net of custody credits of (0.01%).

(6)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(3)(8)
Focused International Equity A	0.01%	0.01%	0.02%	0.04%	0.01%	0.00%
Focused International Equity B	0.01	0.01	0.02	0.04	0.01	0.00
Focused International Equity C†	0.01	0.01	0.02	0.04	0.01	0.00

(7)  Commencement of operations

(8)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED TECHNOLOGY PORTFOLIO
Class A
10/31/02	$3.95	$(0.07)	$(1.09)	$(1.16)	$—	$—	$—	$—	$2.79	(29.37)%	$18,034	1.97%		(1.77)%		262%
10/31/03	2.79	(0.07)	2.19	2.12	—	—	—	—	4.91	75.99	34,846	1.97	(4)	(1.83	)(4)	157
10/31/04	4.91	(0.09)	0.54	0.45	—	—	—	—	5.36	9.16	37,852	1.97	(4)	(1.86	)(4)	159
10/31/05	5.36	(0.08)	0.93	0.85	—	—	—	—	6.21	15.86	47,847	1.97	(4)	(1.49	)(4)	97
10/31/06	6.21	(0.10)	0.14	0.04	—	—	—	—	6.25	0.64	38,400	1.97	(4)	(1.69	)(4)	96
04/30/07(5)	6.25	(0.05)	0.46	0.41	—	—	—	—	6.66	6.56	33,314	1.97	(4)(6)	(1.64	)(4)(6)	33
Class B
10/31/02	$3.93	$(0.09)	$(1.09)	$(1.18)	$—	$—	$—	$—	$2.75	(30.03)%	$13,368	2.62%		(2.42)%		262%
10/31/03	2.75	(0.09)	2.15	2.06	—	—	—	—	4.81	74.91	22,851	2.62	(4)	(2.48	)(4)	157
10/31/04	4.81	(0.12)	0.53	0.41	—	—	—	—	5.22	8.52	25,969	2.62	(4)	(2.50	)(4)	159
10/31/05	5.22	(0.12)	0.91	0.79	—	—	—	—	6.01	15.13	25,217	2.62	(4)	(2.13	)(4)	97
10/31/06	6.01	(0.14)	0.14	(0.00)	—	—	—	—	6.01	0.00	21,267	2.62	(4)	(2.34	)(4)	96
04/30/07(5)	6.01	(0.07)	0.44	0.37	—	—	—	—	6.38	6.16	18,907	2.62	(4)(6)	(2.29	)(4)(6)	33
Class C†
10/31/02	$3.92	$(0.09)	$(1.08)	$(1.17)	$—	$—	$—	$—	$2.75	(29.85)%	$17,137	2.62%		(2.42)%		262%
10/31/03	2.75	(0.09)	2.15	2.06	—	—	—	—	4.81	74.91	28,490	2.62	(4)	(2.48	)(4)	157
10/31/04	4.81	(0.12)	0.53	0.41	—	—	—	—	5.22	8.52	28,495	2.62	(4)	(2.51	)(4)	159
10/31/05	5.22	(0.12)	0.92	0.80	—	—	—	—	6.02	15.33	28,394	2.62	(4)	(2.13	)(4)	97
10/31/06	6.02	(0.14)	0.13	(0.01)	—	—	—	—	6.01	(0.17)	24,068	2.62	(4)	(2.34	)(4)	96
04/30/07(5)	6.01	(0.07)	0.44	0.37	—	—	—	—	6.38	6.16	22,108	2.62	(4)(6)	(2.29	)(4)(6)	33

(1)  Calculated based upon average shares outstanding.

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursements (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	10/31/02	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Technology A	0.39%	0.48%	0.38%	0.20%	0.15%	0.16%
Focused Technology B	0.43	0.52	0.43	0.25	0.22	0.20
Focused Technology C†	0.40	0.47	0.39	0.21	0.17	0.16

(4)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/03	10/31/04	10/31/05	10/31/06	04/30/07(5)(6)
Focused Technology A	0.08%	0.07%	0.02%	0.02%	0.00%
Focused Technology B	0.08	0.07	0.02	0.03	0.00
Focused Technology C†	0.08	0.07	0.01	0.03	0.00

(5)  Unaudited

(6)  Annualized

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS — (continued)

Period Ended	Net Asset Value begin- ning of period	Net invest- ment income (loss)(1)	Net gain (loss) on invest- ments (both realized and un- realized)	Total from invest- ment opera- tions	Divi- dends from net invest- ment income	Distri- butions from net return of capital	Distri- butions from net real- ized gains	Total distri- butions	Net Asset Value end of period	Total Return(2)	Net Assets end of period	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Port- folio Turn- over
FOCUSED DIVIDEND STRATEGY PORTFOLIO
Class A
9/30/02	$10.41	$0.22	$(0.72)	$(0.50)	$(0.20)	$—	$—	$(0.20)	$9.71	(5.07)%	$9,372	0.95%		1.96%		37%
9/30/03	9.71	0.24	1.17	1.41	(0.37)	—	—	(0.37)	10.75	14.69	45,639	0.95		2.41		20
10/01/03-10/31/03*	10.75	0.04	0.52	0.56	—	—	—	—	11.31	5.21	50,263	0.95	(4)(5)	2.24	(4)(5)	0
10/31/04	11.31	0.23	0.98	1.21	(0.23)	—	—	(0.23)	12.29	10.71	68,541	0.95		1.86		43
10/31/05	12.29	0.25	0.06	0.31	(0.25)	—	—	(0.25)	12.35	2.49	58,264	0.95		2.00		30
10/31/06	12.35	0.15	1.97	2.12	(0.17)	—	—	(0.17)	14.30	17.22	61,360	0.95	(4)(6)	1.11	(4)(6)	614
04/30/07(7)	14.30	0.19	1.34	1.53	(0.20)	—	(1.42)	(1.62)	14.21	11.40	60,954	0.95	(5)(6)	2.70	(5)(6)	0
Class B
9/30/02	$10.35	$0.15	$(0.74)	$(0.59)	$(0.13)	$—	$—	$(0.13)	$9.63	(5.86)%	$20,670	1.60%		1.31%		37%
9/30/03	9.63	0.18	1.17	1.35	(0.26)	—	—	(0.26)	10.72	14.07	47,369	1.60		1.79		20
10/01/03-10/31/03*	10.72	0.03	0.52	0.55	—	—	—	—	11.27	5.13	53,628	1.60	(4)(5)	1.59	(4)(5)	0
10/31/04	11.27	0.15	0.98	1.13	(0.15)	—	—	(0.15)	12.25	10.01	59,128	1.60		1.21		43
10/31/05	12.25	0.17	0.06	0.23	(0.17)	—	—	(0.17)	12.31	1.82	47,733	1.60		1.34		30
10/31/06	12.31	0.06	1.96	2.02	(0.07)	—	—	(0.07)	14.26	16.42	42,569	1.60	(4)(6)	0.44	(4)(6)	614
04/30/07(7)	14.26	0.14	1.29	1.43	(0.10)	—	(1.42)	(1.52)	14.17	11.09	41,721	1.60	(5)(6)	2.05	(5)(6)	0
Class C†
9/30/02	$10.35	$0.15	$(0.74)	$(0.59)	$(0.13)	$—	$—	$(0.13)	$9.63	(5.86)%	$19,568	1.60%		1.30%		37%
9/30/03	9.63	0.18	1.16	1.34	(0.26)	—	—	(0.26)	10.71	13.96	69,059	1.60		1.77		20
10/01/03-10/31/03*	10.71	0.03	0.53	0.56	—	—	—	—	11.27	5.23	79,071	1.60	(4)(5)	1.59	(4)(5)	0
10/31/04	11.27	0.15	0.98	1.13	(0.15)	—	—	(0.15)	12.25	10.01	101,720	1.60		1.21		43
10/31/05	12.25	0.17	0.06	0.23	(0.17)	—	—	(0.17)	12.31	1.82	88,859	1.60		1.35		30
10/31/06	12.31	0.06	1.96	2.02	(0.07)	—	—	(0.07)	14.26	16.42	87,655	1.60	(4)(6)	0.44	(4)(6)	614
04/30/07(7)	14.26	0.14	1.28	1.42	(0.10)	—	(1.42)	(1.52)	14.16	11.01	89,385	1.60	(5)(6)	2.05	(5)(6)	0

*  The Portfolio changed its fiscal year end from September 30 to October 31.

(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load. It does include expense reimbursement (recoupments) and expense reductions.

(3)  Net of the following expense reimbursements (based on average net assets):

	9/30/02	9/30/03	10/31/03(4)(5)	10/31/04	10/31/05	10/31/06	04/30/07(5)(7)
Focused Dividend Strategy A	0.29%	0.16%	0.14%	0.13%	0.11%	0.12%	0.10%
Focused Dividend Strategy B	0.24	0.16	0.13	0.15	0.10	0.13	0.10
Focused Dividend Strategy C†	0.23	0.14	0.11	0.13	0.09	0.11	0.09

(4)  The ratio reflects an expense cap which is net of custody credits of (0.01)%

(5)  Annualized

(6)  Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income would have been higher by:

	10/31/06	04/30/07(5)(7)
Focused Dividend Strategy A	0.01%	0.00%
Focused Dividend Strategy B	0.01	0.00
Focused Dividend Strategy C	0.01	0.00

(7)  Unaudited

†  Effective February 23, 2004, Class II shares were redesignated as Class C shares.

See Notes to Financial Statements

Focused Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	85.2%
International Equity Investment Companies	15.0
100.2%

* Calculated as a percentage of Net Assets

Focused Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Domestic Equity Investment Companies—85.2%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	10,594,484	$201,507,076
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	11,483,414	201,648,742
Sunamerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A	3,233,628	48,633,762
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A	2,771,582	45,010,486
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A	1,095,319	19,573,344
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,036,898	20,240,245
Total Domestic Equity Investment Companies (cost $482,853,606)		536,613,655
International Equity Investment Companies—15.0%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $82,503,826)	4,470,010	94,361,919
Total Long-Term Investment Companies (cost $565,357,432) (1)	100.2%	630,975,574
Liabilities in excess of other assets	(0.2)	(1,255,068)
NET ASSETS	100.0%	$629,720,506

† Non-income producing security

# See Note 5

@ The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis

See Notes to Financials Statements

Focused Multi-Asset Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	70.4%
Fixed Income Investment Companies	19.3
International Equity Investment Companies	10.4
100.1%

* Calculated as a percentage of Net Assets

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.1%
Domestic Equity Investment Companies—70.4%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A	4,377,987	$87,997,530
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A	3,516,824	90,769,222
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	4,630,154	88,065,529
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	5,120,412	89,914,438
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A	5,024,156	89,781,667
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	4,618,756	90,158,114
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	3,713,621	92,134,937
Total Domestic Equity Investment Companies (cost $533,035,369)		628,821,437
Fixed Income Investment Companies—19.3%
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	7,709,264	85,495,733
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	23,780,131	86,797,478
Total Fixed Income Investment Companies (cost $170,546,388)		172,293,211
International Equity Investment Companies—10.4%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $76,647,577)	4,427,604	93,466,711
Total Long-Term Investment Companies (cost $780,229,334)(1)	100.1%	894,581,359
Liabilities in excess of other assets	(0.1)	(882,259)
NET ASSETS	100.0%	$893,699,100

† Non-income producing security

# See Note 5

@ The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamerafunds.com.

(1) See Note 6 for cost of investments on a tax basis

See Notes to Financials Statements

Focused Balanced Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	57.3%
Fixed Income Bond Investment Companies	32.5
International Equity Investment Companies	10.5
100.3%

* Calculated as a percentage of Net Assets

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.3%
Domestic Equity Investment Companies—57.3%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	5,276,919	$100,366,995
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	5,457,815	95,839,239
Sunamerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A	1,560,134	23,464,411
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A	1,233,521	20,032,381
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A	502,864	8,986,182
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	506,030	9,877,696
Total Domestic Equity Investment Companies (cost $230,148,077)		258,566,904
Fixed Income Investment Companies—32.5%
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	6,918,269	76,723,605
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	19,145,259	69,880,195
Total Fixed Income Investment Companies (cost $145,390,366)		146,603,800
International Equity Investment Companies—10.5%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $41,196,755)	2,244,856	47,388,911
Total Long-Term Investment Companies (cost $416,735,198)(1)	100.3%	452,559,615
Liabilities in excess of other assets	(0.3)	(1,175,765)
NET ASSETS	100.0%	$451,383,850

† Non-income producing security

# See Note 5

@ The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamerafunds.com.

(1) See Note 6 for cost of investments on a tax basis

See Notes to Financials Statements

Focused Fixed Income and Equity Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	65.2%
Domestic Equity Investment Companies	30.6
International Equity Investment Companies	4.4
100.2%

* Calculated as a percentage of Net Assets

Focused Fixed Income and Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.2%
Domestic Equity Investment Companies—30.6%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	515,009	$9,795,480
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	503,839	8,847,405
Total Domestic Equity Investment Companies (cost $16,803,940)		18,642,885
Fixed Income Investment Companies—65.2%
SunAmerica Income Funds, SunAmerica GNMA Fund, Class A	428,483	4,751,873
SunAmerica Income Funds, SunAmerica High Yield Bond Fund, Class A	1,031,073	4,959,461
SunAmerica Income Funds, SunAmerica Strategic Bond Fund, Class A	4,161,311	15,188,784
SunAmerica Income Funds, SunAmerica U.S. Government Securities Fund, Class A	1,605,793	14,853,590
Total Fixed Income Investment Companies (cost $39,000,333)		39,753,708
International Equity Investment Companies—4.4%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $2,252,039)	126,836	2,677,514
Total Long-Term Investment Companies (cost $58,056,312)(1)	100.2%	61,074,107
Liabilities in excess of other assets	(0.2)	(129,439)
NET ASSETS	100.0%	$60,944,668

† Non-income producing security

# See Note 5

@ The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis

See Notes to Financials Statements

Focused Fixed Income Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Fixed Income Investment Companies	90.1%
Domestic Equity Investment Companies	10.3
100.4%

* Calculated as a percentage of Net Assets

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
AFFILIATED INVESTMENT COMPANIES#—100.4%
Domestic Equity Investment Companies—10.3%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A (cost $2,101,753)	125,855	$2,529,687
Fixed Income Investment Companies—90.1%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	466,457	5,173,010
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	499,257	2,401,424
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	1,981,238	7,231,518
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	783,026	7,242,990
Total Fixed Income Investment Companies (cost $21,756,731)		22,048,942
Total Long-Term Investment Companies (cost $23,858,484)(1)	100.4%	24,578,629
Liabilities in excess of other assets	(0.4)	(96,905)
NET ASSETS	100.0%	$24,481,724

# See Note 5

@ The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

(1) See Note 6 for cost of investments on a tax basis

See Notes to Financials Statements

Focused Large-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Aerospace/Defense	13.2%
Cable TV	7.4
Medical-Biomedical/Gene	7.0
Computers	6.3
Casino Hotels	5.2
Medical-HMO	5.0
Oil-Field Services	4.4
Transport-Rail	4.3
Networking Products	3.9
Agricultural Operations	3.4
Diversified Manufactured Operations	3.2
Pharmacy Services	3.2
Medical-Drugs	3.1
Oil Companies-Integrated	3.1
Retail-Regional Department Stores	3.1
Retail-Apparel/Shoe	3.0
Cellular Telecom	2.9
Cosmetics & Toiletries	2.8
Retail-Restaurants	2.7
Multimedia	2.6
Finance-Other Services	2.4
Applications Software	2.3
Tobacco	2.1
Retail-Major Department Stores	2.0
Repurchase Agreements	1.7
100.3%

* Calculated as a percentage of Net Assets

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—98.6%
Aerospace/Defense—13.2%
General Dynamics Corp.	654,644	$51,389,554
Lockheed Martin Corp.	706,310	67,904,643
Raytheon Co.	650,000	34,801,000
		154,095,197
Agricultural Operations—3.4%
Archer-Daniels-Midland Co.	1,014,090	39,245,283
Applications Software—2.3%
Microsoft Corp.	890,000	26,646,600
Cable TV—7.4%
Comcast Corp., Class A†	2,070,606	55,202,356
DIRECTV Group, Inc.†	1,279,533	30,504,067
		85,706,423
Casino Hotel—5.2%
Las Vegas Sands Corp.†	708,226	60,333,773
Cellular Telecom—2.9%
America Movil SA de CV, Series L ADR	646,830	33,977,980
Computers—6.3%
Hewlett-Packard Co.	850,000	35,819,000
International Business Machines Corp.	370,000	37,817,700
		73,636,700
Cosmetics & Toiletries—2.8%
Colgate-Palmolive Co.	486,000	32,921,640
Diversified Manufactured Operations—3.2%
Honeywell International, Inc.	690,000	37,384,200
Finance-Other Services—2.4%
Chicago Merchantile Exchange Holdings, Inc., Class A	53,060	27,418,755
Medical-Biomedical/Gene—7.0%
Celgene Corp.†	469,200	28,696,272
Genentech, Inc.†	660,310	52,818,197
		81,514,469
Medical-Drugs—3.1%
Forest Laboratories, Inc.†	670,000	35,650,700
Medical-HMO—5.0%
UnitedHealth Group, Inc.	1,097,317	58,223,640
Multimedia—2.6%
News Corp., Class A	1,328,200	29,738,398
Networking Products—3.9%
Cisco Systems, Inc.†	1,712,736	45,798,561
Oil Companies-Integrated—3.1%
Exxon Mobil Corp.	450,000	35,721,000
Oil-Field Services—4.4%
Schlumberger, Ltd.	693,729	51,218,012
Pharmacy Services—3.2%
Medco Health Solutions, Inc.†	480,000	37,449,600

Shares/ Security Description	Principal Amount	Value (Note 2)
Retail-Apparel/Shoe—3.0%
Nordstrom, Inc.	630,000	$34,599,600
Retail-Major Department Stores—2.0%
J.C. Penney Co., Inc.	299,600	23,695,364
Retail-Regional Department Stores—3.1%
Kohl's Corp.†	480,000	35,539,200
Retail-Restaurants—2.7%
McDonald's Corp.	642,000	30,995,760
Tobacco—2.1%
Reynolds American, Inc.	384,400	24,701,544
Transport-Rail—4.3%
Burlington Northern Santa Fe Corp.	577,412	50,546,647
Total Long-Term Investment Securities (cost $970,287,526)		1,146,759,046
REPURCHASE AGREEMENTS—1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $17,888,491 and collateralized by $18,155,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.08%, due 12/06/21 and having an approximate value of $18,245,775	$17,887,000	17,887,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $1,349,112 and collateralized by $1,355,000 of Federal Farm Credit Bank Notes, bearing interest at 5.41%, due 04/17/36 and having an approximate aggregate value of $1,385,488	1,349,000	1,349,000
Total Repurchase Agreements (cost $19,236,000)		19,236,000
TOTAL INVESTMENTS (cost $989,523,526)(1)	100.3%	1,165,995,046
Liabilities in excess of other assets	(0.3)	(3,350,038)
NET ASSETS	100.0%	$1,162,645,008

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis

ADR—American Depository Receipt

See Notes to Financials Statements

Focused Growth Portfolio@

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	9.8%
Telecom Services	7.2
Computers	6.5
Agricultural Operations	5.7
Finance-Investment Banker/Broker	5.6
Web Portals/ISP	5.5
Medical Instruments	4.7
Retail-Apparel/Shoe	4.5
Retail-Restaurants	4.2
Diversified Manufactured Operations	3.4
Disposable Medical Products	3.3
Computer Aided Design	3.2
Distribution/Wholesale	3.2
Electric Products-Misc.	3.2
Semiconductors Components-Intergrated Circuits	3.1
Cable TV	3.0
Oil Companies-Exploration & Production	3.0
Finance-Other Services	2.6
Computers-Integrated Systems	2.5
Electronic Components-Semiconductors	2.5
Commercial Services-Finance	2.4
Medical Information Systems	2.3
Investment Management/Advisor Services	2.1
Repurchase Agreements	1.5
Transactional Software	1.3
Research & Development	1.2
97.5%

* Calculated as a percentage of Net Assets

@ See Note 1

Focused Growth Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—96.0%
Agricultural Operations—5.7%
Bunge, Ltd.	296,115	$22,433,673
Cable TV—3.0%
Comcast Corp., Class A†	446,900	11,914,354
Commercial Services-Finance—2.4%
The Western Union Co.	446,900	9,407,245
Computer Aided Design—3.2%
Autodesk, Inc.†	305,000	12,587,350
Computers—6.5%
Apple Computer, Inc.†	253,615	25,310,777
Computers-Integrated Systems—2.5%
Riverbed Technology, Inc.†	309,735	9,883,644
Disposable Medical Products—3.3%
C.R. Bard, Inc.	154,800	12,868,524
Distribution/Wholesale—3.2%
WESCO International, Inc.†	200,500	12,665,585
Diversified Manufactured Operations—3.4%
Cooper Industries, Ltd.	265,600	13,216,256
Electric Products-Misc.—3.2%
AMETEK, Inc.	350,000	12,698,000
Electronic Components-Semiconductors—2.5%
MEMC Electronic Materials, Inc.†	177,600	9,746,688
Finance-Investment Banker/Broker—5.6%
Merrill Lynch & Co., Inc.	137,700	12,424,671
UBS AG	149,830	9,723,967
		22,148,638
Finance-Other Services—2.6%
Japan Securities Finance Co., Ltd.(3)	707,500	10,042,393
Investment Management/Advisor Services—2.1%
Fortress Investment Group LLC, Class A	276,940	8,034,029
Medical Information Systems—2.3%
Allscripts Heathcare Solutions, Inc.†	341,700	9,037,965
Medical Instruments—4.7%
Intuitive Surgical, Inc.†	142,445	18,469,419
Medical-Biomedical/Gene—9.8%
Celgene Corp.†	421,688	25,790,438
Genzyme Corp.†	194,700	12,715,857
		38,506,295
Oil Companies-Exploration & Production—3.0%
ATP Oil & Gas Corp.†	272,922	11,861,190
Research & Development—1.2%
Pharmaceutical Product Development, Inc.	130,200	4,696,314
Retail-Apparel/Shoe—4.5%
Abercrombie & Fitch Co., Class A	217,270	17,742,268

Shares/ Security Description	Principal Amount	Value (Note 2)
Retail-Restaurants—4.2%
Chipotle Mexican Grill, Inc., Class A†	251,060	$16,376,644
Semiconductors Components-Intergrated Circuits—3.1%
Integrated Device Technology, Inc.†	809,400	12,124,812
Telecom Services—7.2%
Amdocs, Ltd.†	265,800	9,768,150
Time Warner Telecom, Inc., Class A†	423,115	8,673,858
Virgin Media, Inc.	384,000	9,688,320
		28,130,328
Transactional Software—1.3%
Systems Xcellence, Inc.	215,000	4,889,269
Web Portals/ISP—5.5%
Google, Inc., Class A†	45,980	21,674,052
Total Long-Term Investment Securities (cost $304,844,975)		376,465,712
REPURCHASE AGREEMENTS—1.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$2,195,000	2,195,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $3,802,317 and collateralized by $3,770,000 of Federal Home Loan Bank Notes, bearing interest at 5.25%, due 12/11/20 and having an approximate value of $3,878,388	3,802,000	3,802,000
Total Repurchase Agreements (cost $5,997,000)		5,997,000
TOTAL INVESTMENTS (cost $310,841,975)(2)	97.5%	382,462,712
Other assets less liabilities	2.5	9,872,210
NET ASSETS	100.0%	$392,334,922

@ See Note 1

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement

(2) See Note 6 for cost of investments on a tax basis

(3) Security was valued using fair value procedures at April 30, 2007. See Note 2 regarding fair value pricing procedures for foreign equity securities.

See Notes to Financials Statements

Focused Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Time Deposits	10.2%
Investment Management/Advisor Services	8.1
Telecom Services	7.9
Wireless Equipment	7.1
Dialysis Centers	6.9
Agricultural Chemicals	6.5
Finance-Commercial	4.3
Industrial Gases	3.9
Data Processing/Management	3.7
Oil-Field Services	3.7
Pharmacy Services	3.7
Metal-Diversified	3.6
Commercial Services	3.5
Engineering/R&D Services	3.5
Steel-Producers	3.4
Telecommunication Equipment	3.4
Distribution/Wholesale	3.2
Food-Wholesale/Distribution	3.2
Building & Construction Products-Misc.	3.0
Casino Services	2.8
Transport-Marine	2.7
X-Ray Equipment	2.5
Instruments-Scientific	1.9
Auto-Heavy Duty Trucks	1.6
104.3%
* Calculated as a percentage of Net Assets

Focused Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—94.1%
Agricultural Chemicals—6.5%
CF Industries Holdings, Inc.	81,000	$3,214,890
Syngenta AG ADR	55,300	2,195,410
		5,410,300
Auto-Heavy Duty Trucks—1.6%
Oshkosh Truck Corp., Class B	23,600	1,320,184
Building & Construction Products-Misc.—3.0%
Vulcan Materials Co.	20,000	2,473,400
Casino Services—2.8%
International Game Technology	61,635	2,350,759
Commercial Services—3.5%
Alliance Data Systems Corp.†	45,100	2,871,066
Data Processing/Management—3.7%
Global Payments, Inc.	80,000	3,038,400
Dialysis Centers—6.9%
DaVita, Inc.†	103,900	5,673,979
Distribution/Wholesale—3.2%
Pool Corp.	65,500	2,628,515
Engineering/R&D Services—3.5%
McDermott International, Inc.†	54,200	2,908,372
Finance-Commercial—4.3%
CapitalSource, Inc.	137,400	3,540,798
Food-Wholesale/Distribution—3.2%
United Natural Foods, Inc.†	84,600	2,638,674
Industrial Gases—3.9%
Airgas, Inc.	71,800	3,198,690
Instruments-Scientific—1.9%
Thermo Fisher Scientific, Inc.†	30,000	1,561,800
Investment Management/Advisor Services—8.1%
Affiliated Managers Group, Inc.†	31,700	3,728,871
Ameriprise Financial, Inc.	49,365	2,935,737
		6,664,608
Metal-Diversified—3.6%
Freeport-McMoRan Copper & Gold, Inc., Class B	44,710	3,002,724
Oil-Field Services—3.7%
Oceaneering International, Inc.†	63,740	3,030,200
Pharmacy Services—3.7%
Express Scripts, Inc.†	31,780	3,036,579
Steel-Producer—3.4%
Carpenter Technology Corp.	23,000	2,791,510
Telecom Services—7.9%
Amdocs, Ltd.†	165,610	6,086,167
Virgin Media, Inc.	17,900	451,617
		6,537,784
Telecommunication Equipment—3.4%
CommScope, Inc.†	61,000	2,845,650
Transport-Marine—2.7%
American Commercial Lines, Inc.†	74,750	2,202,882

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment—7.1%
American Tower Corp., Class A†	81,900	$3,112,200
Crown Castle International Corp.†	79,043	2,714,337
		5,826,537
X-Ray Equipment—2.5%
Hologic, Inc.†	35,950	2,068,922
Total Long-Term Investment Securities (cost $68,901,705)		77,622,333
SHORT-TERM INVESTMENT SECURITIES—10.2%
Time Deposit—10.2%
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 05/01/07 (cost $8,449,000)	$8,449,000	8,449,000
TOTAL INVESTMENTS (cost $77,441,264)(1)	104.3%	86,071,333
Liabilities in excess of other assets	(4.3)	(3,540,546)
NET ASSETS	100.0%	$82,530,787

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis

ADR—American Depository Receipt

See Notes to Financials Statements

Focused Small-Cap Growth Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Apparel Manufacturers	5.6%
Semiconductor Equipment	4.9
Repurchase Agreements	4.6
Medical Instruments	4.5
Retail-Restaurants	4.3
E-Marketing/Info	4.1
Medical-Biomedical/Gene	3.8
Medical-HMO	3.8
Oil & Gas Drilling	3.8
E-Commerce/Products	3.5
Networking Products	3.4
Casino Hotels	3.3
Medical-Nursing Homes	3.2
Oil Companies-Exploration & Production	2.8
Retail-Apparel/Shoe	2.8
Finance-Other Services	2.7
Medical Information Systems	2.4
Schools	2.4
Insurance-Property/Casualty	2.2
Finance-Investment Banker/Broker	2.1
Transport-Services	2.0
Commercial Services-Finance	1.7
Footwear & Related Apparel	1.7
Internet Content-Information/News	1.7
X-Ray Equipment	1.7
Banks-Commercial	1.6
Retail-Automobile	1.6
Retail-Bedding	1.6
Communications Software	1.4
Electronic Measurement Instruments	1.4
Investment Management/Advisor Services	1.4
Oil-Field Services	1.4
Soap & Cleaning Preparation	1.4
Advertising Services	1.3
Commercial Services	1.3
E-Commerce/Services	1.3
Wireless Equipment	1.3
Computers-Integrated Systems	1.2
Building-Residential/Commerical	1.0
Internet Application Software	0.8
Aerospace/Defense-Equipment	0.7
Computer Graphics	0.6
Consulting Services	0.6
100.9%
* Calculated as a percentage of Net Assets

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—96.4%
Advertising Services—1.3%
inVentiv Health, Inc.†	127,100	$4,823,445
Aerospace/Defense-Equipment—0.7%
BE Aerospace, Inc.†	73,100	2,679,115
Apparel Manufacturers—5.7%
Carter's, Inc.†	120,000	3,144,000
Guess ?, Inc.	284,800	11,221,120
Volcom, Inc.†	155,500	6,532,555
		20,897,675
Banks-Commercial—1.6%
Signature Bank†	191,800	6,034,028
Building-Residential/Commerical—1.0%
Brookfield Homes Corp.	105,000	3,565,800
Casino Hotel—3.3%
Wynn Resorts, Ltd.†	120,000	12,265,200
Commercial Services—1.3%
ChoicePoint, Inc.†	130,000	4,936,100
Commercial Services-Finance—1.7%
Euronet Worldwide, Inc.†	226,300	6,302,455
Communications Software—1.4%
DivX, Inc.†	256,200	5,164,992
Computer Graphics—0.6%
Trident Microsystems, Inc.†	101,400	2,152,722
Computers-Integrated Systems—1.2%
Riverbed Technology, Inc.†	134,800	4,301,468
Consulting Services—0.6%
Forrester Research, Inc.†	78,600	2,026,308
E-Commerce/Products—3.5%
NutriSystem, Inc.†	210,700	13,063,400
E-Commerce/Services—1.3%
Emdeon Corp.†	300,000	4,842,000
E-Marketing/Info—4.1%
aQuantive, Inc.†	195,129	5,972,899
Digital River, Inc.†	157,800	9,236,034
		15,208,933
Electronic Measurement Instruments—1.4%
Itron, Inc.†	78,900	5,313,126
Finance-Investment Banker/Broker—2.1%
Jefferies Group, Inc.	250,000	7,925,000
Finance-Other Services—2.7%
International Securities Exchange Holdings, Inc.	150,000	10,003,500
Footwear & Related Apparel—1.7%
Heelys, Inc.†	187,000	6,185,960
Insurance-Property/Casualty—2.2%
Arch Capital Group, Ltd.†	110,000	8,010,200
Internet Application Software—0.8%
CyberSource Corp.†	227,300	2,888,983
Internet Content-Information/News—1.7%
Baidu.com ADR†	52,100	6,334,318

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services—1.4%
Cohen & Steers, Inc.	100,000	$5,131,000
Medical Information Systems—2.4%
Allscripts Heathcare Solutions, Inc.†	336,100	8,889,845
Medical Instruments—4.5%
Edwards Lifesciences Corp.†	163,000	7,987,000
Intuitive Surgical, Inc.†	41,385	5,365,979
Kyphon, Inc.†	72,000	3,355,920
		16,708,899
Medical-Biomedical/Gene—3.8%
Illumina, Inc.†	204,800	6,682,624
Omrix Biopharmaceuticals, Inc.†	206,800	7,341,400
		14,024,024
Medical-HMO—3.8%
AMERIGROUP Corp.†	100,000	2,813,000
Centene Corp.†	290,100	6,036,981
WellCare Health Plans, Inc.†	66,600	5,367,294
		14,217,275
Medical-Nursing Homes—3.2%
Manor Care, Inc.	180,000	11,680,200
Networking Products—3.4%
Acme Packet, Inc.†	432,100	5,837,671
Atheros Communications, Inc.†	250,000	6,697,500
		12,535,171
Oil & Gas Drilling—3.8%
Atwood Oceanics, Inc.†	90,500	5,692,450
Helmerich & Payne, Inc.	260,000	8,395,400
		14,087,850
Oil Companies-Exploration & Production—2.8%
Carrizo Oil & Gas, Inc.†	149,800	5,520,130
Encore Acquisition Co.†	175,000	4,674,250
		10,194,380
Oil-Field Services—1.4%
Oceaneering International, Inc.†	112,200	5,333,988
Retail-Apparel/Shoe—2.8%
Bebe Stores, Inc.	303,200	5,306,000
Under Armour, Inc., Class A†	100,400	5,070,200
		10,376,200
Retail-Automobile—1.6%
CarMax, Inc.†	240,000	5,980,800
Retail-Bedding—1.6%
Select Comfort Corp.†	326,250	6,048,675
Retail-Restaurants—4.3%
Panera Bread Co., Class A†	82,000	4,566,580
Texas Roadhouse, Inc., Class A†	355,900	5,203,258
The Cheesecake Factory, Inc.†	225,000	6,210,000
		15,979,838
School—2.4%
DeVry, Inc.	270,000	8,907,300

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Equipment—4.9%
FormFactor, Inc.†	266,400	$10,999,656
Tessera Technologies, Inc.†	164,300	7,030,397
		18,030,053
Soap & Cleaning Preparation—1.4%
Church & Dwight Co., Inc.	100,000	5,073,000
Transport-Services—2.0%
C.H. Robinson Worldwide, Inc.	140,000	7,484,400
Wireless Equipment—1.3%
Novatel Wireless, Inc.†	266,600	4,849,454
X-Ray Equipment—1.7%
Hologic, Inc.†	110,800	6,376,540
Total Long-Term Investment Securities (cost $276,642,245)		356,833,620
REPURCHASE AGREEMENTS—4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $3,536,295 and collateralized by $3,535,000 of Federal National Mtg. Assoc. Notes, bearing interest at 4.25%, due 05/15/09 and having an approximate value of $3,610,579 (cost $3,536,000)	$3,536,000	3,536,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $11,190,933 and collateralized by $11,360,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.08%, due 12/06/21 and having an approximate value of $11,416,800 (cost $11,190,000)	11,190,000	11,190,000

Security Description	Principal Amount	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $2,100,175 and collateralized by $2,095,000 of Federal Farm Credit Bank Notes, bearing interest at 5.41%, due 04/17/36 and having an approximate value of $2,142,138 (cost $2,100,000)	$2,100,000	$2,100,000
Total Repurchase Agreements (cost $16,826,000)		16,826,000
TOTAL INVESTMENTS (cost $293,468,245)(1)	100.9%	373,659,620
Liabilities in excess of other assets	(0.9)	(3,397,967)
NET ASSETS	100.0%	$370,261,653

† Non-income producing security

(1) See Note 6 for cost of investments on a tax basis

ADR—American Depository Receipt

See Notes to Financials Statements

Focused Large-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Oil Companies-Integrated	15.7%
Computers	7.8
Finance-Investment Banker/Broker	7.4
Medical-Drugs	5.7
Banks-Super Regional	4.0
Medical-HMO	4.0
Pharmacy Services	3.9
Aerospace/Defense-Equipment	3.8
Food-Retail	3.8
Tobacco	3.8
Aerospace/Defense	3.7
Office Automation & Equipment	3.7
Oil Companies-Exploration & Production	3.6
Finance-Mortgage Loan/Banker	3.5
Steel-Producers	3.5
Diversified Manufactured Operations	3.3
Medical Products	3.3
Insurance-Life/Health	3.1
Cable TV	2.9
Retail-Discount	2.8
Telephone-Integrated	2.4
Savings & Loans/Thrifts	1.8
Retail-Building Products	1.5
Repurchase Agreements	1.3
100.3%

* Calculated as a percentage of Net Assets

Focused Large-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—99.0%
Aerospace/Defense—3.7%
Raytheon Co.	390,000	$20,880,600
Aerospace/Defense-Equipment—3.8%
United Technologies Corp.	317,800	21,333,914
Banks-Super Regional—4.0%
Bank of America Corp.	228,300	11,620,470
Wachovia Corp.	187,600	10,419,304
		22,039,774
Cable TV—2.9%
Comcast Corp., Class A†	598,900	15,966,674
Computers—7.8%
Hewlett-Packard Co.	500,000	21,070,000
International Business Machines Corp.	220,000	22,486,200
		43,556,200
Diversified Manufactured Operations—3.3%
General Electric Co.	499,900	18,426,314
Finance-Investment Banker/Broker—7.4%
Citigroup, Inc.	413,000	22,145,060
Merrill Lynch & Co., Inc.	209,900	18,939,277
		41,084,337
Finance-Mortgage Loan/Banker—3.5%
Freddie Mac	297,100	19,246,138
Food-Retail—3.8%
Safeway, Inc.	580,000	21,054,000
Insurance-Life/Health—3.1%
CIGNA Corp.	110,000	17,114,900
Medical Products—3.3%
Johnson & Johnson	288,380	18,519,764
Medical-Drugs—5.7%
Pfizer, Inc.	1,198,100	31,701,726
Medical-HMO—4.0%
UnitedHealth Group, Inc.	417,300	22,141,938
Office Automation & Equipment—3.7%
Xerox Corp.†	1,120,000	20,720,000
Oil Companies-Exploration & Production—3.6%
Anadarko Petroleum Corp.	435,100	20,301,766
Oil Companies-Integrated—15.7%
Chevron Corp.	240,000	18,669,600
ConocoPhillips	375,800	26,061,730
Exxon Mobil Corp.	269,800	21,416,724
Marathon Oil Corp.	210,000	21,325,500
		87,473,554
Pharmacy Services—3.9%
Medco Health Solutions, Inc.†	280,000	21,845,600
Retail-Building Products—1.5%
Home Depot, Inc.	217,900	8,251,873
Retail-Discount—2.8%
Wal-Mart Stores, Inc.	323,300	15,492,536
Savings & Loans/Thrifts—1.8%
Washington Mutual, Inc.	240,400	10,091,992

Security Description	Shares/ Principal Amount	Value (Note 2)
Steel-Producer—3.5%
Nucor Corp.	310,000	$19,672,600
Telephone-Integrated—2.4%
AT&T, Inc.	350,500	13,571,360
Tobacco—3.8%
Altria Group, Inc.	311,400	21,461,688
Total Long-Term Investment Securities (cost $488,421,459)		551,949,248
REPURCHASE AGREEMENTS—1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$5,529,000	5,529,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $1,609,134 and collateralized by $1,355,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.625%, due 11/15/30 and having an approximate value of $1,641,230	1,609,000	1,609,000
Total Repurchase Agreements (cost $7,138,000)		7,138,000
TOTAL INVESTMENTS (cost $495,559,459)(2)	100.3%	559,087,248
Liabilities in excess of other assets	(0.3)	(1,479,916)
NET ASSETS	100.0%	$557,607,332

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement

(2) See Note 6 for cost of investments on a tax basis

See Notes to Financials Statements

Focused Value Portfolio@

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Repurchase Agreements	10.8%
Oil Companies-Exploration & Production	8.5
Telephone-Integrated	8.4
Real Estate Operations & Development	8.0
Publishing-Newspapers	6.6
Steel-Producers	6.4
Semiconductors Components-Intergrated Circuits	5.8
Diversified Operations	5.6
Electronic Components-Misc.	4.2
Insurance-Property/Casualty	3.5
Insurance-Multi-line	3.3
Transport-Marine	3.2
Banks-Super Regional	3.1
Retail-Auto Parts	3.1
Banks-Fiduciary	3.0
Retail-Building Products	2.9
Medical-Drugs	2.8
Beverages-Non-alcoholic	2.6
Machinery-Farming	2.5
Photo Equipment & Supplies	2.3
Chemicals-Diversified	1.6
Broadcast Services/Program	1.3
Insurance-Life/Health	1.0
100.5%

* Calculated as a percentage of Net Assets

@ See Note 1

Focused Value Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—89.7%
Banks-Fiduciary—3.0%
Mellon Financial Corp.	457,527	$19,641,634
Banks-Super Regional—3.1%
Wachovia Corp.	366,231	20,340,470
Beverages-Non-alcoholic—2.6%
Coca-Cola Co.	332,000	17,327,080
Broadcast Services/Program—1.3%
Clear Channel Communications, Inc.	242,400	8,588,232
Chemicals-Diversified—1.6%
Dow Chemical Co.	231,000	10,304,910
Diversified Operations—5.6%
Hutchison Whampoa, Ltd.(1)	3,805,000	36,625,164
Electronic Components-Misc.—4.2%
AVX Corp.	1,683,700	28,016,768
Insurance-Life/Health—1.0%
Power Corp Of Canada	196,600	6,686,774
Insurance-Multi-line—3.3%
Assurant, Inc.	383,300	22,051,249
Insurance-Property/Casualty—3.5%
ProAssurance Corp.†	428,800	23,086,592
Machinery-Farming—2.5%
Alamo Group, Inc.	622,362	16,803,774
Medical-Drugs—2.8%
Pfizer, Inc.	685,000	18,125,100
Oil Companies-Exploration & Production—8.5%
Devon Energy Corp.	338,500	24,666,495
EnCana Corp.	597,497	31,338,718
		56,005,213
Photo Equipment & Supplies—2.3%
Eastman Kodak Co.	605,000	15,070,550
Publishing-Newspapers—6.6%
New York Times Co., Class A	737,000	17,245,800
Tribune Co.	213,000	6,986,400
Washington Post Co., Class B	25,900	19,269,600
		43,501,800
Real Estate Operations & Development—8.0%
Forest City Enterprises, Inc., Class A	426,312	28,481,905
Hang Lung Group, Ltd.(1)	1,333,000	5,116,772
Hang Lung Properties, Ltd.(1)	6,460,000	19,239,805
		52,838,482
Retail-Auto Parts—3.1%
AutoZone, Inc.†	153,500	20,421,640
Retail-Building Products—2.9%
Home Depot, Inc.	500,600	18,957,722

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductors Components- Intergrated Circuits—5.8%
Linear Technology Corp.	431,743	$16,155,823
Maxim Integrated Products, Inc.	691,000	21,918,520
		38,074,343
Steel-Producer—6.4%
POSCO ADR	402,300	42,136,902
Telephone-Integrated—8.4%
Deutsche Telekom AG ADR	1,095,000	20,104,200
Verizon Communications, Inc.	449,000	17,142,820
Windstream Corp.	1,247,505	18,238,523
		55,485,543
Transport-Marine—3.2%
Teekay Shipping Corp.	358,700	21,396,455
Total Long-Term Investment Securities (cost $451,237,245)		591,486,397
REPURCHASE AGREEMENTS—10.8%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/2007, to be repurchased 05/01/07 in the amount of $21,543,795 and collateralized by $21,490,000 of Federal Farm Credit Bank Notes, bearing interest at 5.41%, due 04/17/36 and having an approximate value of $21,973,525	$21,542,000	21,542,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/2007, to be repurchased 05/01/07 in the amount of $38,653,220 and collateralized by $32,550,000 of Federal National Mtg. Assoc. Notes, bearing interest at 6.63%, due 11/15/30 and having an approximate value of $39,425,862	38,650,000	38,650,000

Focused Value Portfolio@

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/2007, to be repurchased 05/01/07 in the amount of $11,030,919 and collateralized by $10,940,000 of Federal Home Loan Bank Notes, bearing interest at 5.25%, due 12/11/20 and having an approximate value of $11,254,525	$11,030,000	$11,030,000
Total Repurchase Agreements (cost $71,222,000)		71,222,000
TOTAL INVESTMENTS (cost $522,459,245)(2)	100.5%	662,708,397
Liabilities in excess of other assets	(0.5)	(3,013,103)
NET ASSETS	100.0%	$659,695,294

@ See Note 1

† Non-income producing security

(1) Security was valued using fair value procedures at April 30, 2007. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2) See Note 6 for cost of investments on a tax basis

ADR—American Depository Receipt

See Notes to Financials Statements

Focused Mid-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Finance-Other Services	18.6%
Electric-Integrated	10.8
Chemicals-Specialty	8.0
Machine Tools & Related Products	4.9
Machinery-General Industrial	4.1
Transport-Truck	4.0
Instruments-Scientific	3.6
Machinery-Print Trade	3.5
Telecommunication Equipment	3.5
Building Products-Cement	3.3
Specified Purpose Acquisitions	3.3
Publishing-Periodicals	3.2
Savings & Loans/Thrifts	3.2
Home Decoration Products	3.1
Hotels/Motels	3.1
Paper & Related Products	3.1
Electronic Connectors	3.0
Auto-Heavy Duty Trucks	2.9
Diversified Manufactured Operations	2.6
Time Deposits	2.6
Oil Companies-Exploration & Production	1.7
Advertising Services	1.4
Airport Development/Maintenance	1.4
Retail-Apparel/Shoe	1.1
100.0%

* Calculated as a percentage of Net Assets

Focused Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—97.4%
Advertising Services—1.4%
R.H. Donnelley Corp.	14,000	$1,093,260
Airport Development/Maintenance—1.4%
Beijing Capital International Airport Co., Ltd.(1)	1,150,000	1,120,527
Auto-Heavy Duty Trucks—2.9%
Oshkosh Truck Corp., Class B	40,500	2,265,570
Building Products-Cement—3.3%
Martin Marietta Materials, Inc.	17,800	2,595,596
Chemicals-Specialty—8.0%
Ashland, Inc.	66,000	3,956,700
Cytec Industries, Inc.	44,000	2,415,600
		6,372,300
Diversified Manufactured Operations—2.6%
Crane Co.	48,000	2,040,480
Electric-Integrated—10.8%
Allegheny Energy, Inc.†	105,500	5,640,030
Sierra Pacific Resources†	160,000	2,921,600
		8,561,630
Electronic Connectors—3.0%
Thomas & Betts Corp.†	43,500	2,369,880
Finance-Other Services—18.6%
CBOT Holdings, Inc.†	22,000	4,150,740
International Securities Exchange Holdings, Inc.	60,000	4,001,400
NYSE Euronext	58,000	4,891,140
The Nasdaq Stock Market, Inc.†	52,000	1,693,120
		14,736,400
Home Decoration Products—3.1%
Newell Rubbermaid, Inc.	81,000	2,484,270
Hotel/Motel—3.1%
Wyndham Worldwide Corp.	72,000	2,491,200
Instruments-Scientific—3.6%
Thermo Fisher Scientific, Inc.†	54,500	2,837,270
Machine Tools & Related Products—4.9%
Kennametal, Inc.	55,000	3,880,800
Machinery-General Industrial—4.1%
Albany International Corp., Class A	86,000	3,293,800
Machinery-Print Trade—3.5%
Zebra Technologies Corp., Class A†	70,000	2,785,300
Oil Companies-Exploration & Production—1.7%
Canadian Oil Sands Trust	50,000	1,358,681
Paper & Related Products—3.1%
Temple-Inland, Inc.	41,500	2,458,460
Publishing-Periodicals—3.2%
Idearc, Inc.	73,000	2,536,750
Retail-Apparel/Shoe—1.1%
Foot Locker, Inc.	36,000	856,440
Savings & Loans/Thrifts—3.2%
Hudson City Bancorp, Inc.	188,000	2,504,160

Security Description	Shares/ Principal Amount	Value (Note 2)
Specified Purpose Acquisitions—3.3%
Group Bruxelles Lambert SA(1)	22,000	$2,656,295
Telecommunication Equipment—3.5%
ADTRAN, Inc.	110,000	2,799,500
Transport-Truck—4.0%
YRC Worldwide, Inc.†	80,000	3,183,200
Total Long-Term Investment Securities (cost $60,311,113)		77,281,769
SHORT-TERM INVESTMENT SECURITIES—2.6%
Time Deposits—2.6%
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 05/01/07	$145,000	145,000
Euro Time Deposit with State Street Bank & Trust Co. 2.80% due 05/01/07	1,951,000	1,951,000
Total Short-Term Investment Securities (cost $2,096,000)		2,096,000
TOTAL INVESTMENTS (cost $62,407,113)(2)	100.0%	79,377,769
Liabilities in excess of other assets	0.0	(8,910)
NET ASSETS	100.0%	$79,368,859

† Non-income producing security

(1) Security was valued using fair value procedures at April 30, 2007. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2) See Note 6 for cost of investments on a tax basis.

See Notes to Financials Statements

Focused Small-Cap Value Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Real Estate Investment Trusts	7.5%
Oil Companies-Exploration & Production	6.8
Electric-Integrated	4.1
Transport-Marine	4.1
E-Commerce/Products	3.7
Footwear & Related Apparel	3.6
Networking Products	3.5
Airlines	3.4
Insurance-Reinsurance	3.4
Retail-Apparel/Shoe	3.3
Finance-Investment Banker/Broker	3.1
Insurance-Property/Casualty	2.7
Medical-Generic Drugs	2.6
Retail-Pawn Shops	2.6
Telecommunication Equipment	2.5
Human Resources	2.3
Apparel Manufacturers	2.2
Metal-Iron	2.2
Energy-Alternate Sources	2.1
Printing-Commercial	2.1
Agricultural Operations	2.0
Aerospace/Defense	1.8
Food-Confectionery	1.8
Food-Wholesale/Distribution	1.7
Diversified Manufactured Operations	1.6
Health Care Cost Containment	1.6
Medical Products	1.6
Medical-Hospitals	1.6
Tobacco	1.6
Transport-Equipment & Leasng	1.6
Consumer Products-Misc.	1.5
Data Processing/Management	1.5
Repurchase Agreements	1.5
Telephone-Integrated	1.5
Disposable Medical Products	1.3
Insurance-Life/Health	1.3
Machinery-General Industrial	1.3
Cosmetics & Toiletries	1.2
Broadcast Services/Program	1.0
Internet Application Software	1.0
Food-Misc.	0.9
Semiconductor Equipment	0.7
99.4%

* Calculated as a percentage of Net Assets

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—97.9%
Aerospace/Defense—1.8%
Armor Holdings, Inc.†	86,400	$6,177,600
Agricultural Operations—2.0%
Andersons, Inc.	148,000	6,874,600
Airlines—3.4%
Alaska Air Group, Inc.†	132,500	3,922,000
Republic Airways Holdings, Inc.†	375,200	7,976,752
		11,898,752
Apparel Manufacturer—2.2%
Phillips-Van Heusen Corp.	140,000	7,826,000
Broadcast Services/Program—1.0%
World Wrestling Entertainment, Inc.	205,000	3,487,050
Consumer Products-Misc.—1.5%
Helen of Troy, Ltd.†	237,500	5,391,250
Cosmetics & Toiletries—1.2%
Physicians Formula Holdings, Inc.†	200,900	4,222,918
Data Processing/Management—1.5%
Fair Isaac Corp.	147,100	5,252,941
Disposable Medical Products—1.3%
Merit Medical Systems, Inc.†	398,412	4,593,691
Diversified Manufactured Operations—1.6%
Lancaster Colony Corp.	130,000	5,489,900
E-Commerce/Products—3.7%
NutriSystem, Inc.†(1)	210,000	13,020,000
Electric-Integrated—4.1%
Cleco Corp.	32,000	897,920
IDACORP, Inc.	87,000	2,997,150
Integrys Energy Group, Inc.	102,100	5,727,810
Westar Energy, Inc.	175,000	4,763,500
		14,386,380
Energy-Alternate Sources—2.1%
Aventine Renewable Energy Holdings, Inc.†	380,000	7,299,800
Finance-Investment Banker/Broker—3.1%
Knight Capital Group, Inc., Class A†	239,500	3,879,900
Piper Jaffray Cos., Inc.†	109,000	6,955,290
		10,835,190
Food-Confectionery—1.8%
J. M. Smucker Co.	110,600	6,173,692
Food-Misc.—0.9%
Seaboard Corp.	1,300	3,240,900
Food-Wholesale/Distribution—1.7%
Nash Finch Co.	155,700	6,067,629
Footwear & Related Apparel—3.6%
Steven Madden, Ltd.†	168,000	4,998,000
Wolverine World Wide, Inc.	262,900	7,513,682
		12,511,682
Health Care Cost Containment—1.6%
Healthspring, Inc.†	234,300	5,510,736

Security Description	Shares	Value (Note 2)
Human Resources—2.3%
MPS Group, Inc.†	597,700	$8,182,513
Insurance-Life/Health—1.3%
Delphi Financial Group, Inc., Class A	109,400	4,671,380
Insurance-Property/Casualty—2.7%
Argonaut Group, Inc.†	154,600	5,196,106
Selective Insurance Group, Inc.	164,300	4,284,944
		9,481,050
Insurance-Reinsurance—3.4%
Endurance Specialty Holdings, Ltd.	159,200	5,957,264
Platinum Underwriters Holdings, Ltd.	175,200	5,995,344
		11,952,608
Internet Application Software—1.0%
Cryptologic, Inc.	120,000	3,609,600
Machinery-General Industrial—1.3%
Gardner Denver, Inc.†	121,800	4,604,040
Medical Products—1.6%
The Cooper Cos., Inc.	112,300	5,738,530
Medical-Generic Drugs—2.6%
Perrigo Co.	470,500	8,939,500
Medical-Hospitals—1.6%
LifePoint Hospitals, Inc.†	150,400	5,491,104
Metal-Iron—2.2%
Cleveland-Cliffs, Inc.	113,500	7,864,415
Networking Products—3.5%
Anixter International, Inc.†	173,800	12,444,080
Oil Companies-Exploration & Production—6.8%
Edge Petroleum Corp.†	432,947	5,944,362
Parallel Petroleum Corp.†	294,400	6,803,584
PetroHawk Energy Corp.†	413,400	5,973,630
Petroquest Energy, Inc.†	442,900	5,057,918
		23,779,494
Printing-Commercial—2.1%
Valassis Communications, Inc.†	390,000	7,472,400
Real Estate Investment Trusts—7.5%
Annaly Mortgage Management, Inc.	480,000	7,636,800
Home Properties, Inc.	110,100	6,132,570
Inland Real Estate Corp.	381,900	6,946,761
Pennsylvania Real Estate Investment Trust	123,000	5,714,580
		26,430,711
Retail-Apparel/Shoe—3.3%
Charming Shoppes, Inc.†	499,400	6,242,500
Men's Wearhouse, Inc.	122,800	5,313,556
		11,556,056
Retail-Pawn Shops—2.6%
Cash America International, Inc.	207,900	8,972,964
Semiconductor Equipment—0.7%
Axcelis Technologies, Inc.†	312,000	2,386,800
Telecommunication Equipment—2.5%
Arris Group, Inc.†	590,300	8,748,246

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
Telephone-Integrated—1.5%
Alaska Communications Systems Group, Inc.	340,500	$5,413,950
Tobacco—1.6%
Vector Group, Ltd.	305,300	5,571,725
Transport-Equipment & Leasng—1.6%
GATX Corp.	114,000	5,587,140
Transport-Marine—4.1%
Genco Shipping & Trading, Ltd.	200,000	7,152,000
StealthGas, Inc.	299,998	4,769,968
Tsakos Energy Navigation, Ltd.	41,800	2,388,870
		14,310,838
Total Long-Term Investment Securities (cost $312,124,861)		343,469,855
REPURCHASE AGREEMENTS—1.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	$2,959,000	2,959,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $1,937,161 and collateralized by $1,635,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.63%, due 11/15/30 and having an approximate value of $1,980,377	1,937,000	1,937,000

Security Description	Shares/ Principal Amount	Value (Note 2)
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $253,021 and collateralized by $255,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.00%, due 04/18/36 and having an approximate value of $261,375	$253,000	$253,000
Total Repurchase Agreements (cost $5,149,000)		5,149,000
TOTAL INVESTMENTS (cost $317,273,861)(3)	99.4%	348,618,855
Other assets less liabilities	0.6	2,273,627
NET ASSETS	100.0%	$350,892,482

† Non-income producing security

(1) A portion of this security is subject to options written.

(2) See Note 2 for details of Joint Repurchase Agreements.

(3) See Note 6 for cost of investment on a tax basis.

Written Call Options

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at April 30, 2007	Unrealized Appreciation (Depreciation)
Nutri Systems, Inc	May 2007	50	125	$50,425	$91,250	$(40,825)
Nutri Systems, Inc	June 2007	60	125	62,124	56,250	5,874
Nutri Systems, Inc	June 2007	65	125	34,124	27,500	6,624
			375	$146,673	$175,000	$(28,327)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of April 30, 2007	Unrealized Appreciation/ (Depreciation)
9 Long	Russell E-Mini 2000 Index	June 2007	$737,010	$711,560	$25,450

See Notes to Financial Statements

Focused Growth and Income Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Repurchase Agreements	9.1%
Finance-Investment Banker/Broker	7.5
Telephone-Integrated	7.3
Cable TV	6.4
Oil Companies-Integrated	6.4
Casino Hotels	5.5
Wireless Equipment	5.5
Aerospace/Defense	4.5
Medical-HMO	4.4
Aerospace/Defense-Equipment	4.0
Metal-Diversified	3.8
Medical Information Systems	3.6
Medical Products	3.4
Medical-Biomedical/Gene	3.1
Oil-Field Services	3.1
Transport-Rail	3.0
Cellular Telecom	2.9
Computers	2.8
Retail-Discount	2.8
Metal-Copper	2.7
Networking Products	2.4
Agricultural Operations	2.3
Banks-Super Regional	1.9
Medical-Drugs	1.5
99.9%

* Calculated as a percentage of Net Assets

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—90.8%
Aerospace/Defense—4.5%
General Dynamics Corp.	134,357	$10,547,024
Lockheed Martin Corp.	89,325	8,587,706
		19,134,730
Aerospace/Defense-Equipment—4.0%
United Technologies Corp.	254,400	17,077,872
Agricultural Operations—2.3%
Archer-Daniels-Midland Co.	254,283	9,840,752
Banks-Super Regional—1.9%
Wachovia Corp.	147,200	8,175,488
Cable TV—6.4%
Comcast Corp., Class A†	1,024,664	27,317,542
Casino Hotel—5.5%
Las Vegas Sands Corp.†	271,828	23,157,027
Cellular Telecom—2.9%
NII Holdings, Inc.†	158,600	12,172,550
Computers—2.8%
Dell, Inc.†	463,600	11,687,356
Finance-Investment Banker/Broker—7.5%
Citigroup, Inc.	320,700	17,195,934
Merrill Lynch & Co., Inc.	164,700	14,860,881
		32,056,815
Medical Information Systems—3.6%
Eclipsys Corp.†	810,800	15,194,392
Medical Products—3.4%
Johnson & Johnson	223,910	14,379,500
Medical-Biomedical/Gene—3.1%
Genentech, Inc.†	163,797	13,102,122
Medical-Drugs—1.5%
Pfizer, Inc.	237,800	6,292,188
Medical-HMO—4.4%
UnitedHealth Group, Inc.	350,494	18,597,212
Metal-Copper—2.7%
Southern Copper Corp.	143,100	11,490,930
Metal-Diversified—3.8%
Freeport-McMoRan Copper & Gold, Inc., Class B	237,500	15,950,500
Networking Products—2.4%
Cisco Systems, Inc.†	377,697	10,099,618
Oil Companies-Integrated—6.4%
Exxon Mobil Corp.	344,700	27,362,286
Oil-Field Services—3.1%
Schlumberger, Ltd.	175,951	12,990,462
Retail-Discount—2.8%
Wal-Mart Stores, Inc.	252,000	12,075,840
Telephone-Integrated—7.3%
AT&T, Inc.	280,500	10,860,960
Level 3 Communications, Inc.†	3,663,200	20,367,392
		31,228,352
Transport-Rail—3.0%
Burlington Northern Santa Fe Corp.	146,333	12,809,991

Security Description	Shares/ Principal Amount	Value (Note 2)
Wireless Equipment—5.5%
American Tower Corp., Class A†	180,800	$6,870,400
Crown Castle International Corp.†	486,300	16,699,542
		23,569,942
Total Long-Term Investment Securities (cost $331,712,426)		385,763,467
REPURCHASE AGREEMENTS—9.1%
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	$8,038,000	8,038,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $30,754,563 and collateralized by $31,215,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.08%, due 12/06/21 and having an approximate aggregate value of $31,371,075	30,752,000	30,752,000
Total Repurchase Agreements (cost $38,790,000)		38,790,000
TOTAL INVESTMENTS (cost $370,502,426)(2)	99.9%	424,553,467
Other assets less liabilities	0.1	351,581
NET ASSETS	100.0%	$424,905,048

† Non-income producing security

(1) See Note 2 for details of Joint Repurchase Agreement

(2) See Note 6 for cost of investments on a tax basis

See Notes to Financials Statements

Focused International Equity Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Banks-Commercial	17.2%
Medical-Drugs	10.1
Food-Retail	5.2
Cellular Telecom	5.1
Beverages-Wine/Spirits	4.6
Finance-Investment Banker/Broker	4.6
Auto-Cars/Light Trucks	4.5
Television	4.4
Chemicals-Specialty	4.2
Rubber-Tires	3.6
Insurance Brokers	3.4
Diversified Manufactured Operations	3.2
Retail-Consumer Electronics	3.2
Human Resources	3.0
Entertainment Software	2.8
Machine Tools & Related Products	2.8
Machinery-Construction & Mining	2.7
Real Estate Operations & Development	2.7
Electronic Components-Misc.	2.6
Chemicals-Diversified	2.3
Multimedia	2.3
Diversified Operations	1.9
Repurchase Agreements	1.8
98.2%
* Calculated as a percentage of Net Assets

Country Allocation*
United Kingdom	18.6%
Japan	16.6
Germany	15.0
Switzerland	12.8
Austria	4.9
South Korea	3.7
Bermuda	3.4
Italy	3.1
Cyprus	3.0
Singapore	2.7
Sweden	2.7
France	2.3
Netherlands	2.3
Australia	2.0
Hong Kong	1.9
United States	1.8
Mexico	1.4
98.2%

Focused International Equity Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)(1)
COMMON STOCK—96.4%
Australia—2.0%
Macquarie Bank, Ltd.	100,443	$7,166,901
Austria—4.9%
Erste Bank der Oesterreichischen Sparkassen AG	216,253	17,343,792
Bermuda—3.4%
Willis Group Holdings, Ltd.	295,000	12,100,900
Cyprus—3.0%
Marfin Popular Bank Public Co.	947,431	10,819,089
France—2.3%
Vivendi Universal SA	195,600	8,062,152
Germany—15.0%
Bayerische Motoren Werke AG	260,000	16,055,285
Continental AG	93,189	12,997,916
Deutsche Bank AG	85,397	13,157,398
Siemens AG	93,812	11,328,996
		53,539,595
Hong Kong—1.9%
China Merchants Holdings International Co., Ltd.	1,522,000	6,644,414
Italy—3.1%
UniCredito Italiano SpA	1,096,399	11,238,344
Japan—16.6%
Hoya Corp.	301,400	9,251,621
Mitsubishi UFJ Financial Group, Inc.	868	9,074,626
Nikko Cordial Corp.	636,000	9,259,586
Square Enix Co., Ltd.	394,500	10,048,563
THK Co., Ltd.	406,300	9,927,787
Yamada Denki Co., Ltd.	125,900	11,600,698
		59,162,881
Mexico—1.4%
America Movil SA de CV, Series L ADR	93,194	4,895,481
Netherlands—2.3%
Akzo Nobel NV	101,709	8,127,339
Singapore—2.7%
CapitaLand, Ltd.	1,741,000	9,603,913
South Korea—3.7%
SK Telecom Co., Ltd.	63,750	13,411,507
Sweden—2.7%
Atlas Copco AB, Class A	255,223	9,688,026
Switzerland—12.8%
Adecco SA	156,100	10,706,611
Lonza Group AG	152,544	14,843,325
Novartis AG	177,588	10,338,162
Roche Holding AG	52,683	9,938,126
		45,826,224
United Kingdom—18.6%
British Sky Broadcasting Group PLC	1,383,000	15,838,315
Diageo PLC	776,800	16,382,694
GlaxoSmithKline PLC	546,100	15,800,661
Tesco PLC	2,024,114	18,600,417
		66,622,087
Total Long-Term Investment Securities (cost $279,357,105)		344,252,645

Security Description	Principal Amount	Value (Note 2)(1)
SHORT-TERM INVESTMENT SECURITIES—0.0%
Euro Time Deposit with State Street Bank & Trust Co. 1.80% due 05/01/07 (cost $129,000)	$129,000	$129,000
REPURCHASE AGREEMENTS—1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $3,866,322 and collateralized by 3,860,000 of Federal Farm Credit Bank Notes, bearing interest at 5.41%, due 04/17/36 and having an approximate value of $3,946,850	3,866,000	3,866,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $2,500,208 and collateralized by 2,540,000 Federal National Mtg. Assoc. Notes, bearing interest at 6.08%, due 12/06/21 and having an approximate value of $2,552,700	2,500,000	2,500,000
Total Repurchase Agreements (cost $6,366,000)		6,366,000
TOTAL INVESTMENTS (cost $285,852,105)(2)	98.2%	350,747,645
Other assets less liabilities	1.8	6,444,278
NET ASSETS	100.0%	$357,191,923

† Non-income producing security

(1) A substantial number of the Fund's holdings were valued using fair value procedures at April 30, 2007. At April 30, 2007, the aggregate value of these securities was $327,256,264 representing 91.6% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2) See Note 6 for cost of investment on a tax basis.

ADR—American Depository Receipt

Focused International Equity Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation
GBP	3,970,000	USD	7,945,360	10/19/07	$19,564
Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Depreciation
USD	1,329,256	SGD	2,017,903	05/03/07	$(1,257)
GBP	1,510,000	USD	2,946,403	07/05/07	(72,367)
GBP	1,550,000	USD	3,035,644	07/18/07	(62,681)
GBP	1,500,000	USD	2,977,050	07/25/07	(21,114)
GBP	2,310,000	USD	4,523,303	09/24/07	(90,041)
GBP	4,800,000	USD	9,459,456	10/05/07	(125,243)
					$(372,703)
	Net Unrealized Appreciation (Depreciation)				$(353,139)

GBP—Pound Sterling

SGD—Singapore Dollar

USD—United States Dollar

See Notes to Financials Statements

Focused Technology Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Computers	17.8%
Electronic Components-Semiconductors	11.3
E-Commerce/Services	7.4
Web Portals/ISP	6.7
Enterprise Software/Service	6.5
Web Hosting/Design	5.3
Finance-Investment Banker/Broker	4.7
Wireless Equipment	4.0
Computers-Memory Devices	3.6
Networking Products	3.6
Toys	3.5
Semiconductors Components-Intergrated Circuits	3.3
Computer Aided Design	3.2
Finance-Other Services	3.1
Energy-Alternate Sources	2.9
Applications Software	2.8
Batteries/Battery Systems	2.7
Telephone-Integrated	2.6
Entertainment Software	2.4
Cable TV	1.8
Repurchase Agreements	1.3
100.5%

* Calculated as a percentage of Net Assets

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—99.2%
Applications Software—2.8%
Salesforce.com, Inc.†	50,185	$2,107,770
Batteries/Battery Systems—2.7%
Energy Conversion Devices, Inc.†	57,610	2,039,970
Cable TV—1.8%
Comcast Corp., Class A†	50,745	1,339,668
Computer Aided Design—3.2%
Autodesk, Inc.†	58,400	2,410,168
Computers—17.8%
Apple Computer, Inc.†	92,485	9,230,003
Hewlett-Packard Co.	63,900	2,692,746
Research In Motion, Ltd.†	9,700	1,276,326
		13,199,075
Computers-Memory Devices—3.6%
Network Appliance, Inc.†	71,000	2,641,910
E-Commerce/Services—7.4%
eBay, Inc.†	79,820	2,709,091
Move, Inc.†	600,070	2,784,325
		5,493,416
Electronic Components- Semiconductors—11.3%
Chartered Semiconductor Manufacturing, Ltd. ADR†	182,000	1,703,520
Intersil Corp., Class A	71,700	2,135,943
NVIDIA Corp†.	55,005	1,809,114
Texas Instruments, Inc.	79,500	2,732,415
		8,380,992
Energy-Alternate Sources—2.9%
Suntech Power Holdings Co., Ltd. ADR†	58,985	2,139,976
Enterprise Software/Service—6.5%
Lawson Software, Inc.†	245,500	2,184,950
Oracle Corp.†	139,100	2,615,080
		4,800,030
Entertainment Software—2.4%
Electronic Arts, Inc.†	35,005	1,764,602
Finance-Investment Banker/Broker—4.7%
E*TRADE Financial Corp.†	159,290	3,517,123
Finance-Other Services—3.1%
Chicago Merchantile Exchange Holdings, Inc., Class A	4,512	2,331,576
Networking Products—3.6%
Cisco Systems, Inc.†	99,200	2,652,608
Semiconductors Components- Intergrated Circuits—3.3%
Integrated Device Technology, Inc.†	166,400	2,492,672
Telephone-Integrated—2.6%
Level 3 Communications, Inc†.	352,000	1,957,120
Toys—3.5%
Nintendo Co., Ltd.(1)	8,410	2,616,443

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Hosting/Design—5.3%
Equinix, Inc.†	46,835	$3,909,317
Web Portals/ISP—6.7%
Google, Inc., Class A†	10,517	4,957,504
Wireless Equipment—4.0%
American Tower Corp., Class A†	79,210	3,009,980
Total Long-Term Investment Securities (cost $60,240,089)		73,761,920
REPURCHASE AGREEMENTS—1.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	$105,000	105,000
Agreement with State Street Bank & Trust Co., bearing interest at 3.00%, dated 04/30/07, to be repurchased 05/01/07 in the amount of $860,072 and collateralized by $875,000 of Federal National Mtg. Assoc. Bonds, bearing interest at 6.08%, due 12/06/21 and having an approximate value of $879,375	860,000	860,000
Total Repurchase Agreements (cost $965,000)		965,000
TOTAL INVESTMENTS (cost $61,205,089)(3)	100.5%	74,726,920
Liabilities in excess of other assets	(0.5)	(398,675)
NET ASSETS	100.0%	$74,328,245

† Non-income producing security

(1) Security was valued using fair value procedures at April 30, 2007. See Note 2 regarding fair value procedures for foreign equity securities.

(2) See Note 2 for details of Joint Repurchase Agreement

(3) See Note 6 for cost of investments on a tax basis.

ADR—American Depository Receipt

See Notes to Financials Statements

Focused Dividend Strategy Portfolio

PORTFOLIO PROFILE — April 30, 2007 — (unaudited)

Industry Allocation*
Chemicals-Diversified	10.3%
Medical-Drugs	10.1
Tobacco	8.4
Telephone-Integrated	6.7
Diversified Manufactured Operations	6.5
Finance-Investment Banker/Broker	6.5
Metal-Copper	4.8
Toys	4.5
Commercial Services	4.0
Food-Misc.	3.7
Telecom Services	3.7
Apparel Manufacturers	3.6
Electronic Components-Misc.	3.6
Oil Companies-Integrated	3.4
Metal-Diversified	3.2
Commercial Services-Finance	3.1
Retail-Apparel/Shoe	3.1
Auto-Cars/Light Trucks	3.0
Paper & Related Products	2.9
Publishing-Newspapers	2.9
Building & Construction Products-Misc.	2.8
100.8%
* Calculated as a percentage of Net Assets

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2007 — (unaudited)

Security Description	Shares	Value (Note 2)
COMMON STOCK—100.8%
Apparel Manufacturer—3.6%
VF Corp.	79,700	$6,998,457
Auto-Cars/Light Trucks—3.0%
General Motors Corp.	182,800	5,708,844
Building & Construction Products-Misc.—2.8%
Masco Corp.	200,600	5,458,326
Chemicals-Diversified—10.3%
Dow Chemical Co.	146,900	6,553,209
du Pont (E.I.) de Nemours & Co.	138,400	6,805,128
PPG Industries, Inc.	87,500	6,438,250
		19,796,587
Commercial Services—4.0%
ServiceMaster Co.	495,800	7,630,362
Commercial Services-Finance—3.1%
H&R Block, Inc.	261,700	5,917,037
Diversified Manufactured Operations—6.5%
3M Co.	78,000	6,456,060
General Electric Co.	164,200	6,052,412
		12,508,472
Electronic Components-Misc.—3.6%
Gentex Corp.	387,700	6,901,060
Finance-Investment Banker/Broker—6.5%
Citigroup, Inc.	113,000	6,059,060
J.P. Morgan Chase & Co.	122,500	6,382,250
		12,441,310
Food-Misc.—3.7%
Kraft Foods, Inc., Class A	211,342	7,073,617
Medical-Drugs—10.1%
Bristol-Myers Squibb Co.	245,000	7,070,700
Merck & Co., Inc.	136,500	7,021,560
Pfizer, Inc.	201,100	5,321,106
		19,413,366
Metal-Copper—4.8%
Southern Copper Corp.	114,800	9,218,440
Metal-Diversified—3.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	91,100	6,118,276
Oil Companies-Integrated—3.4%
Chevron Corp.	83,300	6,479,907
Paper & Related Products—2.9%
Louisiana–Pacific Corp.	286,700	5,650,857
Publishing-Newspapers—2.9%
Dow Jones & Co., Inc.	154,200	5,602,086
Retail-Apparel/Shoe—3.1%
Limited Brands, Inc.	212,800	5,866,896
Telecom Services—3.7%
Embarq Corp.	119,600	7,180,784
Telephone-Integrated—6.7%
AT&T, Inc.	176,900	6,849,568
Verizon Communications, Inc.	157,400	6,009,532
		12,859,100

Security Description	Shares	Value (Note 2)
Tobacco—8.4%
Altria Group, Inc.	67,400	$4,645,208
Reynolds American, Inc.	86,100	5,532,786
UST, Inc.	104,200	5,906,056
		16,084,050
Toys—4.5%
Hasbro, Inc.	273,800	8,654,818
Total Long-Term Investment Securities (cost $164,807,743)		193,562,652
TOTAL INVESTMENTS (cost $164,807,743)(1)	100.8%	193,562,652
Liabilities in excess of other assets	(0.8)	(1,503,029)
NET ASSETS	100.0%	$192,059,623

(1) See Note 6 for cost of investments on a tax basis

See Notes to Financials Statements

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited)

Note 1.  Organization

SunAmerica Focused Series, Inc. (the "Fund"), is an open-end management investment company organized as a Maryland corporation on July 3, 1996. The Fund is managed by AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The Fund currently consists of seventeen separate investment series (each a "Portfolio" and collectively, the "Portfolios") each with a distinct investment objective or strategy. The assets of each Portfolio are generally allocated among at least three investment advisers (each, an "Adviser"), each of which will be independently responsible for advising its respective portion of the Portfolio's assets.

On November 21, 2006, the names of the Focused Multi-Cap Growth Portfolio and the Focused Multi-Cap Value Portfolio were changed to the Focused Growth Portfolio and Focused Value Portfolio, respectively. The investment objective and principal investment techniques for each of the Portfolios is as follows:

Focused Equity Strategy Portfolio seeks growth of capital through allocation of assets among a combination of funds within the Fund and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus any borrowing for investment purposes, will be invested in equity securities.

Focused Multi-Asset Strategy Portfolio seeks growth of capital through allocation of assets among a combination of funds within the Fund and SunAmerica Income Funds, investing in equity and fixed income securities.

Focused Balanced Strategy Portfolio seeks growth of capital and conservation of principal through allocation of assets among a combination of funds within the Fund and SunAmerica Income Funds, investing in equity and fixed income securities.

Focused Fixed Income and Equity Strategy Portfolio seeks current income with growth of capital as a secondary objective through allocation of assets among a combination of funds within the Fund and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus any borrowing for investment purposes, will be invested in fixed income and equity securities.

Focused Fixed Income Strategy Portfolio seeks current income through allocation of assets among a combination of funds within the Fund and SunAmerica Income Funds, investing in equity and fixed income securities. At least 80% of the Underlying Funds' combined net assets, plus any borrowing for investment purposes, will be invested in fixed income securities.

Focused Large-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

Focused Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria, without regard to market capitalization.

Focused Mid-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in mid-cap companies.

Focused Small-Cap Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Growth Index.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Focused Large-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in large-cap companies.

Focused Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria, without regard to market capitalization.

Focused Mid-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in mid-cap companies.

Focused Small-Cap Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of value criteria. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in small-cap companies with characteristics similar to those contained in the Russell 2000 Value Index.

Focused Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that the Advisers believe have elements of growth and value, issued by large-cap companies, including those that offer the potential for a reasonable level of current income. Each Adviser may emphasize either a growth orientation or a value orientation at any particular time.

Focused International Equity Portfolio seeks long-term growth of capital through active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in countries throughout the world and selected without regard to market capitalization at the time of purchase. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in equity securities.

Focused Technology Portfolio seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that the Advisers believe will benefit significantly from technological advances or improvements, without regard to market capitalization. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in such securities.

Focused Dividend Strategy Portfolio seeks total return (including capital appreciation and current income) by employing a "buy and hold" strategy with up to thirty high dividend yielding equity securities selected monthly from the Dow Jones Industrial Average and the broader market. At least 80% of the Portfolio's net assets plus any borrowing for investment purposes will be invested in dividend yielding equity securities.

The Asset Allocation Strategy Portfolios: Focused Equity Strategy, Focused Multi-Asset Strategy, Focused Balanced Strategy, Focused Fixed Income and Equity Strategy, and Focused Fixed Income Strategy ("Strategy Portfolios") invest in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available at our website, www.sunamericafunds.com.

All of the Portfolios are non-diversified as defined by the Investment Company Act of 1940, as amended, (the "1940 Act").

Classes of Shares: Each Portfolio offers multiple classes of shares. The classes within each Portfolio are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

Class A shares—  Offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the Focused International Equity Portfolio, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety (90) days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the Focused International Equity Portfolio that were purchased within ninety (90) days prior to the date of such exchange.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Class B shares—  Offered at net asset value per share without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class C shares—  Offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Portfolios issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

Class I shares—  Offered at net asset value per share exclusively for sale to certain institutions.

Class Z shares—  Offered at net asset value per share exclusively for sale to AIG SunAmerica affiliated companies' retirement plans.

As of September 15, 2006, Class I shares of the Focused Fixed Income and Equity Strategy Portfolio are no longer being offered for sale.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. There are no distribution payments applicable to Class I and no distribution or account maintenance and service fee payments applicable to Class Z. For the Strategy Portfolios, only Class B shares and Class C shares make distribution fee payments.

Indemnification: Under the Portfolio's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business the Portfolio enters into contracts that contain the obligation to indemnify others. The Portfolios' maximum exposure under these arrangements is unknown. Currently, however, the Portfolio expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, a Portfolio will adjust

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund. Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances onto a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Portfolios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of April 30, 2007, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Focused Growth	2.68%	$2,195,000
Focused Large-Cap Value	6.74	5,529,000
Focused Small-Cap Value	3.61	2,959,000
Focused Growth and Income	9.80	8,038,000
Focused Technology	0.13	105,000

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated April 30, 2007, bearing interest at a rate of 4.60% per annum, with a principal amount of $82,011,000, a repurchase price of $82,021,479 and a maturity date of May 1, 2007. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	4.75%	12/31/08	$82,415,000	$83,651,225

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. The Strategy Portfolios invest in a combination of AIG SunAmerica Mutual Funds including Funds investing in fixed income securities. Distributions from income from underlying funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded to realized gains on ex-dividend date. For financial statement purposes, the Fund amortizes all premiums and accretes all discounts on fixed income securities. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits in the Statement of Operations. For the Strategy Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Strategy Portfolios and do not include indirect expenses borne by each Strategy Portfolio in connection with its investment in the underlying Funds.

Dividends from net investment income, if any, are normally paid quarterly for the Focused Balanced Strategy Portfolio, Focused Fixed Income and Equity Strategy Portfolio, Focused Growth and Income Portfolio and Focused Dividend Strategy Portfolio. Dividends from net investment income, if any, for the Focused Fixed Income Strategy Portfolio will normally be declared daily and paid quarterly. All other Portfolios pay annually. Capital gain distributions, if any, are paid annually. Each of the Portfolios reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Portfolios intend to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements, if any, has not yet been determined.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of the valuation. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Portfolio as an unrealized gain or loss. On settlement date, the Portfolio records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolio's activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

For the six months ended April 30, 2007, transactions in written options were as follows:

	Focused Small-Cap Value Portfolio
	Contracts	Amount
Options outstanding at October 31, 2006	—	$—
Options written during the period	2,062	558,076
Options terminated in closing purchase transactions	(1,687)	(411,403)
Options exercised	—	—
Options expired	—	—
Options outstanding as of April 30, 2007	375	$146,673

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Note 3.  Investment Advisory and Management Agreement, Distribution Agreement and Service Agreements

The Fund, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SunAmerica. Under the Agreement, AIG SunAmerica provides continuous supervision of the respective Portfolios and administers their corporate affairs, subject to general review by the Board. In connection therewith, AIG SunAmerica furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays for the salaries and expenses of all personnel, including officers of the Fund who are employees of AIG SunAmerica and its affiliates. The annual rate of the investment advisory and management fee payable by each Portfolio to AIG SunAmerica as full compensation for services and facilities furnished to the Fund is as follows:

Portfolio
Focused Equity Strategy	0.10%
Focused Multi Asset Strategy	0.10%
Focused Balanced Strategy	0.10%
Focused Fixed Income & Equity	0.10%
Focused Fixed Income Strategy	0.10%
Focused Large-Cap Growth	0.85%
Focused Growth	1.00%
Focused Mid-Cap Growth	1.00%
Focused Small-Cap Growth	1.00%
Focused Large-Cap Value	1.00%
Focused Value	1.00%
Focused Mid-Cap Value	1.00%
Focused Small-Cap Value	1.00%
Focused Growth and Income	1.00%
Focused International Equity	1.25%
Focused Technology	1.25%
Focused Dividend Strategy	0.35%

The Agreement authorizes AIG SunAmerica to retain one or more Subadvisers to manage the investment and reinvestment of the assets of their respective Portfolios, or portions thereof, for which they are responsible. AIG SunAmerica does not retain any Subadviser with respect to the Strategy Portfolios or the Focused Dividend Strategy Portfolio. The organizations described below acted as Subadvisers (with the exception of AIG SunAmerica, which acted as Adviser) as of the end of the fiscal period to which this report relates with respect to the corresponding Portfolios pursuant to Subadvisory Agreements with AIG SunAmerica. Each of the Subadvisers is independent of AIG SunAmerica and discharges its responsibilities subject to the policies of the Board of the Fund and the oversight and supervision of AIG SunAmerica, which pays the Subadvisers' fees. Effective November 18, 2006, Thornburg Investment Management, Inc. replaced Credit Suisse Asset Management, LLC as one of the subadvisers for the Focused Growth Portfolio. Effective December 18, 2006, BlackRock Investment Management, LLC replaced Fred Alger Management, Inc. as one of the subadvisers of the Focused Large-Cap Growth Portfolio. Effective January 2, 2007, Dreman Value Management, LLC replaced Boston Partners Asset Management L.P. as one of the Subadvisers for the Focused Small-Cap Value Portfolio.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Focused Large-Cap Growth Portfolio
BlackRock Investment Management, LLC
Marsico Captial Management, LLC
Navellier & Associates, Inc.

Focused Growth Portfolio
Janus Capital Management LLC
AIG SunAmerica
Thornburg Investment Management, LLC

Focused Mid-Cap Growth Portfolio
Eagle Asset Management, LLC
TimesSquare Capital Management, LLC
Munder Capital Management

Focused Small-Cap Growth Portfolio
BAMCO, Inc.
Deutsche Investment Management Americas, Inc.
Oberweis Asset Management, Inc.

Focused Large-Cap Value Portfolio
Dreman Value Management, LLC
BlackRock Investment Management, LLC
AIG SunAmerica

Focused Value Portfolio
Northern Trust Investments, NA
Third Avenue Management, LLC
J.P. Morgan Investment Management, Inc.

Focused Mid-Cap Value Portfolio
Kinetics Asset Management, Inc.
Reich & Tang Asset Management, LLC
Keeley Asset Management Corp.

Focused Small-Cap Value Portfolio
Allegiant Asset Management Co.
AIG SunAmerica
Dreman Value Management, LLC

Focused Growth and Income Portfolio
Thornburg Investment Management, Inc.
Marsico Capital Management, LLC
AIG SunAmerica

Focused International Equity Portfolio
Henderson Global Investors, Inc.
Harris Associates L.P.
Marsico Capital Management, LLC

Focused Technology Portfolio
RCM Capital Management, Inc.
AIG SunAmerica
BAMCO, Inc.

Each Subadviser is paid monthly by AIG SunAmerica a fee equal to a percentage of the average daily net assets of the Portfolio allocated to the Subadviser. For the six months ended April 30, 2007, AIG SunAmerica paid the Subadvisers for each Portfolio the following aggregate annual rates, expressed as a percentage of the average daily net assets of each Portfolio:

Portfolio

Focused Large-Cap Growth	0.37%
Focused Growth	0.35%
Focused Mid-Cap Growth	0.50%
Focused Small-Cap Growth	0.57%
Focused Large-Cap Value	0.31%
Focused Value	0.42%
Focused Mid-Cap Value	0.31%
Focused Small-Cap Value	0.31%
Focused Growth and Income	0.31%
Focused International Equity	0.51%
Focused Technology	0.41%

AIG SunAmerica contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Portfolio's average net assets. The expense reimbursements and fee waivers will continue indefinitely, subject to termination by the Board, including a majority of the Directors who are not interested persons of the Fund or AIG SunAmerica as defined by the 1940 Act ("the Disinterested Directors").

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Portfolio	Class A	Class B	Class C	Class I
Focused Growth	1.72%	2.37%	2.37%	—
Focused Mid-Cap Growth	1.72%	2.37%	2.37%	1.62%
Focused Small-Cap Growth	1.72%	2.37%	2.37%	1.62%
Focused Large-Cap Value	1.72%	2.37%	2.37%	—
Focused Value	1.72%	2.37%	2.37%	—
Focused Mid-Cap Value	1.72%	2.37%	2.37%	1.62%
Focused Small-Cap Value	1.72%	2.37%	2.37%	—
Focused Growth and Income	1.72%	2.37%	2.37%	—
Focused International Equity	1.95%	2.60%	2.60%	—
Focused Technology	1.97%	2.62%	2.62%	—
Focused Dividend Strategy	0.95%	1.60%	1.60%	—

Further, AIG SunAmerica voluntarily agreed to waive fees or reimburse expenses, if necessary, for the Strategy Portfolios, at or below the percentages of each Portfolio's average net assets set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of AIG SunAmerica.

Portfolio	Class A	Class B	Class C	Class I
Focused Equity Strategy	0.25%	0.90%	0.90%	0.15%
Focused Multi Asset Strategy	0.25%	0.90%	0.90%	—
Focused Balanced Strategy	0.25%	0.90%	0.90%	0.15%
Focused Fixed Income and Equity Strategy	0.25%	0.90%	0.90%	—
Focused Fixed Income Strategy	0.25%	0.90%	0.90%	—

For the period ended April 30, 2007, pursuant to the contractual and voluntary expense limitations in the above tables, AIG SunAmerica waived and/or reimbursed expenses as follows:

Portfolio	Amount
Focused Equity Strategy Class I	$3,633
Focused Balanced Strategy Class I	2,689
Focused Fixed Income and Equity Strategy Class A	8,382
Focused Fixed Income and Equity Strategy Class B	6,268
Focused Fixed Income and Equity Strategy Class C	8,138
Focused Fixed Income Strategy Class A	14,774
Focused Fixed Income Strategy Class B	12,127
Focused Fixed Income Strategy Class C	17,235
Focused Growth Class B	4,914
Focused Growth Class C	2,354
Focused Mid-Cap Growth Class A	27,178
Focused Mid-Cap Growth Class B	2,061
Focused Mid-Cap Growth Class C	3,122
Focused Mid-Cap Growth Class I	1,550

Portfolio	Amount
Focused Small-Cap Growth Class B	$5,282
Focused Small-Cap Growth Class C	575
Focused Small-Cap Growth Class I	1,199
Focused Large-Cap Value Class B	166
Focused Mid-Cap Value Class A	32,505
Focused Mid-Cap Value Class B	2,105
Focused Mid-Cap Value Class C	3,661
Focused Mid-Cap Value Class I	1,746
Focused Small-Cap Value Class B	1,282
Focused International Equity Class A	58,363
Focused International Equity Class B	10,383
Focused International Equity Class C	15,131
Focused Technology Class A	28,288
Focused Technology Class B	19,919
Focused Technology Class C	18,019
Focused Dividend Strategy Class A	30,130
Focused Dividend Strategy Class B	20,213
Focused Dividend Strategy Class C	37,705

Any voluntary or contractual waivers and/or reimbursement made by AIG SunAmerica are subject to recoupment from the Portfolios within the following two years of making such waivers and/or reimbursements, provided that the Portfolios are able to effect such payment to AIG SunAmerica and remain in compliance with the foregoing expense limitations.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

For the period ended April 30, 2007, the amounts recouped by AIG SunAmerica were as follows:

Portfolio	Amount
Focused Equity Strategy Class I	$88
Focused Balanced Strategy Class I	67
Focused Growth Class A	21,302
Focused Growth Class B	3,722
Focused Growth Class C	889
Focused Small-Cap Growth Class C	3,818

Portfolio	Amount
Focused Small-Cap Growth Class I	$477
Focused Large-Cap Value Class B	190
Focused Small-Cap Value Class B	720
Focused Growth and Income Class B	11,002
Focused Growth and Income Class C	1,043
Focused International Equity Class A	307

As of April 30, 2007, the amount of expenses previously waived and/or reimbursed by AIG SunAmerica during the prior two years that remain subject to recoupment are as follows:

Portfolio	Other Expenses Reimbursed
Focused Fixed Income and Equity Strategy	$20,069
Focused Fixed Income Strategy	74,351

Portfolio	Other Expenses Reimbursed
Focused Mid-Cap Growth	$7,396
Focused Mid-Cap Value	8,154

Portfolio	Class Specific Expenses Reimbursed
Focused Equity Strategy Class I	$26,540
Focused Balanced Strategy Class I	26,492
Focused Fixed Income and Equity Strategy Class A	8,727
Focused Fixed Income and Equity Strategy Class B	12,160
Focused Fixed Income and Equity Strategy Class C	11,865
Focused Fixed Income and Equity Strategy Class I	16,632
Focused Fixed Income Strategy Class A	14,378
Focused Fixed Income Strategy Class B	25,861
Focused Fixed Income Strategy Class C	18,908
Focused Growth Class B	36,647
Focused Growth Class C	11,864
Focused Mid-Cap Growth Class A	58,765
Focused Mid-Cap Growth Class B	32,444
Focused Mid-Cap Growth Class C	33,250
Focused Mid-Cap Growth Class I	34,355

Portfolio	Class Specific Expenses Reimbursed
Focused Small-Cap Growth Class B	$25,786
Focused Small-Cap Growth Class I	9,409
Focused Mid-Cap Value Class A	77,046
Focused Mid-Cap Value Class B	32,711
Focused Mid-Cap Value Class C	34,508
Focused Mid-Cap Value Class I	34,425
Focused Small-Cap Value Class B	561
Focused Growth and Income Class B	6,192
Focused International Equity Class A	142,254
Focused International Equity Class B	33,586
Focused International Equity Class C	37,375
Focused Technology Class A	117,059
Focused Technology Class B	89,886
Focused Technology Class C	80,618
Focused Dividend Strategy Class A	149,010
Focused Dividend Strategy Class B	112,907
Focused Dividend Strategy Class C	188,052

The Fund, on behalf of each Portfolio, has entered into a Distribution Agreement with AIG SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of AIG SunAmerica. Each Portfolio has adopted a Distribution Plan on behalf of Class A, B and C shares of the Focused Portfolios and Class B and C shares of the Strategy Portfolios (each a "Plan" and collectively, the "Plans"), in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plans," and "Class C Plans." In adopting the Plans, the Board determined that there was a reasonable likelihood that each such Plan would benefit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

Under the Focused Portfolios Class A Plan, Class B Plan, and Class C Plan, the Distributor receives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. For the Strategy Portfolios, the Distributor receives payments at an annual rate of up to 0.65% of average daily net assets for both Class B and Class C. The distribution costs for which the Distributor may be

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

compensated for include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. Except for the Strategy Portfolios, the Plans provide that each class of shares of each Portfolio will also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the period ended April 30, 2007 SACS received fees, as reflected in the Statement of Operations, based upon the aforementioned rates.

The Fund, on behalf of each Portfolio (except the Strategy Portfolios), has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid a fee of 0.25% of average daily net assets of Class I shares as compensation for providing additional shareholder services to Class I shareholders.

SACS receives sales charges on each Portfolio's Class A shares, portions of which are reallowed to affiliated brokerdealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Portfolio's Class A, Class B and Class C shares. SACS has advised the Portfolios that for the period ended April 30, 2007, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

	Class A				Class B	Class C
Portfolio	Sales Charges	Affiliated Broker-dealers	Non-affiliated Broker-dealers	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges	Contingent Deferred Sales Charges
Focused Equity Strategy	$481,470	$141,474	$269,577	$1,480	$215,348	$27,600
Focused Multi-Asset Strategy	916,014	302,226	479,841	497	155,793	26,059
Focused Balanced Strategy	295,921	136,514	112,087	468	144,166	11,740
Focused Fixed Income and Equity Strategy	35,150	14,179	16,068	—	19,262	4,764
Focused Fixed Income Strategy	10,584	6,658	1,690	—	10,441	778
Focused Large-Cap Growth	164,036	61,584	79,892	1,351	370,669	9,141
Focused Growth	146,903	69,505	53,429	1,209	57,296	2,758
Focused Mid-Cap Growth	11,081	5,672	3,669	—	1,290	—
Focused Small-Cap Growth	50,654	18,731	23,153	181	41,742	—
Focused Large-Cap Value	51,695	19,542	24,991	7,747	32,600	2,286
Focused Value	222,132	72,625	116,101	867	101,047	—
Focused Mid-Cap Value	21,408	5,110	12,894	—	2,350	31
Focused Small-Cap Value	60,671	26,843	24,479	1,318	47,322	2,308
Focused Growth & Income	382,883	65,010	260,789	833	42,227	3,349
Focused International Equity	122,770	37,451	62,898	802	15,352	1,150
Focused Technology	39,173	13,589	19,988	12,086	16,167	1,170
Focused Dividend Strategy	141,545	10,445	111,779	—	57,222	2,201

The Fund, on behalf of each Portfolio, except for the Strategy Portfolios, and Class Z shares, has entered into a Service Agreement with AIG SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly-owned subsidiary of AIG SunAmerica. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfolios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which permits the Portfolios to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the period ended April 30, 2007, the

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Portfolios incurred the following expenses, which are included in transfer agent fees and expenses in the Statement of Operations, to compensate SAFS pursuant to the terms of the Service Agreement.

	Expense				Payable at April 30, 2007
Portfolio	Class A	Class B	Class C	Class I	Class A	Class B	Class C	Class I
Focused Large-Cap Growth	$760,314	$208,199	$295,444	$—	$124,541	$29,144	$44,701	$—
Focused Growth	302,299	69,182	61,738	—	50,148	10,555	9,949	—
Focused Mid-Cap Growth	82,902	885	3,720	33	13,942	158	647	5
Focused Small-Cap Growth	268,476	39,013	77,385	12,450	45,420	6,138	12,157	1,767
Focused Large-Cap Value	516,313	32,134	75,048	—	84,050	5,009	11,868	—
Focused Value	295,890	183,332	220,336	—	50,275	30,240	37,539	—
Focused Mid-Cap Value	81,756	1,334	5,288	35	12,657	242	1,285	5
Focused Small-Cap Value	245,841	50,158	99,458	—	40,503	7,881	15,758	—
Focused Growth and Income	230,848	71,504	126,853	—	41,810	11,872	22,778	—
Focused International Equity	309,326	21,923	48,769	—	51,652	3,826	8,467	—
Focused Technology	40,025	22,397	25,672	—	6,229	3,481	4,056	—
Focused Dividend Strategy	66,362	45,879	96,185	—	10,946	7,474	16,075	—

At April 30, 2007, the following affiliates owned outstanding shares of the following Classes of Portfolios:

Portfolio	Holder	Percentage
Focused Large-Cap Growth Class A	Focused Equity Strategy Portfolio	29%
	Focused Balanced Strategy Portfolio	15
	Focused Multi-Asset Strategy Portfolio	13
Focused Growth Class A	Focused Multi-Asset Strategy Portfolio	33
Focused Mid-Cap Growth Class A	Focused Equity Strategy Portfolio	63
	Focused Balanced Strategy Portfolio	30
Focused Mid-Cap Growth Class I	AIG SunAmerica	100
Focused Small-Cap Growth Class A	Focused Multi-Asset Strategy Portfolio	35
	Focused Equity Strategy Portfolio	8
Focused Large-Cap Value Class A	Focused Equity Strategy Portfolio	43
	Focused Balanced Strategy Portfolio	21
	Focused Multi-Asset Strategy Portfolio	19
Focused Value Class A	Focused Multi-Asset Strategy Portfolio	33
Focused Mid-Cap Value Class A	Focused Equity Strategy Portfolio	64
	Focused Balanced Strategy Portfolio	28
Focused Mid-Cap Value Class I	AIG SunAmerica	100
Focused Small-Cap Value Class A	Focused Equity Strategy Portfolio	9
	Focused Multi-Asset Strategy Portfolio	41
Focused Growth and Income Class A	Focused Multi-Asset Strategy Portfolio	38
Focused International Equity Class A	Focused Multi-Asset Strategy Portfolio	32
	Focused Equity Strategy Portfolio	33
	Focused Balanced Strategy Portfolio	16

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

The Strategy Portfolios do not invest in funds advised by AIG SunAmerica (each an "AIG SunAmerica Fund" and collectively, the "AIG SunAmerica Funds") for the purpose of exercising management or control; however, investments by the Strategy Portfolios within the set limits may represent a significant portion of an underlying AIG SunAmerica Fund's net assets. At April 30, 2007 each Strategy Portfolio held less than 64% of the outstanding shares of any underlying AIG SunAmerica Fund. In addition, the Strategy Portfolios, in the aggregate, held less than 94% of the outstanding shares of any underlying AIG SunAmerica Funds.

Note 4.  Purchase and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2007, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Purchases (excluding U.S. government securities)	$20,926,915	$33,529,890	$18,755,929	$3,141,147	$3,565,775
Sales (excluding U.S. government securities)	95,451,311	55,550,701	63,009,422	9,897,752	3,247,040
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio
Purchases (excluding U.S. government securities)	$997,891,616	$362,562,836	$55,665,307	$224,206,862	$478,011,427
Sales (excluding U.S. government securities)	1,193,371,370	409,547,343	58,541,527	279,525,782	540,118,818
Purchase of U.S. government securities	—	—	—	—	—
Sales of U.S. government securities	—	—	—	—	—

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio
Purchases (excluding U.S. government securities)	$167,934,027	$13,739,005	$343,819,414	$350,384,752
Sales (excluding U.S. government securities)	261,015,434	24,535,894	373,618,752	318,116,517
Purchase of U.S. government securities	—	—	—	—
Sales of U.S. government securities	—	—	—	—

	Focused International Equity Portfolio	Focused Technology Portfolio	Focused Dividend Strategy Portfolio
Purchases (excluding U.S. government securities)	$106,628,379	$25,914,818	$—
Sales (excluding U.S. government securities)	130,576,657	40,307,968	15,711,491
Purchase of U.S. government securities	—	—	—
Sales of U.S. government securities	—	—	—

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Note 5.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various AIG SunAmerica Mutual Funds. For the period ended April 30, 2007, transactions in these securities were as follows:

Portfolio	Security	Income	Capital Gain Distribution Received	Market Value at October 31, 2006
Focused Equity Strategy	Various AIG SunAmerica Funds*	$1,599,895	$44,296,478	$651,893,584
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	5,043,592	49,067,744	852,639,080
Focused Balanced Strategy	Various AIG SunAmerica Funds*	4,298,160	21,146,757	466,420,686
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	1,023,277	1,328,374	64,938,651
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	505,949	86,095	23,435,588

Portfolio	Security	Cost of Purchases	Cost of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at April 30, 2007
Focused Equity Strategy	Various AIG SunAmerica Funds*	$66,823,288	$95,451,310	$17,034,066	$(9,324,054)	$630,975,574
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	87,641,225	55,550,701	15,628,515	(5,776,760)	$894,581,359
Focused Balanced Strategy	Various AIG SunAmerica Funds*	44,200,846	63,009,423	8,226,852	(3,279,346)	$452,559,615
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	5,492,796	9,897,752	578,657	(38,245)	$61,074,107
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	4,157,820	3,247,039	171,684	60,576	$24,578,629

* See Portfolio of Investments for details.

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transaction must have common investment adviser or investment advisers which are affiliated persons of each other, common directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transaction. For the period ended April 30, 2007, the following Portfolios engaged in securities transactions with affiliated funds:

Fund	Cost of Purchases	Proceeds from sales	Realized Gain\Loss
Focused Large-Cap Growth	$8,053,150	$3,919,900	$62,352
Focused Large-Cap Value	1,954,400	12,422,640	2,842,259

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

The following Portfolios incurred brokerage commissions with affiliated brokers:

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Small-Cap Growth Portfolio	Focused Large-Cap Value Portfolio	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Growth and Income Portfolio
Banc/America Securities.LLC	$35,260	$—	$—	$—	$—	$—	$14,349
Credit Suisse Securities (USA)	—	5,423	—	—	—	—	—
Deutsche Bank Securities, Inc.	—	—	710	—	—	—	—
Fred Alger Company, Inc.	221,453	—	—	—	—	—	—
JP Morgan Securities, Inc.	—	—	—	—	18,100	—	—
Keeley Investment Corp	—	—	—	—	—	750	—
M.J. Whitman, Inc.	—	—	—	—	50,840	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	71,389	—	—	105,265	—	—	—

Note 6.  Federal Income Taxes

The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily from wash sales, retirement pension expense, derivative transactions, and Fund mergers.

	Distributable Earnings			Tax Distributions
	For the year ended October 31, 2006
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Focused Equity Strategy	$197,309	$37,096,519	$73,782,548	$8,040,640	$25,850,259
Focused Multi-Asset Strategy	1,565,678	45,134,052	119,972,487	10,263,565	6,831,774
Focused Balanced Strategy	1,358,550	16,759,204	37,767,297	10,410,468	19,157,731
Focused Fixed Income and Equity Strategy	165,625	1,572,797	2,787,848	2,183,570	2,313,549
Focused Fixed Income Strategy	38,592	—	407,760	972,753	261,959
Focused Large-Cap Growth	—	(401,912,509)	187,728,506	—	—
Focused Growth	—	(15,097,850)	64,690,131	—	—
Focused Mid-Cap Growth	2,401,925	519,781	6,229,472	61,229	—
Focused Small-Cap Growth	6,104,256	41,366,794	55,724,637	—	31,032,315
Focused Large-Cap Value	27,985,346	40,063,871	78,546,613	14,402,939	10,548,606
Focused Value	703,809	48,783,182	137,144,469	—	47,355,856
Focused Mid-Cap Value	2,223,113	953,652	7,757,244	392,506	—
Focused Small-Cap Value	15,650,735	11,674,078	23,638,772	22,353,567	67,704,915
Focused Growth and Income	—	13,812,119	64,514,919	1,029,221	—
Focused International Equity	16,572,352	29,949,120	50,420,960	12,109,115	8,408,709
Focused Technology	—	(174,199,479)	10,148,384	—	—
Focused Dividend Strategy	11,522,549	7,455,308	11,638,520	1,422,497	—

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

For the period ended October 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, dividends from regulated investment companies, and Fund mergers, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Focused Equity Strategy	$10,203,231	$(10,203,231)	$—
Focused Multi-Asset Strategy	7,915,798	(7,915,798)	—
Focused Balanced Strategy	5,010,894	(5,010,894)	—
Focused Fixed Income and Equity Strategy	423,211	(423,211)	—
Focused Fixed Income Strategy	41,305	(41,305)	—
Focused Large-Cap Growth	14,323,009	—	(14,323,009)
Focused Growth	4,751,089	—	(4,751,089)
Focused Mid-Cap Growth	513,721	(513,702)	(19)
Focused Small-Cap Growth	5,658,683	(5,658,683)	—
Focused Large-Cap Value	—	—	—
Focused Value	(96,645)	96,645	—
Focused Mid-Cap Value	264	(264)	—
Focused Small-Cap Value	1,286,375	(1,286,700)	325
Focused Growth and Income	1,037,974	(33,884)	(1,004,090)
Focused International Equity	424,506	(424,506)	—
Focused Technology	1,978,931	1,590	(1,980,521)
Focused Dividend Strategy	807	(807)	—

As of October 31, 2006, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward
	2009	2010	2011	2012	2013
Focused Equity Strategy*	$1,974,020	$811,968	$—	$—	$—
Focused Multi-Asset Strategy	—	—	—	—	—
Focused Balanced Strategy	—	—	—	—	—
Focused Fixed Income and Equity Strategy	—	—	—	—	—
Focused Fixed Income Strategy	—	—	—	—	—
Focused Large-Cap Growth*	158,259,139	243,653,370	—	—	—
Focused Growth*	10,280,800	—	4,817,050	—	—
Focused Mid-Cap Growth	—	—	—	—	—
Focused Small-Cap Growth	—	—	—	—	—
Focused Large-Cap Value	—	—	—	—	—
Focused Value	—	—	—	—	—
Focused Mid-Cap Value	—	—	—	—	—
Focused Small-Cap Value	—	—	—	—	—
Focused Growth and Income	—	—	—	—	—
Focused International Equity	—	—	—	—	—
Focused Technology	146,290,582	27,908,897	—	—	—
Focused Dividend Strategy	—	—	—	—	—

* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

The Portfolio's indicated below, utilized capital loss carryforwards, which offset net taxable gains realized in the year ended October 31, 2006.

Portfolio	Capital Loss Carryforward Utilized
Focused Equity Strategy	$1,201,343
Focused Multi-Asset Strategy	—
Focused Balanced Strategy	—
Focused Fixed Income and Equity Strategy	—
Focused Fixed Income Strategy	—
Focused Large-Cap Growth	39,147,930
Focused Growth	50,487,684
Focused Mid-Cap Growth	240,601
Focused Small-Cap Growth	—
Focused Large-Cap Value	—
Focused Value	—
Focused Mid-Cap Value	—
Focused Small-Cap Value	—
Focused Growth and Income	8,924,346
Focused International Equity	—
Focused Technology	9,246,076
Focused Dividend Strategy	1,029,845

As of April 30, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Cost	$566,517,080	$780,385,632	$418,071,664	$58,324,504	$24,110,293
Appreciation	65,618,142	115,174,067	36,820,714	3,143,135	788,222
Depreciation	(1,159,648)	(978,340)	(2,332,763)	(393,532)	(319,886)
Net unrealized appreciation (depreciation)	$64,458,494	$114,195,727	$34,487,951	$2,749,603	$468,336
	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth	Focused Small-Cap Growth Portfolio	Focused Large- Cap Value Portfolio
Cost	$1,012,144,814	$310,943,278	$77,578,504	$293,496,612	$495,941,856
Appreciation	181,781,711	78,576,999	9,824,358	87,621,770	68,751,513
Depreciation	(27,931,479)	(7,057,565)	(1,331,529)	(7,458,762)	(5,606,121)
Net unrealized appreciation (depreciation)	$153,850,232	$71,519,434	$8,492,829	$80,163,008	$63,145,392
	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused International Equity Portfolio
Cost	$522,459,245	$62,500,225	$319,151,914	$370,788,993	$285,909,129
Appreciation	144,077,527	17,549,171	37,690,348	55,280,209	69,613,673
Depreciation	(3,849,339)	(578,515)	(8,223,407)	(1,515,735)	(4,763,727)
Net unrealized appreciation (depreciation)	$140,228,188	$16,970,656	$29,466,941	$53,764,474	$64,849,946

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused Technology Portfolio	Focused Dividend Strategy Portfolio
Cost	$61,639,394	$165,231,109
Appreciation	15,531,329	29,317,018
Depreciation	(2,443,803)	(985,475)
Net unrealized appreciation (depreciation)	$13,087,526	$28,331,543

Note 7.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the period ended April 30, 2007, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Focused Large-Cap Growth	$170,493
Focused Growth	14,861
Focused Mid-Cap Growth	11,077
Focused Small-Cap Growth	13,649
Focused Large-Cap Value	20,171
Focused Value	2,912
Focused Mid-Cap Value	8,418
Focused Small-Cap Value	2,852
Focused Growth and Income	22,091
Focused International Equity	855
Focused Technology	1,971
Focused Dividend Strategy	1,577

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Note 8.  Capital Share Transactions

Transactions in shares of each class of each series were as follows:

	Focused Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2007(unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	1,013,269	$19,475,993	2,840,364	$54,004,642	401,527	$7,622,404	1,275,224	$23,927,080
Reinvested dividends	796,109	14,958,881	534,082	9,843,134	473,916	8,814,811	297,167	5,429,241
Shares redeemed(1)(2)	(2,106,588)	(40,453,048)	(3,108,245)	(58,733,800)	(961,839)	(18,293,169)	(1,143,544)	(21,355,288)
Net increase (decrease)	(297,210)	$(6,018,174)	266,201	$5,113,976	(86,396)	$(1,855,954)	428,847	$8,001,033
	Class C				Class I
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,087,111	$20,548,910	3,450,284	$64,665,158	12,887	$246,713	56,600	$1,074,513
Reinvested dividends .	989,162	18,397,890	623,580	11,392,804	15,570	292,093	18,758	345,518
Shares redeemed(3)(4)	(2,618,921)	(49,807,806)	(3,732,142)	(69,633,024)	(57,642)	(1,100,473)	(224,200)	(4,247,315)
Net increase (decrease)	(542,648)	$(10,861,006)	341,722	$6,424,938	(29,185)	$(561,667)	(148,842)	$(2,827,284)
	Focused Multi-Asset Strategy
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)(8)	2,202,928	$41,882,690	4,222,869	$77,849,901	712,191	$13,428,093	1,903,268	$34,838,512
Reinvested dividends	1,001,049	18,549,317	315,417	5,639,661	497,724	9,165,675	137,091	2,440,224
Shares redeemed(5)(6)	(2,134,060)	(40,423,241)	(3,172,874)	(58,383,340)	(799,198)	(15,114,843)	(1,312,855)	(24,016,370)
Net increase (decrease)	1,069,917	$20,008,766	1,365,412	$25,106,222	410,717	$7,478,925	727,504	$13,262,366

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	2,109,043	$39,756,149	4,997,672	$91,435,013
Reinvested dividends	1,235,929	22,790,368	339,047	6,035,038
Shares redeemed(7)(8)	(2,596,508)	(48,922,464)	(4,307,992)	(78,590,438)
Net increase (decrease)	748,464	$13,624,053	1,028,727	$18,879,613

(1)  For the six months ended April 30, 2007, includes automatic conversion of 179,265 shares of Class B shares in the amount of $3,051,975 to 177,079 shares of Class A in the amount of $3,051,975.

(2)  For the year ended October 31, 2006, includes automatic conversion of 139,474 shares of Class B shares in the amount of $2,604,755 to 137,806 shares of Class A in the amount of $2,604,755.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 2,261 shares of Class C shares in the amount of $43,582 to 2,232 shares of Class A in the amount of $43,582.

(4)  For the year ended October 31, 2006, includes automatic conversion of 3,723 shares of Class C shares in the amount of $69,647 to 3,682 shares of Class A in the amount of $69,647.

(5)  For the six months ended April 30, 2007, includes automatic conversion of 206,131 shares of Class B shares in the amount of $3,862,420 to 204,602 shares of Class A in the amount of $3,862,420.

(6)  For the year ended October 31, 2006, includes automatic conversion of 232,735 shares of Class B shares in the amount of $4,269,840 to 230,937 shares of Class A in the amount of $4,269,840.

(7)  For the six months ended April 30, 2007, includes automatic conversion of 263 shares of Class C shares in the amount of $4,972 to 261 shares of Class A in the amount of $4,972.

(8)  For the year ended October 31, 2006, includes automatic conversion of 625 shares of Class C shares in the amount of $11,608 to 620 shares of Class A in the amount of $11,608.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused Balanced Strategy
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	944,772	$15,675,333	2,025,908	$33,157,986	302,632	$4,995,994	890,143	$14,542,590
Reinvested dividends	487,546	7,936,969	489,886	7,876,374	327,510	5,325,269	339,748	5,453,768
Shares redeemed(1)(2)	(1,343,035)	(22,249,641)	(2,805,735)	(45,915,814)	(845,105)	(14,002,299)	(1,645,911)	(26,872,370)
Net increase (decrease)	89,283	$1,362,661	(289,941)	$(4,881,454)	(214,963)	$(3,681,036)	(416,020)	$(6,876,012)
	Class C				Class I
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,012,722	$16,788,448	2,729,673	$44,628,086	23,634	$390,891	107,075	$1,757,773
Reinvested dividends	545,053	8,878,680	548,437	8,815,168	21,756	353,968	37,085	595,808
Shares redeemed(3)(4)	(2,121,295)	(35,106,472)	(3,943,883)	(64,207,897)	(168,989)	(2,784,382)	(709,904)	(11,814,455)
Net increase (decrease)	(563,520)	$(9,439,344)	(665,773)	$(10,764,643)	(123,599)	$(2,039,523)	(565,744)	$(9,460,874)
	Focused Fixed Income and Equity Strategy
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)	163,791	$2,318,742	449,481	$6,263,058	68,528	$958,383	115,031	$1,607,189
Reinvested dividends	75,639	1,050,966	102,476	1,415,276	34,758	482,638	52,993	731,526
Shares redeemed(5)(6)	(246,557)	(3,465,378)	(932,441)	(13,037,094)	(139,829)	(1,974,303)	(309,802)	(4,309,951)
Net increase (decrease)	(7,127)	$(95,670)	(380,484)	$(5,358,760)	(36,543)	$(533,282)	(141,778)	$(1,971,236)
	Class C				Class I
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	225,752	$3,170,104	562,308	$7,806,883	—	$—	1	$28
Reinvested dividends .	49,641	689,275	78,817	1,088,070	—	—	479	6,612
Shares redeemed	(480,489)	(6,782,050)	(789,124)	(10,983,546)	—	—	(8,163)	(113,434)
Net increase (decrease)	(205,096)	$(2,922,671)	(147,999)	$(2,088,593)	—	$—	(7,683)	$(106,794)

(1)  For the six months ended April 30, 2007, includes automatic conversion of 193,835 shares of Class B shares in the amount of $3,212,464 to 193,450 shares of Class A in the amount of $3,212,464.

(2)  For the year ended October 31, 2006, includes automatic conversion of 157,128 shares of Class B shares in the amount of $2,577,004 to 156,784 shares of Class A in the amount of $2,577,004.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 171 shares of Class C shares in the amount of $2,780 to 171 shares of Class A in the amount of $2,780.

(4)  For the year ended October 31, 2006, includes automatic conversion of 1,826 shares of Class C shares in the amount of $30,748 to 1,825 shares of Class A in the amount of $30,748.

(5)  For the six months ended April 30, 2007, includes automatic conversion of 46,292 shares of Class B shares in the amount of $661,296 to 46,206 shares of Class A in the amount of $661,296.

(6)  For the year ended October 31, 2006, includes automatic conversion of 25,185 shares of Class B shares in the amount of $351,316 to 25,130 shares of Class A in the amount of $351,316.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused Fixed Income Strategy
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold (1)(2)(3)(4)	205,701	$2,695,409	161,080	$2,054,200	52,943	$690,297	84,397	$1,072,914
Reinvested dividends	9,999	130,694	26,687	339,338	4,485	58,569	13,930	177,026
Shares redeemed(1)(2)	(69,682)	(911,673)	(393,380)	(5,008,405)	(84,427)	(1,104,647)	(228,467)	(2,907,138)
Net increase (decrease)	146,018	$1,914,430	(205,613)	$(2,614,867)	(26,999)	$(355,781)	(130,140)	$(1,657,198)

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	67,741	$885,168	250,140	$3,173,346
Reinvested dividends	7,378	96,319	26,074	331,408
Shares redeemed(3)(4)	(132,656)	(1,732,200)	(622,874)	(7,922,739)
Net increase (decrease)	(57,537)	$(750,713)	(346,660)	$(4,417,985)

	Focused Large-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)(8)	3,413,337	$64,325,227	9,546,231	$174,352,675	166,870	$2,956,865	619,339	$10,941,251
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(5)(6)	(6,501,698)	(121,968,560)	(11,157,830)	(200,182,421)	(4,534,732)	(80,552,249)	(7,852,021)	(134,732,763)
Net increase (decrease)	(3,088,361)	$(57,643,333)	(1,611,599)	$(25,829,746)	(4,367,862)	$(77,595,384)	(7,232,682)	$(123,791,512)
	Class C				Class Z
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	300,517	$5,331,998	1,277,383	$22,473,025	232,059	$4,511,900	547,325	$10,262,842
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(7)(8)	(3,862,020)	(68,342,709)	(7,649,392)	(130,551,161)	(440,404)	(8,579,040)	(599,067)	(11,219,694)
Net increase (decrease)	(3,561,503)	$(63,010,711)	(6,372,009)	$(108,078,136)	(208,345)	$(4,067,140)	(51,742)	$(956,852)

(1)  For the six months ended April 30, 2007, includes automatic conversion of 10,231 shares of Class B shares in the amount of $133,999 to 10,223 shares of Class A in the amount of $133,999.

(2)  For the year ended October 31, 2006, includes automatic conversion of 8,331 shares of Class B shares in the amount of $105,989 to 8,325 Shares of Class A in the amount of $105,989.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 25 shares of Class C shares in the amount of $323 to 25 shares of Class A in the amount of $323.

(4)  For the year ended October 31, 2006, includes automatic conversion of 170 shares of Class C shares in the amount of $2,175 to 169 shares of Class A in the amount of $2,175.

(5)  For the six months ended April 30, 2007, includes automatic conversion of 1,824,253 shares of Class B shares in the amount of $30,171,799 to 1,721,674 shares of Class A in the amount of $30,171,799.

(6)  For the year ended October 31, 2006, includes automatic conversion of 2,369,022 shares of Class B shares in the amount of $40,636,222 to 2,246,856 shares of Class A in the amount of $40,636,222.

(7)  For the six months ended April 30, 2007, includes automatic conversion of 379 shares of Class C shares in the amount of $6,694 to 358 shares of Class A in the amount of $6,694.

(8)  For the year ended October 31, 2006, includes automatic conversion of 3,435 shares of Class C shares in the amount of $61,184 to 3,263 shares of Class A in the amount of $61,184.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	803,270	$20,053,785	2,426,113	$56,656,491	135,151	$3,112,087	537,478	$11,770,166
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(1)(2)	(1,557,756)	(38,572,694)	(2,889,074)	(66,481,700)	(789,717)	(18,280,700)	(1,647,094)	(35,644,305)
Net increase (decrease)	(754,486)	$(18,518,909)	(462,961)	$(9,825,209)	(654,566)	$(15,168,613)	(1,109,616)	$(23,874,139)

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	177,452	$4,130,768	664,304	$14,537,792
Reinvested dividends	—	—	—	—
Shares redeemed	(433,257)	(9,947,615)	(848,741)	(18,196,688)
Net increase (decrease)	(255,805)	$(5,816,847)	(184,437)	$(3,658,896)

	Focused Mid-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	371,749	$5,348,081	3,330,574	$44,112,775	19,108	$278,030	67,450	$945,881
Reinvested dividends	190,769	2,727,995	4,560	60,835	1,986	28,166	—	—
Shares redeemed(3)(4)	(601,021)	(8,702,139)	(1,105,933)	(15,523,064)	(11,611)	(168,727)	(18,524)	(258,587)
Net increase (decrease)	(38,503)	$(626,063)	2,229,201	$28,650,546	9,483	$137,469	48,926	$687,294
	Class C				Class I
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	112,837	$1,673,949	304,470	$4,236,992	—	$—	—	$—
Reinvested dividends	8,429	119,618	—	—	76	1,079	3	46
Shares redeemed	(56,174)	(813,234)	(73,764)	(1,015,837)	—	—	—	—
Net increase (decrease)	65,092	$980,333	230,706	$3,221,155	76	$1,079	3	$46

(1)  For the six months ended April 30, 2007, includes automatic conversion of 356,778 shares of Class B shares in the amount of $7,931,176 to 330,599 shares of Class A in the amount of $7,931,176.

(2)  For the year ended October 31, 2006, includes automatic conversion of 688,826 shares of Class B shares in the amount of $14,933,011 to 641,666 shares of Class A in the amount of $14,933,011.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 1,763 shares of Class B shares in the amount of $25,794 to 1,745 shares of Class A in the amount of $25,794.

(4)  For the year ended October 31, 2006, includes automatic conversion of 1,950 shares of Class B shares in the amount of $27,146 to 1,942 shares of Class A in the amount of $27,146.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused Small-Cap Growth Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	1,777,229	$31,416,259	4,154,398	$76,641,456	57,680	$953,885	266,269	$4,721,349
Reinvested dividends	1,738,326	30,038,267	1,042,934	18,991,831	281,362	4,487,741	182,256	3,118,396
Shares redeemed(1)(2)	(1,642,355)	(29,002,485)	(5,149,070)	(94,771,380)	(367,945)	(6,034,153)	(570,835)	(10,119,404)
Net increase (decrease)	1,873,200	$32,452,041	48,262	$861,907	(28,903)	$(592,527)	(122,310)	$(2,279,659)
	Class C				Class I
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	244,089	$3,967,590	751,476	$13,353,330	602,523	$10,701,593	278,598	$5,384,559
Reinvested dividends	521,073	8,279,848	353,501	6,027,198	30,946	543,421	39,371	726,791
Shares redeemed(3)(4)	(845,804)	(13,801,888)	(1,382,736)	(24,441,272)	(243,788)	(4,381,891)	(335,795)	(6,120,321)
Net increase (decrease)	(80,642)	$(1,554,450)	(277,759)	$(5,060,744)	389,681	$6,863,123	(17,826)	$(8,971)
	Focused Large-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)(8)	965,518	$16,664,774	4,213,158	$71,326,302	118,866	$1,964,388	294,142	$4,844,786
Reinvested dividends	3,264,912	55,666,747	1,192,798	19,895,869	202,466	3,284,004	88,496	1,415,051
Shares redeemed(5)(6)	(4,026,815)	(70,155,850)	(5,093,781)	(88,679,401)	(444,705)	(7,337,620)	(863,833)	(14,258,823)
Net increase (decrease)	203,615	$2,175,671	312,175	$2,542,770	(123,373)	$(2,089,228)	(481,195)	$(7,998,986)

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	136,931	$2,282,342	440,437	$7,286,195
Reinvested dividends	455,362	7,404,194	180,903	2,896,262
Shares redeemed(7)(8)	(829,340)	(13,750,886)	(1,104,681)	(18,232,919)
Net increase (decrease)	(237,047)	$(4,064,350)	(483,341)	$(8,050,462)

(1)  For the six months ended April 30, 2007, includes automatic conversion of 64,307 shares of Class B shares in the amount of $1,037,136 to 59,330 shares of Class A in the amount of $1,037,136.

(2)  For the year ended October 31, 2006, includes automatic conversion of 60,482 shares of Class B shares in the amount of $1,070,741 to 56,676 shares of Class A in the amount of $1,070,741.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 457 shares of Class C shares in the amount of $7,374 to 419 shares of Class A in the amount of $7,374.

(4)  For the year ended October 31, 2006, includes automatic conversion of 3,500 shares of Class C shares in the amount of $60,652 to 3,267 shares of Class A in the amount of $60,652.

(5)  For the six months ended April 30, 2007, includes automatic conversion of 156,648 shares of Class B shares in the amount of $2,425,421 to 148,896 shares of Class A in the amount of $2,425,421.

(6)  For the year ended October 31, 2006, includes automatic conversion of 225,619 shares of Class B shares in the amount of $3,750,464 to 215,630 shares of Class A in the amount of $3,750,464.

(7)  For the six months ended April 30, 2007, includes automatic conversion of 48 shares of Class C shares in the amount of $803 to 46 shares of Class A in the amount of $803.

(8)  For the year ended October 31, 2006, includes automatic conversion of 378 shares of Class C shares in the amount of $6,363 to 362 shares of Class A in the amount of $6,363.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)	1,255,147	$29,927,987	2,551,212	$56,360,160	349,239	$7,933,803	563,503	$11,918,956
Reinvested dividends	880,565	20,235,372	827,023	16,937,422	508,909	11,231,624	600,984	11,875,453
Shares redeemed(1)(2)	(1,844,771)	(43,336,581)	(2,986,706)	(65,829,925)	(1,179,163)	(26,950,237)	(2,283,947)	(47,461,115)
Net increase (decrease)	290,941	$6,826,778	391,529	$7,467,657	(321,015)	$(7,784,810)	(1,119,460)	$(23,666,706)

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	502,602	$11,415,979	654,625	$13,840,252
Reinvested dividends	613,378	13,524,996	693,374	13,687,196
Shares redeemed	(842,219)	(19,193,254)	(2,320,901)	(48,289,030)
Net increase (decrease)	273,761	$5,747,721	(972,902)	$(20,761,582)

	Focused Mid-Cap Value Portfolio
	Class A				Class B
	For the six months ended		For the year ended		For the six months ended		For the year ended
	April 30, 2007 (unaudited)		October 31, 2006		April 30, 2007 (unaudited)		October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(3)(4)	215,655	$3,284,825	3,350,812	$44,523,047	27,320	$421,513	90,386	$1,248,679
Reinvested dividends	197,049	2,918,299	28,950	381,843	2,550	37,648	75	987
Shares redeemed(3)(4)	(1,291,142)	(19,808,195)	(1,104,368)	(15,513,287)	(19,515)	(296,485)	(20,066)	(278,939)
Net increase (decrease)	(878,438)	$(13,605,071)	2,275,394	$29,391,603	10,355	$162,676	70,395	$970,727
	Class C				Class I
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	240,884	$3,703,159	226,742	$3,115,093	—	$—	—	$—
Reinvested dividends	8,089	119,473	367	4,839	84	1,239	18	242
Shares redeemed	(16,444)	(252,868)	(31,483)	(430,050)	—	—	—	—
Net increase (decrease)	232,529	$3,569,764	195,626	$2,689,882	84	$1,239	18	$242

(1)  For the six months ended April 30, 2007, includes automatic conversion of 433,033 shares of Class B shares in the amount of $8,792,363 to 415,311 shares of Class A in the amount of $8,792,363.

(2)  For the year ended October 31, 2006, includes automatic conversion of 277,085 shares of Class B shares in the amount of $5,787,538 to 266,713 shares of Class A in the amount of $5,787,538.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 5,545 shares of Class B shares in the amount of $84,007 to 5,521 shares of Class A in the amount of $84,007.

(4)  For the year ended October 31, 2006, includes automatic conversion of 918 shares of Class B shares in the amount of $12,458 to 914 shares of Class A in the amount of $12,458.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused Small-Cap Value Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	799,069	$15,267,558	2,090,268	$39,652,059	57,623	$1,006,513	253,399	$4,452,112
Reinvested dividends	818,636	15,545,959	3,002,088	54,337,729	190,923	3,314,420	630,635	10,575,754
Shares redeemed(1)(2)	(1,977,905)	(37,812,620)	(9,103,588)	(167,357,544)	(577,785)	(10,116,547)	(1,518,092)	(26,528,924)
Net increase (decrease)	(360,200)	$(6,999,103)	(4,011,232)	$(73,367,756)	(329,239)	$(5,795,614)	(634,058)	$(11,501,058)

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	144,022	$2,524,505	661,412	$11,605,994
Reinvested dividends	359,342	6,259,742	1,106,093	18,593,424
Shares redeemed(3)(4)	(1,030,642)	(17,979,862)	(2,458,556)	(42,959,127)
Net increase (decrease)	(527,278)	$(9,195,615)	(691,051)	$(12,759,709)

	Focused Growth and Income Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(5)(6)(7)(8)	2,805,489	$55,970,388	1,748,951	$31,708,565	502,509	$9,474,236	262,650	$4,528,646
Reinvested dividends	337,780	6,677,911	54,373	960,224	118,980	2,221,367	—	—
Shares redeemed(5)(6)	(1,085,248)	(21,594,314)	(2,095,190)	(37,526,823)	(658,040)	(12,417,407)	(1,300,774)	(22,052,510)
Net increase (decrease)	2,058,021	$41,053,985	(291,866)	$(4,858,034)	(36,551)	$(721,804)	(1,038,124)	$(17,523,864)

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	1,366,603	$25,723,199	603,984	$10,579,335
Reinvested dividends	189,846	3,540,630	—	—
Shares redeemed(7)(8)	(512,785)	(9,642,866)	(1,840,077)	(31,085,861)
Net increase (decrease)	1,043,664	$19,620,963	(1,236,093)	$(20,506,526)

(1)  For the six months ended April 30, 2007, includes automatic conversion of 151,348 shares of Class B shares in the amount of $2,493,138 to 138,380 shares of Class A in the amount of $2,493,138.

(2)  For the year ended October 31, 2006, includes automatic conversion of 356,205 shares of Class B shares in the amount of $6,265,081 to 329,964 shares of Class A in the amount of $6,265,081.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 858 shares of Class C shares in the amount of $14,521 to 786 shares of Class A in the amount of $14,521.

(4)  For the year ended October 31, 2006, includes automatic conversion of 457 shares of Class C shares in the amount of $7,728 to 424 shares of Class A in the amount of $7,728.

(5)  For the six months ended April 30, 2007, includes automatic conversion of 323,916 shares of Class B shares in the amount of $5,834,778 to 305,626 shares of Class A in the amount of $5,834,778.

(6)  For the year ended October 31, 2006, includes automatic conversion of 332,181 shares of Class B shares in the amount of $5,661,377 to 315,376 shares of Class A in the amount of $5,661,377.

(7)  For the six months ended April 30, 2007, includes automatic conversion of 1,973 shares of Class C shares in the amount of $36,903 to 1,861 shares of Class A in the amount of $36,903.

(8)  For the year ended October 31, 2006, includes automatic conversion of 2,596 shares of Class C shares in the amount of $45,049 to 2,462 shares of Class A in the amount of $45,049.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused International Equity Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	749,372	$15,187,233	3,742,046	$73,989,504	164,199	$3,252,567	302,314	$5,875,690
Reinvested dividends	1,880,142	36,888,392	894,048	16,462,037	124,687	2,379,026	51,716	933,132
Shares redeemed(1)(2)(5)(6)	(2,010,514)	(40,896,059)	(2,673,923)	(53,758,160)	(145,269)	(2,871,339)	(190,352)	(3,683,729)
Net increase (decrease)	619,000	$11,179,566	1,962,171	$36,693,381	143,617	$2,760,254	163,678	$3,125,093

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	345,995	$6,777,991	433,049	$8,371,382
Reinvested dividends	265,999	5,064,614	132,410	2,385,174
Shares redeemed(3)(4)(5)(6)	(321,765)	(6,336,037)	(476,962)	(9,258,367)
Net increase (decrease)	290,229	$5,506,568	88,497	$1,498,189

	Focused Technology Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(7)(8)	785,511	$5,195,202	2,437,851	$16,030,884	85,325	$539,025	289,186	$1,815,513
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed(7)(8)	(1,931,503)	(12,703,259)	(3,990,228)	(25,502,465)	(664,761)	(4,198,655)	(941,177)	(5,778,255)
Net increase (decrease)	(1,145,992)	$(7,508,057)	(1,552,377)	$(9,471,581)	(579,436)	$(3,659,630)	(651,991)	$(3,962,742)

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	161,643	$1,022,357	784,998	$5,018,384
Reinvested dividends	—	—	—	—
Shares redeemed	(705,810)	(4,447,778)	(1,498,558)	(9,189,427)
Net increase (decrease)	(544,167)	$(3,425,421)	(713,560)	$(4,171,043)

(1)  For the six months ended April 30, 2007, includes automatic conversion of 37,448 shares of Class B shares in the amount of $728,165 to 36,376 shares of Class A in the amount of $728,165.

(2)  For the year ended October 31, 2006, includes automatic conversion of 29,578 shares of Class B shares in the amount of $579,302 to 28,903 shares of Class A in the amount of $579,302.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 105 shares of Class C shares in the amount of $2,141 to 102 shares of Class A in the amount of $2,141.

(4)  For the year ended October 31, 2006, includes automatic conversion of 56,477 shares of Class C shares in the amount of $774,508 to 53,093 shares of Class A in the amount of $774,508.

(5)  For the six months ended April 30, 2007 net of redemption fees of $7,545, $518 and $1,157 for Class A, Class B and Class C shares , respectively.

(6)  For the year ended October 31, 2006 net of redemption fees of $4,711, $283 and $655 for Class A, Class B and Class C shares , respectively.

(7)  For the six months ended April 30, 2007, includes automatic conversion of 55,678 shares of Class B shares in the amount of $355,414 to 53,374 shares of Class A in the amount of $355,414.

(8)  For the year ended October 31, 2006, includes automatic conversion of 64,584 shares of Class B shares in the amount of $404,375 to 62,322 shares of Class A in the amount of $404,375.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

	Focused Dividend Strategy Portfolio
	Class A				Class B
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006		For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold(1)(2)(3)(4)	521,594	$7,142,885	1,308,127	$18,233,824	158,079	$2,167,710	313,307	$4,337,773
Reinvested dividends	396,848	5,302,150	38,705	524,191	243,616	3,246,692	12,149	161,554
Shares redeemed(1)(2)	(920,326)	(12,652,435)	(1,772,229)	(24,147,907)	(441,711)	(6,074,682)	(1,217,820)	(16,566,036)
Net increase (decrease)	(1,884)	$(207,400)	(425,397)	$(5,389,892)	(40,016)	$(660,280)	(892,364)	$(12,066,709)

	Class C
	For the six months ended April 30, 2007 (unaudited)		For the year ended October 31, 2006
	Shares	Amount	Shares	Amount
Shares sold	338,791	$4,594,231	564,928	$7,768,167
Reinvested dividends	491,151	6,545,734	22,753	302,766
Shares redeemed(3)(4)	(666,794)	(9,190,848)	(1,658,953)	(22,597,352)
Net increase (decrease)	163,148	$1,949,117	(1,071,272)	$(14,526,419)

(1)  For the six months ended April 30, 2007, includes automatic conversion of 128,497 shares of Class B shares in the amount of $1,629,077 to 128,044 shares of Class A in the amount of $1,629,077.

(2)  For the year ended October 31, 2006, includes automatic conversion of 421,466 shares of Class B shares in the amount of $5,762,077 to 419,546 shares of Class A in the amount of $5,762,077.

(3)  For the six months ended April 30, 2007, includes automatic conversion of 109 shares of Class C shares in the amount of $1,519 to 109 shares of Class A in the amount of $1,519.

(4)  For the year ended October 31, 2006, includes automatic conversion of 932 shares of Class C shares in the amount of $12,734 to 928 shares of Class A in the amount of $12,734.

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

Note 9.  Directors' Retirement Plan

The Board has adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended December 9, 2006, for the unaffiliated Directors. The Retirement Plan provides generally that an unaffiliated Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting AIG SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed five (5) consecutive years of service as a Director of any Adopting Fund (an "Eligible Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds.

An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expense line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
	As of April 30, 2007
Focused Equity Strategy	$21,762	$4,753	$350
Focused Multi-Asset Strategy	24,464	6,109	374
Focused Balanced Strategy	19,031	3,506	320
Focused Fixed Income and Equity Strategy	3,160	480	56
Focused Fixed Income Strategy	1,237	185	22
Focused Large-Cap Growth	178,522	10,214	4,153
Focused Growth	55,127	3,060	1,554
Focused Mid-Cap Growth	846	433	—
Focused Small-Cap Growth	15,474	2,631	262
Focused Large-Cap Value	28,687	4,243	570
Focused Value	57,131	4,576	1,149
Focused Mid-Cap Value	1,147	494	—
Focused Small-Cap Value	29,058	2,973	607
Focused Growth and Income	33,171	2,651	720
Focused International Equity	10,767	2,371	173
Focused Technology	10,214	682	236
Focused Dividend Strategy	17,556	1,417	433

Note 10.  Lines of Credit

The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the $75 million committed line of credit which is included in the other expenses line on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the period ending April 30, 2007, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Focused Large-Cap Growth	129	$52,955	$2,549,574	5.79%
Focused Growth	77	7,205	582,247	5.80
Focused Mid-Cap Growth	5	214	267,826	5.76
Focused Small-Cap Growth	8	299	231,140	5.81
Focused Large-Cap Value	154	25,701	1,038,243	5.79
Focused Value	1	187	1,156,714	5.81
Focused Mid-Cap Value	104	7,443	444,627	5.80
Focused Small-Cap Value	31	2,121	426,341	5.77
Focused International Equity	70	6,223	550,633	5.81
Focused Technology	149	5,620	234,523	5.79
Focused Dividend Strategy	30	4,311	889,063	5.79

At April 30, 2007, the Focused Growth Portfolio, Focused Large-Cap Value Portfolio, Focused Technology Portfolio, and Focused Dividend Strategy Portfolio had $319,927, $439,072, $286,169, and $883,163, respectively, in borrowings outstanding at an interest rate of 5.79%.

Note 11.  Interfund Lending Agreement

Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other and other investment companies advised by AIG SunAmerica or an affiliate for temporary or emergency purposes. An interfund loan will be made under this facility only if the lines of credit are not available and the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended April 30, 2007, none of the Portfolios participated in the program.

Note 12.  Investment Concentration

All Portfolios, except Focused Dividend Strategy Portfolio, may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Focused International Equity Portfolio. At April 30, 2007, the Focused International Equity Portfolio had approximately 18.6%, 16.6%, and 15.0% of its net assets invested in equity securities of companies domiciled in the United Kingdom, Japan, and Germany, respectively.

Note 13.  Other Information

On February 9, 2006, AIG, the parent company and an affiliated person of the Adviser and the Distributor announced that it had consented to the settlement of an injunctive action instituted by the SEC. In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated

NOTES TO FINANCIAL STATEMENTS — April 30, 2007 — (unaudited) (continued)

thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and the distributor, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including the Adviser and the Distributor, to continue to serve as investment adviser and principal underwriter of the Portfolios. The Adviser and Distributor expect that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and the Distributor believe that the settlements are not likely to have a material adverse effect on their ability to perform investment advisory and underwriting services, respectively, relating to the Portfolios.

Note 14.  Subsequent Events

On March 6, 2007, the Board approved the addition of a new series to the Fund, Focused StarALPHA Portfolio ("StarALPHA Portfolio"). The StarALPHA Portfolio commenced operations on May 2, 2007.

APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS — April 30, 2007 — (unaudited)

The Board, including the Directors who are not interested persons of the Fund, AIG SunAmerica, or any of the Portfolios' subadvisers within the meaning of the 1940 Act, (the "Disinterested Directors"), approved a new Subadvisory Agreement between AIG SunAmerica and Thornburg Investment Management, Inc. ("Thornburg") at a meeting held on November 9, 2006, with respect to the Focused Growth Portfolio. Thornburg replaced Credit Suisse Asset Management, LLC ("Credit Suisse") as subadviser to the portion of assets of the Focused Growth Portfolio previously managed by Credit Suisse, effective November 18, 2006. At the same meeting, the Board also approved a new Subadvisory Agreement between AIG SunAmerica and Munder Capital Management ("Munder") with respect to the Focused Mid-Cap Growth Portfolio. Approval of the new Subadvisory Agreement between AIG SunAmerica and Munder with respect to Focused Mid-Cap Growth Portfolio was in response to the anticipated termination of the then existing Subadvisory Agreement ("prior Subadvisory Agreement") between AIG SunAmerica and Munder as a result of the announcement of a management-led buyout in which members of Munder's executive management team partnered with the private equity firm Crestview Partners, L.P. to acquire Comerica Incorporated's majority interest in Munder (the "Transaction"). The Transaction, which was subsequently consummated on December 29, 2006, constituted a change in control of Munder and resulted in the "assignment" of the prior Subadvisory Agreement, as that term is defined in the 1940 Act. As required by the 1940 Act, the prior Subadvisory Agreement terminated on this date as a result of its assignment. Upon the termination of the prior Subadvisory Agreement, the new Subadvisory Agreement became effective.

At a meeting held on December 5, 2006, the Board, including the Disinterested Directors, approved a Subadvisory Agreement between AIG SunAmerica and BlackRock Investment Management, LLC ("BlackRock") with respect to the Focused Large-Cap Growth Portfolio. BlackRock replaced Fred Alger Management, Inc. ("Fred Alger") as subadviser to the portion of assets of the Focused Large-Cap Growth Portfolio previously managed by Fred Alger, effective December 18, 2006. On December 6, 2006, at the continuation of the same meeting, the Board, including the Disinterested Directors, approved a Subadvisory Agreement between AIG SunAmerica and Dreman Value Management, LLC ("Dreman") with respect to the Focused Small-Cap Value Portfolio. Dreman replaced Boston Partners Asset Management L.P. ("Boston Partners") as subadviser to the portion of assets of the Focused Small-Cap Value Portfolio previously managed by Boston Partners, effective January 2, 2007.

At a meeting held on March 6, 2007, the Board, including the Disinterested Directors, approved an Investment Advisory and Management Agreement ("Advisory Agreement") between AIG SunAmerica and the Fund and Subadvisory Agreements between AIG SunAmerica and each of BlackRock, Thornburg, Kinetics Asset Management, Inc. ("Kinetics"), and Janus Capital Management LLC ("Janus"), with respect to a new series of the Fund, Focused StarALPHA Portfolio ("StarALPHA Portfolio").1

Thornburg, Munder, BlackRock, Kinetics and Janus are each hereafter referred to as a "Subadviser" and collectively as the "Subadvisers." The Subadvisory Agreements between AIG SunAmerica and Thornburg, Munder, BlackRock, Dreman, Kinetics and Janus are each referred to as a "Subadvisory Agreement" and, collectively, as the "Subadvisory Agreements."

In accordance with Section 15(c) of the 1940 Act, the Directors requested and the Adviser and Subadvisers provided materials relating to the Directors' consideration of whether to approve the Advisory Agreement and the Subadvisory Agreements. In determining whether to approve the agreements, the Directors, including the Disinterested Directors, considered the following:

Nature, Extent and Quality of Services Provided by the Adviser and Subadvisers

The Board, including the Disinterested Directors, considered the nature, quality and extent of services to be provided by AIG SunAmerica and the Subadvisers. The Board noted that the services provided by AIG SunAmerica (with respect to the StarALPHA Portfolio) would include acting as investment manager and adviser to the StarALPHA Portfolio,

1The StarALPHA Portfolio commenced operations on May 2, 2007.

APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS — April 30, 2007 — (continued) — (unaudited)

managing the daily business affairs of the StarALPHA Portfolio, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that AIG SunAmerica would provide office space, accounting, legal, compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or directors of the StarALPHA Portfolio without compensation. Finally, the Board noted that AIG SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers.

In connection with the services to be provided by AIG SunAmerica, the Board analyzed the structure and duties of AIG SunAmerica's fund administration, accounting, legal and compliance departments and concluded that they are adequate to meet the needs of the StarALPHA Portfolio. The Board also reviewed the personnel responsible for providing advisory services to the StarALPHA Portfolio, and the level and process of monitoring the portfolio managers, and concluded, based on their experience and interaction with AIG SunAmerica, that: (i)   AIG SunAmerica is able to retain quality portfolio managers and other personnel; (ii) AIG SunAmerica exhibits a high level of diligence and attention to detail in carrying out its advisory responsibilities under its other advisory agreements; (iii) AIG SunAmerica was responsive to requests of the Board; and (iv) AIG SunAmerica has kept the Board apprised of developments relating to the other funds overseen by the Board and advised by AIG SunAmerica and of the industry in general. The Board concluded that the nature, quality and extent of services to be provided by AIG SunAmerica was reasonable and appropriate in relation to the proposed management fee and that the quality of services was anticipated to be high.

The Board also considered AIG SunAmerica's reputation and long-standing relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering various types of mutual funds and shareholder services. The Board considered AIG SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of December 31, 2006, AIG SunAmerica managed, advised and/or administered approximately $52.5 billion of assets. The Board also considered AIG SunAmerica's code of ethics, compliance and regulatory history, and noted that AIG SunAmerica has not been the target of any regulatory actions or investigations that could potentially affect its ability to provide investment management and advisory services to the StarALPHA Portfolio.

The Board also considered the nature, quality and extent of services to be provided by each Subadviser. With respect to Thornburg, BlackRock, Dreman, Kinetics and Janus, the Board observed that the Subadvisers would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the portion of the Portfolio's assets it is allocated to manage. The Board reviewed each Subadviser's history, structure, size, visibility and resources, needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that would be responsible for providing subadvisory services to the Portfolios and concluded, based on the fact that each Subadviser currently manages another Portfolio, that: (i)  each Subadviser is able to retain high quality portfolio managers and other investment personnel; (ii) each Subadviser exhibits a high level of diligence and attention to detail in carrying out its responsibilities as Subadviser; and (iii) that each Subadviser was responsive to requests of the Board and of AIG SunAmerica. The Board considered that each Subadviser provides general marketing assistance and has developed internal policies and procedures for monitoring compliance with the investment objective, policies and restrictions of each Portfolio as set forth in the Prospectus. The Board also considered each Subadviser's code of ethics, compliance and regulatory history, and noted that each Subadviser had not been the target of any regulatory actions or investigations that could potentially affect its ability to provide subadvisory services to the Portfolios. The Board concluded that the nature and extent of services to be provided by Thornburg, BlackRock, Dreman, Kinetics and Janus under the respective Subadvisory Agreements was reasonable and appropriate in relation to the proposed subadvisory fees and that the quality of services reasonably expected would be high.

APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS — April 30, 2007 — (continued) — (unaudited)

With respect to Munder, the Directors reviewed the nature, extent and quality of services provided by Munder including the investment advisory services and the resulting performance of the Focused Mid-Cap Growth Portfolio. The Directors noted that Munder is, and would continue to be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the portion of the Portfolio's assets it is allocated to manage. The Directors reviewed details of the Transaction in order to evaluate Munder's history, structure, size and investment experience, visibility and resources, which are needed to attract and retain highly qualified investment professionals. In evaluating the nature, quality and extent of the services to be provided by Munder under the Subadvisory Agreement, the Directors considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of Munder and how it would affect the Portfolio, the ability of Munder to perform its duties after the Transaction and any anticipated changes to the current investment practices and related services provided to the Portfolio. The Board noted that it was anticipated that the Transaction would not result in a change in the portfolio managers to the portion of the Portfolio's assets subadvised by Munder. The Board also considered Munder's code of ethics, compliance and regulatory history, and noted that Munder had not been the target of any regulatory actions or investigations that could potentially affect its ability to continue to provide subadvisory services to the Fund. The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by Munder under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services after the Transaction should continue to be high.

Investment Performance

The Board, including the Disinterested Directors, received information regarding the investment performance of AIG SunAmerica and the Subadvisers. The Board was provided with information prepared by AIG SunAmerica, based on information provided by Morningstar, Inc. ("Morningstar"), a provider of investment company data.

The StarALPHA Portfolio did not have any investment history, since it is a new fund, however, the Board noted that each of the proposed Subadvisers currently serves as Subadviser to at least one other Portfolio of the Fund. The Board also noted that AIG SunAmerica would be retaining investment advisory duties with respect to a portion of the StarALPHA Portfolio's assets. The Board considered AIG SunAmerica's and the proposed Subadvisers' performance history with respect to other funds with the same or similar benchmark to the StarALPHA Portfolio. The Board considered that these funds had generally outperformed the StarALPHA Portfolio's benchmark, the S&P 500 Index, and the average total return of the Morningstar Large-Cap Blend Category for the prior one-, three- and five-year periods, although they observed that exact comparisons were not possible, including because of the nature of the StarALPHA Portfolio's investment strategy and concentrated portfolio. Furthermore, the Board considered that the StarALPHA Portfolio seeks to provide risk-adjusted excess returns over its benchmark index ("Alpha") and that AIG SunAmerica and each of the Subadvisers has demonstrated its ability to achieve Alpha on other funds. The Board further considered that AIG SunAmerica and the Subadvisers had experience managing highly concentrated portfolios.

In considering Thornburg's anticipated performance with respect to a portion of the Focused Growth Portfolio's assets, the Board noted that another account managed by Thornburg, one that invests primarily in the securities of small- and mid-cap companies, consistently outperformed the Morningstar Small-Cap Growth Category and the Russell 2500 Growth Index over each of the past three years.

With respect to Munder, the Board noted that at a meeting held on August 29, 2006, it had reviewed Munder's performance on the Focused Mid-Cap Growth Portfolio in connection with its approval to renew the prior Subadvisory Agreement. At this meeting, the Board reviewed a memorandum it had received from Munder which stated that it anticipated the current portfolio management team would continue to manage the Portfolio's assets that would be allocated to Munder pursuant to the new Subadvisory Agreement. Based on this information, the Board considered

APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS — April 30, 2007 — (continued) — (unaudited)

that the quality of investment advisory services which Munder had been providing to the Portfolio was not anticipated to change as a result of the Transaction.

In considering BlackRock's anticipated performance with respect to a portion of the Focused Large-Cap Growth Portfolio's assets, the Board noted that another account managed by BlackRock, one that invests primarily in the securities of large-cap companies, had consistently outperformed the Morningstar Large-Cap Growth Category and the Russell 1000 Growth Index over each of the past three years.

In considering Dreman's anticipated performance with respect to a portion of the Focused Small-Cap Value Portfolio's assets, the Board considered that another account managed by Dreman, one that invests primarily in the securities of small-cap companies, had consistently outperformed the Morningstar Small-Cap Value Category and the Russell 2000 Value Index over each of the past three years.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by the Adviser, Subadvisers and their Affiliates from the Relationship with the Portfolios

The Board, including the Disinterested Directors, received and reviewed information regarding the fees to be paid by the StarALPHA Portfolio to AIG SunAmerica pursuant to the Advisory Agreement and the fees to be paid by AIG SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by AIG SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for the StarALPHA Portfolio, the Board received reports prepared independently by Lipper, Inc. ("Lipper"). The reports showed comparative fee information of the StarALPHA Portfolio's Peer Group, as well as reports prepared by AIG SunAmerica. In considering the reasonableness of the management fee to be paid by the StarALPHA Portfolio to AIG SunAmerica, the Board reviewed a number of expense comparisons, including: (i)  contractual and actual advisory and subadvisory fees; and (ii) actual total operating expenses. The Board also noted that the proposed management fee for the StarALPHA Portfolio was the same as eight of the Fund's twelve other Portfolios. In considering the StarALPHA Portfolio's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by AIG SunAmerica with respect to the Portfolio. The Board compared the StarALPHA Portfolio's net expense ratios to those of other funds within the StarALPHA Portfolio's respective Peer Group as a guide to help assess the reasonableness of the Portfolio's management fee. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether AIG SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also received and reviewed information regarding the proposed fees to be paid by AIG SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information of the Portfolio's Peer Group that the Directors used as a guide to help assess the reasonableness of the subadvisory fees. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group since the exact nature of services provided under the subadvisory agreements is often not apparent. The Directors noted that Peer Group information as a whole was useful in assessing whether the Subadvisers would be providing services at a cost that was competitive with other similar funds. The Directors also considered that the subadvisory fees are paid by AIG SunAmerica out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience

APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS — April 30, 2007 — (continued) — (unaudited)

and success, and individual client needs. The Board further considered that, with respect to the Subadvisory Agreements between AIG SunAmerica and BlackRock with respect to the Large-Cap Growth Portfolio and Thornburg on the Focused Growth Portfolio, the proposed subadvisory fees were lower than the subadvisory fees paid under the Subadvisory Agreements for the subadviser that was being replaced, and as a result AIG SunAmerica would retain a greater portion of the management fee. Accordingly, the Directors considered the amount of subadvisory fees paid out by AIG SunAmerica, and the amount of the management fees which it retained. With respect to the new Subadvisory Agreement with Munder, the Board noted that the fees would remain the same as under the prior Subadvisory Agreement.

The Board did not consider AIG SunAmerica's profitability with respect to the StarALPHA Portfolio since the Portfolio is a new fund, however, the Board noted that it had previously reviewed AIG SunAmerica's profitability and the benefits AIG SunAmerica and its affiliates received from its relationship with the Fund at the August 29, 2006, meeting during the annual contract renewal process. Additionally, the Board noted that it previously reviewed financial statements of AIG SunAmerica and each Subadviser and considered whether AIG SunAmerica and each Subadviser had the financial resources necessary to attract and retain high quality investment management personnel, to perform its obligations under the Advisory Agreement and Subadvisory Agreements and to provide the high quality of services that is expected by the Board. The Board also reviewed Munder's pro forma balance sheet and other financial information and considered whether Munder, upon the consummation of the Transaction, would have the financial resources necessary to attract and retain highly qualified investment management personnel, perform its obligations under the Subadvisory Agreement and continue to provide the high quality of services that it had provided under the prior Subadvisory Agreement.

The Board concluded that AIG SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreements and to provide the Portfolios with the high quality of services that it has provided to other funds overseen by the Board. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Disinterested Directors, discussed whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the StarALPHA Portfolio. The Board considered that the funds in the AIG SunAmerica complex share common resources and as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of AIG SunAmerica as it adds labor and capital to expand the scale of operations. The Board further noted that AIG SunAmerica has agreed to contractually cap the total annual operating expenses of the StarALPHA Portfolio at certain levels. The Board concluded that the StarALPHA Portfolio's management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of breakpoints would be appropriate in the future due to an increase in asset size or otherwise, however, they also observed that because the Portfolio was new it was premature to attempt to analyze potential future economies of scale until there was significant growth in the Portfolio's assets.

Other Factors

In consideration of the Advisory Agreement and Subadvisory Agreements for the StarALPHA Portfolio, the Board also received information regarding AIG SunAmerica's and the Subadvisers' Brokerage and Soft Dollar Practices. The Board considered that AIG SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities

APPROVAL OF INVESTMENT MANAGEMENT AND ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS — April 30, 2007 — (continued) — (unaudited)

for the portion of the StarALPHA Portfolio's assets that they have been allocated to manage, selection of broker-dealers and negotiation of commission rates. The Board also considered the potential benefits AIG SunAmerica and the Subadvisers would derive from their soft dollar arrangements whereby brokers provide research to AIG SunAmerica and/or the Subadvisers in return for allocating fund brokerage.

Conclusion

After a full and complete discussion, the Board approved the Advisory Agreement and Subadvisory Agreements with respect to StarALPHA Portfolio, and the Subadvisory Agreements with respect to the Focused Growth Portfolio, Focused Mid-Cap Growth Portfolio, Focused Large-Cap Growth Portfolio, Focused Small-Cap Value Portfolio, each for an initial term ending August 31, 2008. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Directors, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Directors were also assisted by the advice of independent counsel in making this determination.

SunAmerica Focused Portfolios

DIRECTOR AND OFFICER INFORMATION — April 30, 2007 — (unaudited)

The following table contains basic information regarding the Directors and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Date of Birth*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)		Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Disinterested Directors

Jeffrey S. Burum DOB: February 27, 1963	Director	2004-	present	Founder and CEO of Southern California Development Corporation/National Housing Development Corporation (1992 to present); Founder, Owner and Partner of Colonies Crossroads, Inc. (1999 to present); Owner and Managing Member of Diversified Pacific Development Group, LLC (1998 to present).	42	None

Dr. Judith L. Craven DOB: October 6, 1945	Director	2001-	present	Retired.	89	Director, Belo Corp. (1992 to present); Director, Sysco Corp. (1996 to present); Director, Luby's, Inc. (1998 to present); Director, University of Texas Board of Regents (2001 to present).

William F. Devin DOB: December 30, 1938	Director	2001-	present	Retired.	90	Director, Boston Options Exchange (1985 to present).

Samuel M. Eisenstat DOB: March 7, 1940	Chairman of the Board	1986-	present	Attorney, solo practitioner.	51	Director, North European Oil Royalty Trust.

Stephen J. Gutman DOB: May 10, 1943	Director	1986-	present	Senior Associate, Corcoran Group (Real Estate) (2003-present); President and Member of Managing Directors, Beau Brummel-Soho LLC (Licensing of menswear specialty retailing and other activities) (June 1988 to present)	51	None

William J. Shea DOB: February 9, 1948	Director	2004-	present	Managing Partner, DLB Capital, LLC (Private Equity) (2006-present) President and CEO, Conseco, Inc. (Financial Services) (2001-2004); Chairman of the Board of Centennial Technologies, Inc. (1998 to 2001)	51	Director, Boston Private Financial Holdings (October 2004 to present)

SunAmerica Focused Portfolios

DIRECTOR AND OFFICER INFORMATION — April 30, 2007 — (unaudited) (continued)

Name, Address and Date of Birth*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Interested Director

Peter A. Harbeck(3) DOB: January 23, 1954	Director	1995-present	President, CEO and Director, AIG SunAmerica (August 1995 to present); Director, AIG SunAmerica Capital Services, Inc. ("AIG SACS") (August 1993 to present) President and CEO, AIG Advisor Group, Inc. (June 2004 to present)	98	None

Officers

Vincent M. Marra DOB: May 28, 1950	President	2004-present	Senior Vice President, AIG SunAmerica (February 2003 to present); Chief Administrative Officer, Chief Operating Officer and Chief Financial Officer, Carret & Co., LLC (June 2002 to February 2003); President and Chief Operating Officer, Bowne Digital Solutions (1999 to May 2002)	N/A	N/A

Donna M. Handel DOB: June 25, 1966	Treasurer	2002-present	Senior Vice President, AIG SunAmerica (December 2004 to Present); Vice President, AIG SunAmerica (1997 to December 2004); Assistant Treasurer (1993 to 2002)	N/A	N/A

Gregory N. Bressler DOB: November 17, 1966	Secretary and Chief Legal Officer	September 2005-present	Senior Vice President and General Counsel, AIG SunAmerica (June 2005 to present); Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management, L.P. (June 2004 to June 2005); Deputy General Counsel, Credit Suisse Asset Management, LLC. (June 2002-June 2004; Counsel, Credit Suisse Asset Management, LLC (January 2000-June 2002).	N/A	N/A

SunAmerica Focused Portfolios

DIRECTOR AND OFFICER INFORMATION — April 30, 2007 — (unaudited) (continued)

Name, Address and Date of Birth*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)		Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
James Nichols DOB: April 7, 1966	Vice President	2006-	present	Director, President and CEO, AIG SACS (July 2006 to present); Senior Vice President, AIG ("SACS") (March 2002 to July 2006); Vice President, AIG SunAmerica (1995 to March 2002)	N/A	N/A

Steven Schoepke DOB: August 28, 1950	Vice President	2001-	present	Vice President, AIG SunAmerica (November 1997 to present)	N/A	N/A

Cynthia Gibbons DOB: December 6, 1967	Vice President and Chief Compliance Officer	2002-	present	Vice President, AIG SunAmerica and Variable Annuity Life Insurance Company (August 2002 to present); Securities Compliance Manager, American General Investment Management, (June 2000 to August 2002).	N/A	N/A

Nori L. Gabert DOB: August 15, 1953	Vice President and Assistant Secretary	2005-	present	Vice President and Deputy General Counsel, AIG SunAmerica (2001 to present); Vice President and Secretary, VALIC Company I and VALIC Company II (2000 to present); Formerly, Associate General Counsel, American General Corporation, (1997 to 2001).	N/A	N/A

Timothy Pettee DOB: April 7, 1958	Vice President	2004-	present	Chief Investment Officer, AIG SunAmerica (January 2003 to present); Executive Vice President and Global Director of Research Schroder Investment Management (2000 to 2002); Director of Research U.S. Trust Co. (1998 to 2000).	N/A	N/A

Gregory R. Kingston DOB: January 18, 1966	Vice President and Assistant Treasurer	2002-	present	Vice President, AIG SunAmerica (2001 to present); Formerly, Vice President, American General Investment Management, L.P. (1999 to 2001).	N/A	N/A

SunAmerica Focused Portfolios

DIRECTOR AND OFFICER INFORMATION — April 30, 2007 — (unaudited) (continued)

Name, Address and Date of Birth*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(4)		Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director(1)	Other Directorships Held by Director(2)
Matthew J. Hackethal DOB: December 31, 1971	Anti-Money Laundering Compliance Officer	2006-	present	Senior Compliance Manager, AIG SunAmerica (November 2006 to present); Vice President, Credits Suisse Asset Management (May, 2001 to October 2006); CCO, Credit Suisse Alternative Funds (November 2005 to October 2006); CCO, Credit Suisse Asset Management Securities, Inc. (April 2004 to August 2005).	N/A	N/A

*  The business address for each Director is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1)  The "Fund Complex" consists of all registered investment company portfolios for which AIG SunAmerica serves as investment adviser or administrator. At April 30, 2007, the "Fund Complex" includes the SunAmerica Money Market Funds (2 funds), SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (5 funds), the Fund (18 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (35 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds), Seasons Series Trust (24 portfolios) and AIG Series Trust (5 portfolios). AIG Strategic Hedge Fund of Funds (1 fund) and Brazos Mutual Funds (4 funds).

(2)  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3)  Interested Director, as defined within the Investment Company Act of 1940, because he or she is an officer and a director of the Advisor and a director of the principal underwriter of the Fund.

(4)  Directors serve until their successors are duly elected and qualified, subject to the Director's retirement plan as discussed in Note 9 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Directors is contained in the Statement of Additional Information which is available; without charge by calling (800) 858-8850.

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Directors

Samuel M. Eisenstat

Peter A. Harbeck

Dr. Judith L. Craven

William F. Devin

Stephen J. Gutman

Jeffrey S. Burum

William J. Shea

Officers

Vincent M. Marra, President
and Chief Executive Officer

Donna M. Handel, Treasurer

Timothy P. Pettee, Vice President

James Nichols, Vice President

Steven Schoepke, Vice President

Cynthia Gibbons, Vice President and Chief
Compliance Officer

Gregory N. Bressler, Chief Legal Officer
and Secretary

Gregory R. Kingston, Vice President and
Assistant Treasurer

Corey A. Issing, Assistant Secretary

Kathleen Fuentes, Assistant Secretary

Nori L. Gabert, Vice President and
Assistant Secretary

Matthew Hackethal, Anti-Money Laundering Compliance Officer

John E. Smith Jr., Assistant Treasurer

Investment Adviser

AIG SunAmerica Asset Management Corp.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Distributor

AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Shareholder Servicing Agent

AIG SunAmerica Fund Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Custodian and Transfer Agent

State Street Bank and Trust Company
P.O. Box 5607
Boston, MA 02110

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Portfolio which is available in the Fund's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON SUNAMERICA FOCUSED PORTFOLIOS

Information regarding how SunAmerica Focused Portfolios voted proxies relating to securities held in the SunAmerica Focused Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800)858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

DELIVERY OF SHAREHOLDER DOCUMENTS

The Funds have adopted a policy that allows them to send only one copy of a Fund's prospectus, proxy material, annual report and semi-annual report (the "shareholder documents") to shareholders with multiple accounts residing at the same "household." This practice is called householding and reduces Fund expenses, which benefits you and other shareholders. Unless the Funds receive instructions to the contrary, you will only receive one copy of the shareholder documents. The Funds will continue to household the shareholder documents indefinitely, until we are instructed otherwise. If you do not wish to participate in householding, please contact Shareholder Services at (800) 858-8850 ext. 6010 or send a written request with your name, the name of your fund(s) and your account number(s) to AIG SunAmerica Mutual Funds c/o BFDS, P.O. Box 219186, Kansas City MO, 64121-9186. We will resume individual mailings for your account within thirty (30) days of receipt of your request.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

(This page intentionally left blank.)

The AIG SunAmerica Focused Portfolios

Distributed by:

AIG SunAmerica Capital Services, Inc.
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311
800-858-8850 x6003
www.sunamericafunds.com

Distributed by:

AIG SunAmerica Capital Services, Inc.

Investors should carefully consider the investment objectives, risks, charges and expenses of any mutual fund before investing. This and other important information is contained in the prospectus, which can be obtained from your financial adviser or from the AIG SunAmerica Sales Desk at 800-858-8850, ext. 6003. Read the prospectus carefully before investing.

www.sunamericafunds.com

FOSAN - 4/07

Item 2.          Code of Ethics

Not applicable.

Item 3.          Audit Committee Financial Expert.

Not applicable.

Item 4.          Principal Accountant Fees and Services.

Not applicable.

Item 5.          Audit Committee of Listed Registrants.

Not applicable.

Item 6.          Schedule of Investments.

Included in Item 1 to the Form.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c) (2) (iv) of Regulation  S-K (17 CFR 229.407) (as required by 22 (b) (15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.    Controls and Procedures.

(a)   An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as defind under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the  registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)  There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)                  (1)                   Not applicable.

(2)                   Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3)                   Not applicable.

(b)                 Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	July 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	July 6, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	July 6, 2007